Registration No. 333-118237
----------------------------------------------------------------
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                             FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.	     [   ]           [   ]

    Post-Effective Amendment No.    [ 4 ]           [ X ]

                               and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.        [38]           [ X ]

                        CARILLON ACCOUNT
                   (Exact Name of Registrant)

           The Union Central Life Insurance Company
                     (Name of Depositor)

          1876 Waycross Road, Cincinnati, Ohio 45240
      (Address of Depositor's Principal Executive Offices)

                     (513) 595-2600
              (Depositor's Telephone Number)

                     John F. Labmeier
          The Union Central Life Insurance Company
                     1876 Waycross Road
                       P.O. Box 40888
                  Cincinnati, Ohio  45240
                        513-595-2919

          (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on [date] pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: "Advantage VA III" Flexible
Premium Deferred Variable Annuities

                             PART A

             INFORMATION REQUIRED IN A PROSPECTUS

Home Office:
1876 Waycross Road
Cincinnati, Ohio 45240
Telephone: 1-800-319-6902

                             PROSPECTUS

   "Advantage VA III" Flexible Premium Deferred Variable Annuity
    CARILLON ACCOUNT of THE UNION CENTRAL LIFE INSURANCE COMPANY

This prospectus describes an annuity contract ("the Contract") offered by The Union Central Life Insurance Company ("we" or "us" or "Union Central"). The Contract is a flexible premium, combination fixed and variable annuity contract. The Contract is designed for use in connection with all types of retirement plans. We offer two other variable annuity contracts which also invest in the Subaccounts. To obtain more information about these policies, contact your agent or call us.

Your Contract's premiums may be allocated to our general account, and accumulate on a guaranteed, fixed basis, or to the Carillon Account, one of our variable annuity separate accounts where accumulation values are not guaranteed and vary with the performance of one or more underlying funds. Similarly, the amount of any variable annuity benefit payments will vary with the investment performance of the Portfolio(s) you select. This Prospectus generally describes only the variable portion of the Contract.

Carillon Account is divided into thirty-one "Subaccounts," each of which invests in shares of a single investment portfolio
("Portfolio") of an underlying fund ("Fund"). We will provide you with a prospectus for each Portfolio with this Prospectus. The available Portfolios consist of:

AIM V.I. Balanced Fund, Series I                    Oppenheimer Global Securities Fund/VA, Non-Service Shares
AIM V.I. Basic Value Fund, Series I                 Oppenheimer Main Street Fund(R)/VA, Non-Service Shares
AIM V.I. Capital Appreciation Fund, Series I        Seligman Communications and Information Portfolio, Class 2
Alger American Leveraged AllCap Portfolio, Class O  Seligman Smaller-Cap Value Portfolio, Class 2
Alger American MidCap Growth Portfolio, Class O     Summit Balanced Index Portfolio
American Century VP Income & Growth Fund, Class I   Summit Bond Portfolio
American Century VP International Fund, Class I     Summit EAFE International Index Portfolio
American Century VP Value Fund, Class I             Summit Lehman Aggregate Bond Index Portfolio
DWS Capital Growth VIP Portfolio, Class I           Summit Nasdaq-100 Index Portfolio
Money Market VIP Portfolio                          Summit Russell 2000 Sm. Cap Index Portfolio
FTVIPT Templeton Foreign Securities Fund, Class 2   Summit Pinnacle S&P MidCap 400 Index Portfolio
FTVIPT Templeton Growth Securities Fund, Class 2    Summit S&P 500 Index Portfolio
MFS VIT High Income Series, Initial Class           Summit Zenith Portfolio
MFS VIT New Discovery Series, Initial Class         UIF Core Plus Fixed Income Portfolio, Class I
MFS VIT Total Return Series, Initial Class          UIF U.S. Real Estate Portfolio, Class I
Oppenheimer Capital Appreciation Fund/VA,
   Non-Service Shares

Additional information about Carillon Account and the variable portion of the Contracts has been filed with the Securities and Exchange Commission ("SEC") in the form of a Statement of Additional Information ("SAI"). The SAI is dated May 1, 2006 and is incorporated herein by reference. The SAI's Table of Contents immediately follows this prospectus' table of contents. You may obtain the SAI without charge by writing us at the address given above, by calling the listed telephone number. Information and reports are also available on the SEC's website at http://www.sec.gov.


THE SEC HAS NOT APPROVED OR DISAPPROVED THE CONTRACTS.  NEITHER
THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS
TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

Please Read This Prospectus Carefully and Retain It for Future
Reference.

            The date of this prospectus is May 1, 2006.


                         TABLE OF CONTENTS
DEFINITIONS . . . . . . . . . . . . . . . . . . . . . . . . . . 3
SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
 The Contract and the Investment Options. . . . . . . . . . . . 5
 Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
 Surrenders . . . . . . . . . . . . . . . . . . . . . . . . . . 5
 Transfers. . . . . . . . . . . . . . . . . . . . . . . . . . . 5
 Annuity Benefit Payments . . . . . . . . . . . . . . . . . . . 6
 Charges. . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
SUMMARY OF SEPARATE ACCOUNT EXPENSES. . . . . . . . . . . . . . 7
THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT . 8
 The Union Central Life Insurance Company . . . . . . . . . . . 8
 Carillon Account . . . . . . . . . . . . . . . . . . . . . . . 9
 The Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . 9
 Additions, Deletions or Substitutions of Investments . . . . .11
THE CONTRACT. . . . . . . . . . . . . . . . . . . . . . . . . .11
 Purchasing a Contract. . . . . . . . . . . . . . . . . . . . .11
 Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .12
 Crediting of Accumulation Units. . . . . . . . . . . . . . . .12
 Value of Accumulation Units. . . . . . . . . . . . . . . . . .12
 Self-Service Access to Information and Services. . . . . . . .13
 Transfers. . . . . . . . . . . . . . . . . . . . . . . . . . .14
 Special Transfers - Dollar Cost Averaging. . . . . . . . . . .17
 Portfolio Rebalancing Plan . . . . . . . . . . . . . . . . . .17
 Interest Sweep Plan. . . . . . . . . . . . . . . . . . . . . .17
 Surrenders . . . . . . . . . . . . . . . . . . . . . . . . . .18
 Personal Income Plan . . . . . . . . . . . . . . . . . . . . .18
CHARGES AND OTHER DEDUCTIONS. . . . . . . . . . . . . . . . . .19
 Administration Fees. . . . . . . . . . . . . . . . . . . . . .19
 Mortality and Expense Risk Charge. . . . . . . . . . . . . . .19
 Surrender Charge (Contingent Deferred Sales Charge). . . . . .20
  Terminal Illness/Confinement. . . . . . . . . . . . . . . . .20
  Other Waivers or Reductions of Surrender Charge . . . . . . .21
 Premium Taxes. . . . . . . . . . . . . . . . . . . . . . . . .21
 Fund Expenses. . . . . . . . . . . . . . . . . . . . . . . . .22
BENEFITS UNDER THE CONTRACT . . . . . . . . . . . . . . . . . .22
 Death Benefits . . . . . . . . . . . . . . . . . . . . . . . .22
 Annuity Benefit Payments . . . . . . . . . . . . . . . . . . .23
  Variable Annuity Benefit Payments . . . . . . . . . . . . . .24
  Fixed Annuity Benefit Payments. . . . . . . . . . . . . . . .24
THE GUARANTEED ACCOUNT. . . . . . . . . . . . . . . . . . . . .26
 General Description. . . . . . . . . . . . . . . . . . . . . .26
 Guaranteed Account Accumulations . . . . . . . . . . . . . . .26
 Surrenders . . . . . . . . . . . . . . . . . . . . . . . . . .27
 Transfers. . . . . . . . . . . . . . . . . . . . . . . . . . .27
GENERAL MATTERS . . . . . . . . . . . . . . . . . . . . . . . .27
 Designation of Benefiticary. . . . . . . . . . . . . . . . . .27
 10-Day Right to Examine Contract . . . . . . . . . . . . . . .28
 Contract Owner's Inquiry . . . . . . . . . . . . . . . . . . .28
 Contract Owner's Reports . . . . . . . . . . . . . . . . . . .28
FEDERAL TAX MATTERS . . . . . . . . . . . . . . . . . . . . . .29
 Introduction . . . . . . . . . . . . . . . . . . . . . . . . .29
 Tax Status of Contracts. . . . . . . . . . . . . . . . . . . .29
 Qualified Plans. . . . . . . . . . . . . . . . . . . . . . . .30
TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS. . . . . . . . .31
DISTRIBUTION OF CONTRACTS . . . . . . . . . . . . . . . . . . .31
VOTING RIGHTS . . . . . . . . . . . . . . . . . . . . . . . . .32
FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . .32
LEGAL PROCEEDINGS . . . . . . . . . . . . . . . . . . . . . . .32
APPENDIX A (Accumulation Unit Values) . . . . . . . . . . . . .33
APPENDIX B-IRA DISCLOSURE STATEMENT . . . . . . . . . . . . . .36
 Part I. Traditional IRA and SEP-IRA. . . . . . . . . . . . . .36
 Part II. SIMPLE IRA. . . . . . . . . . . . . . . . . . . . . .42
 Part III. Roth IRA . . . . . . . . . . . . . . . . . . . . . .42
APPENDIX C - DISCLAIMERS. . . . . . . . . . . . . . . . . . . .45

      STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
DISTRIBUTION OF CONTRACTS.....................................B-2
DETERMINATION OF ANNUITY PAYMENTS.............................B-2
FEDERAL TAX MATTERS...........................................B-3
MISCELLANEOUS CONTRACT PROVISIONS.............................B-4
CUSTODY OF CARILLON ACCOUNT'S ASSETS..........................B-5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................B-5
FINANCIAL STATEMENTS OF CARILLON ACCOUNT AND OF UNION CENTRAL
(following B-5)

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                              DEFINITIONS

accumulation unit - A unit of measure used to calculate the value of your Variable Account during the Pay-in Period.

accumulation value - The sum of the values of your Contract's
Guaranteed Account and Variable Account.

Adjusted Sum of Premium Payments - the amount of your minimum guaranteed death benefit prior to the Maturity Date, in the event that your accumulation value is lower than the amount of premiums you have paid at the time we receive Due Proof of Death. The Adjusted Sum of Premium Payments is determined as follows: (1) as of the day we receive a premium, the sum is increased by the amount of that premium; and (2) as of the day a partial surrender is made, the sum is decreased by the same proportion as the accumulation value was decreased by that surrender.

Annuitant - A person whose life determines the duration of annuity benefit payments involving life contingencies.

annuity unit - A unit of measure used to calculate variable annuity benefit payments (during the Pay-out Period).

Beneficiary - The person you designate to receive the Contract's death benefit.

Carillon Account - One of our variable annuity separate accounts.
 Carillon Account is divided into Subaccounts, each of which invests exclusively in one Portfolio of a Fund.

Cash Surrender Value - Your Contract's accumulation value at the end of the valuation period during which we receive a request for total or partial surrender, minus any applicable surrender charges, any applicable annual contract fee and premium taxes not previously deducted.

Contract - The Contract we issue to you.

Contract Date - The date we issue your Contract.

Contract Owner ("You") - the person designated as the owner in the Contract or as subsequently changed. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not a Contract Owner.

Contract Year - A period of 12 consecutive months beginning on the Contract Date or any anniversary thereof.

Due Proof of Death - One of the following:

o  A certified copy of a death certificate;
o A certified copy of a decree of a court of competent jurisdiction as to the finding of death;
o A written statement by a medical doctor who attended the deceased; or
o  Any other proof satisfactory to us.

fixed annuity benefit payments - Annuity benefit payments that are fixed in amount throughout the Pay-out Period.

The Funds - Funds, one or more investment portfolios of which are purchased by Carillon Account. Currently there are ten Funds, which are as follows: AIM Variable Insurance Fund, The Alger American Fund, American Century Variable Products Fund, Franklin Templeton Variable Insurance Products Trust, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, DWS Variable Series I, Seligman Portfolios, Inc., Summit Mutual Funds, Inc. Pinnacle Series, and The Universal Institutional Funds, Inc.

Guaranteed Account - The portion (if any) of your Contract's accumulation value that is held in our general account and accumulates at a guaranteed rate which is stated in your Contract.

Investment Options - The Guaranteed Account and the Subaccounts of Carillon Account which are listed on a chart beginning on page 12.

Maturity Date - The date on which the Pay-out Period commences
(i.e., when you stop making premium payments to us and we start making annuity benefit payments to you).

Nonqualified Contracts - Contracts that do not qualify for special federal income tax treatment.

Pay-in Period - The period during which you may make payments to us and accumulate Contract values on a fixed or variable basis (referred to in the Contract as the "Accumulation Period"). The Pay-in Period commences on the Contract Date and lasts until the Maturity Date.

Pay-out Period - The period after the Maturity Date during which we make annuity benefit payments to you (referred to in the Contract as the "Annuity Period").

Portfolio - A separate investment portfolio of one of the Funds.

Qualified Contracts - Contracts issued in connection with plans that qualify for special federal income tax treatment.

Subaccount - A part of Carillon Account. Each Subaccount invests exclusively in shares of a different Portfolio.

Variable Account - The portion of your Contract's accumulation value that is invested in one or more Subaccounts of Carillon
Account.

variable annuity benefit payments - Annuity benefit payments that vary in amount in relation to the investment performance of the Subaccount(s) you select during the Pay-Out Period.

                            SUMMARY
The Contract and the Investment Options
The Contract is designed and offered to aid in the accumulation of funds on a tax-deferred basis for retirement in connection with a broad range of retirement plans, including:

o plans established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended ("H.R. 10 plans");
o qualified employee pension and profit-sharing trusts or plans described in Section 401(a) and tax-exempt under
   Section 501(a) of the Internal Revenue Code of 1986, as amended (the "Code");
o qualified annuity plans described in Section 403(a) of the Code;
o annuity purchase plans adopted by public school systems and certain tax-exempt organizations under Section 403(b) of the Code;
o Individual Retirement Annuities purchased by or on behalf of individuals pursuant to Sections 408 (traditional, SEP and Simple IRAs) and 408A (Roth IRA) of the Code;
o  government deferred compensation plans pursuant to Section
   457 of the Code;
o  other qualified plans; and
o  nonqualified plans.

QUALIFIED PLANS PROVIDE SPECIAL TAX TREATMENT TO PARTICIPATING EMPLOYEES AND SELF-EMPLOYED INDIVIDUALS AND THEIR BENEFICIARIES. WHILE THE CONTRACT PROVIDES MANY BENEFITS WHEN USED WITH A QUALIFIED PLAN, YOU SHOULD KNOW THAT THE CONTRACT PROVIDES NO ADDITIONAL BENEFIT WITH REGARD TO TAX DEFERRAL.

You may allocate your Contract's accumulation value among the Contract's Investment Options, which consist of the Guaranteed Account and the Subaccounts of Carillon Account which are listed on a chart beginning on page 12. Allocations to the Guaranteed Account are subject to limitations described in this prospectus.

Your Contract's accumulation value will vary according to the investment experience of the Portfolio(s) you select. Similarly, the dollar amount of variable annuity benefit payments will vary according to the investment experience of the Portfolio(s) selected. You bear the entire investment risk for all amounts you allocate to any of the variable Investment Options. Allocations to the Guaranteed Account accumulate at no less than the guaranteed rate, which varies according to state law and is stated in your Contract.

Premiums
Each premium payment must be at least $25 for Qualified Contracts and $50 for Nonqualified Contracts. You may pay premiums at any time and in any amount, subject to the $25/$50 minimum.

Surrenders
You may totally or partially surrender your Contract and be paid all or part of its accumulation value at any time during the Pay-in Period (unless your Contract was issued in connection with a plan adopted pursuant to Section 403(b) of the Code -- see page
29). Certain surrenders may be subject to a surrender charge and a 10% tax penalty may be imposed. In addition, you may return your Contract for a refund within 10 days after receiving it, or longer where required by state law (see page 39).

Transfers
During the Pay-in Period, you may transfer your accumulation value among the Subaccounts or between the Subaccounts and the Guaranteed Account. Transfers generally must be at least $300. Up to twelve transfers may be made each Contract Year without charge.
 However, we reserve the right to charge a transaction charge (currently $10) for each transfer in excess of that number. You may transfer up to 20% of the value of your Guaranteed Account (as of the first day of the Contract Year), or $1,000, whichever is greater, to the Subaccounts each Contract Year. You may transfer up to 30% of your total Variable Account value (as of the first day of the Contract Year) to the Guaranteed Account each Contract Year after the first Contract Year.

During the Pay-out Period, you may, once each year, change the Investment Options upon which the amount of your variable annuity benefit payments are calculated by requesting that we transfer annuity reserves among the Portfolios.

Annuity Benefit Payments
You can choose among a variety of types of fixed and variable annuity benefit payments to be made during the Pay-out Period.

If the Annuitant dies before the Maturity Date and you are a natural person and are still living, you will be treated as the Annuitant until you choose a new Annuitant. If you die before the Maturity Date, then we will pay your Beneficiary a death benefit equal to the greater of:

o  the Contract's accumulation value, or
o  the Adjusted Sum of Premium Payments.

Charges
No sales charge is deducted from your premiums. However, we will deduct a surrender charge upon certain early surrenders or withdrawals. This surrender charge depends on how long your Contract has been in force. During the first Contract Year the surrender charge is 8% of the amount surrendered. This charge is reduced by 1% on each subsequent Contract anniversary until the fourth anniversary, when it becomes zero. Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your Contract's accumulation value (as of the date of the first partial surrender in the Contract Year) may be made each Contract Year without the imposition of the surrender charge. Also, where permitted by state law, the surrender charge will be waived in the event of your confinement to a qualified institution or your having a terminal illness as defined in the Contract.
The total surrender charge assessed over the life of the Contract will not exceed 9% of premiums paid.

We deduct a contract fee of $50 per year from your Contract's accumulation value during the Pay-in Period. We will waive the annual contract fee for any year in which the accumulation value of your Contract is $50,000 or more on the last day of that Contract Year. We also reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. We also deduct a daily administration fee at the rate of 0.25% of net assets per year during both the Pay-in and Pay-out Periods.

As compensation for our assumption of mortality and expense risks, we deduct a charge from Carillon Account that is currently 1.50% of net assets per year, and will never exceed 2.00% per year. In accordance with state laws, premium taxes will be deducted from some Contracts.

The Funds in which Carillon Account invests pay an investment advisory fee and other expenses which are described in the Fund prospectuses.

            SUMMARY OF SEPARATE ACCOUNT EXPENSES

The following charts and tables describe the fees and expenses that you will pay when buying, owning, and surrendering your Contract.

1. CONTRACT OWNER TRANSACTION EXPENSES (the fees and expenses that you will pay at the time that you buy your Contract, surrender your Contract, or transfer among investment options.
State premium taxes may also be deducted.)

   o SALES LOAD IMPOSED ON PURCHASES (as a percentage of
     purchase payments)                                     None

   o SURRENDER CHARGE (Contingent Deferred Sales Charge)
     (as a percentage of amount  surrendered)

Contract Year of Surrender    1    2    3    4   Thereafter
Applicable Charge(1)          8%   7%   6%   5%     0%

   o MAXIMUM TRANSFER FEE                                $15(2)

2. PERIODIC EXPENSES (the fees and expenses that you will pay periodically while you own your Contract, not including portfolio fees and expenses)

   o ANNUAL CONTRACT FEE                                  $50(3)

   o SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

CHARGE                                     MAXIMUM     CURRENT
Mortality and Expense Risk Charge           2.00%       1.50%
Administration Fee                          0.25%       0.25%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES      2.25%       1.75%

3. UNDERLYING FUND EXPENSES (the minimum and maximum total operating expenses charged by the Funds, INCLUDING MANAGEMENT FEES, 12B-1 FEES, ADMINISTRATIVE FEES AND OTHER EXPENSES, that you may pay periodically during the time that you own your Contract. More detail concerning each Fund's fees and expenses is contained in each Fund's prospectus.)

   o TOTAL ANNUAL FUND OPERATING EXPENSES

          Minimum            Maximum
           0. 49%             1.35 %

------------
(1) Partial surrenders totaling up to 10% of a Contract's accumulation value may be made each Contract Year without the surrender charge being assessed.
(2) During the Pay-in Period, up to twelve transfers may be made each Contract Year without charge, after that, we reserve the right to charge $10 per transfer.
(3) Waived for any year in which the Contract's accumulation value is $50,000 or more on the last day of the Contract Year. This charge applies only during the Pay-In Period.

4. The Examples that follow are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. These costs include maximum contract owner transaction expenses, contract fees#, and separate account annual expenses. Each Example assumes that you invest $10,000 in your Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the Funds.
 Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   a) If you surrender your Contract at the end of the applicable time period:

      MAXIMUM:

      1 year      3 years      5 years      10 years
      ------      -------      -------      --------
      $1191.00    $1780.00     $1955.00     $4027.00

   b) If you annuitize your Contract at the end of the applicable time period:

      MAXIMUM:

      1 year      3 years      5 years      10 years
      ------      -------      -------      --------
      $382.00     $1159.00     $1955.00     $4027.00

   c) If you do not surrender your Contract:

MAXIMUM:

      1 year      3 years      5 years      10 years
      ------      -------      -------      --------
      $382.00     $1159.00     $1955.00     $4027.00

In the examples above, the $30 annual contract fee has been reflected in the calculation of annual expenses by converting the fee to a percent of average net assets attributable to the Contracts, adding it to the current Total Separate Account Annual Expenses and the Fund Annual Expenses shown in the Fund's prospectus and multiplying the resulting percentage figure by the average annual assets of the hypothetical account. The fee has been converted to a percent by dividing the total amount of the fee collected during 2005 by the total average net assets attributable to the Contracts. Net assets attributable to the Contracts include amounts allocated to both Carillon Account and the Guaranteed Account except for such amounts as are held as reserves for annuity benefit payments.
  THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT

The Union Central Life Insurance Company

The Union Central Life Insurance Company is an Ohio stock company, organized in 1867 under the laws of Ohio. We are primarily engaged in the sale of life and disability insurance and annuities and are currently licensed to operate in all states and the District of Columbia.

On January 1, 2006, The Union Central Life Insurance Company, an Ohio mutual life insurance company, converted to an Ohio stock life insurance subsidiary of a new Ohio mutual insurance holding company. The newly formed Ohio mutual insurance holding company immediately merged with and into Ameritas Acacia Mutual Holding Company, a Nebraska mutual insurance holding company, pursuant to an Agreement and Plan of Merger dated January 28, 2005. Upon consummation of the merger, Ameritas Acacia Mutual Holding Company changed its name to UNIFI Mutual Holding Company, and Union Central became an indirect, wholly-owned subsidiary of UNIFI Mutual Holding Company.

The Contract has been filed with the state insurance departments in all states and will be made available in all states upon state insurance department approval, subject to certain state variations.

   ___________________________________________________
  |                                                   |
  | Carillon Account is one of our separate accounts. |
  |___________________________________________________|

Carillon Account
Carillon Account is one of our separate accounts. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean that the SEC supervises the management or investment practices or policies of Carillon Account. Our Board of Directors established Carillon Account on February 6, 1984.

Although the assets of Carillon Account belong to us, those assets are held separately from our other assets, and are not chargeable with our liabilities incurred in any other business operations (except to the extent that assets in Carillon Account exceed our liabilities under the variable portion of the Contracts). Accordingly, the income, capital gains, and capital losses incurred on the assets of Carillon Account are credited to or charged against the assets of Carillon Account, without regard to the income, capital gains or capital losses arising out of any other business we may conduct. Therefore, the investment performance of Carillon Account is entirely independent of both the investment performance of our general assets and the performance of any other of our separate accounts.

   ___________________________________________________
  |                                                   |
  |   Each Subaccount of Carillon Account invests in  |
  | a different Fund Portfolio. Thirty-one Portfolios |
  |             currently are available.              |
  |___________________________________________________|

Carillon Account has been divided into Subaccounts, each of which invests in a different Portfolio of the Funds. We may add additional Subaccounts at our discretion.

The Funds
The Funds are funds registered with the SEC. Such registration does not mean that the SEC supervises the management or investment practices or policies of the Funds. The assets of each Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Portfolio operates independently and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. The Portfolios that are available through the Contract and their investment advisers are:

PORTFOLIOS                       FUND TYPE               INVESTMENT ADVISER

AIM V.I. Basic Balanced Fund,    balanced (equities      A I M Advisors, Inc.
Series I (formerly known as      and bonds)
AIM V.I. Balanced Fund

AIM V.I. Basic Value Fund,       large cap value         A I M Advisors, Inc.
Series I

AIM V.I. Capital                 large cap growth        A I M Advisors, Inc.
Appreciation Fund, Series I

Alger American Leveraged         multi-cap growth        Fred Alger Management, Inc.
AllCap Portfolio, Class O

Alger American MidCap            mid cap growth          Fred Alger Management, Inc.
Growth Portfolio, Class O

American Century VP Income       large cap value         American Century Investment
& Growth Fund, Class I                                   Management, Inc.

American Century VP              international           American Century Investment
International Fund, Class I      (large cap growth)      Management, Inc.

American Century(R) VP           multi cap value         American Century
Value Fund, Class I                                      Investment Management, Inc.

DWS Capaital Growth VIP          large cap growth        Deutsche Investment
Portfolio, Class A                                       Management Americas Inc.
(formerly known as Scudder
VS I Capital Growth Portfolio,
Class A)

FTVIPT Templeton Foreign         international           Templeton Investment Counsel, LLC
Securities Fund, Class 2         (large cap value)

FTVIPT Templeton Growth          global (large cap       Templeton Global Advisors Limited
Securities Fund, Class 2         value)

MFS VIT High Income Series,      high yield              Massachusetts Financial
Initial Class                    (junk) bonds            Services Company

MFS VIT New Discovery Series,    small cap growth        Massachusetts Financial
Initial Class                                            Services Company

MFS VIT Total Return Series,     balanced                Massachusetts Financial
Initial Class                    (equities and bonds)    Services Company


Money Market VIP Portfolio       money market            Deutsche Investment
(formerly known as Scudder                               Management Americas Inc.
VS I Money Market Portfolio)

Oppenheimer Capital              large cap growth        OppenheimerFunds, Inc.
Appreciation Fund/VA,
Non-service Shares

Oppenheimer Global               global (large cap       OppenheimerFunds, Inc.
Securities Fund/VA,              growth)
Non-service Shares

Oppenheimer Main                 large cap core          OppenheimerFunds, Inc.
Street Fund(R)/VA,
Non-service Shares

Seligman Communications and      sector concentration:   J. & W. Seligman & Co.
Information Portfolio,           communications,         Incorporated
Class 2                          information and
                                 related industries

Seligman Smaller-Cap Value       small cap value         J. & W. Seligman & Co. Incorporated
Portfolio, Class 2

Summit Balanced Index            balanced                Summit Investment Partners, Inc.
Portfolio                        (equities and bonds)

Summit Bond Portfolio            bond                   Summit Investment Partners, Inc.

Summit EAFE International        index: MSCI EAFE        Summit Investment Partners, Inc.
Index Portfolio                  (international)

Summit Lehman Aggregate          index: Lehman           Summit Investment Partners, Inc.
Bond Index Portfolio             Aggregate Bond (bond)

Summit Nasdaq-100 Index          index: Nasdaq-100       Summit Investment Partners, Inc.
Portfolio                        (large cap growth)

Summit Russell 2000              index: Russell 2000     Summit Investment Partners, Inc.
Small Cap Index Portfolio        (small cap core)

Summit S&P Midcap 400            index: S&P MidCap       Summit Investment Partners, Inc.
Index Portfolio                  400 Index
                                 (mid cap core)

Summit S&P 500 Index             index: S&P 500          Summit Investment Partners, Inc.
Portfolio                        (large cap core)

Summit Zenith Portfolio          large cap value         Summit Investment Partners, Inc.

UIF Core Plus Fixed Income       bond                    Morgan Stanley
Portfolio, Class I                                       Investment Management Inc.
                                                         (doing business in this
                                                         instance as Van Kampen)

UIF U.S. Real Estate             Sector                  Morgan Stanley
Portfolio, Class I               concentration:          Investment Management Inc.
                                 real estate             (doing business in this
                                                         instance as Van Kampen)

        __________________________________________
       |                                          |
       | Portfolio performance is NOT guaranteed. |
       |__________________________________________|

THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED
OBJECTIVE.   Additional information about the investment
objectives and policies of the Portfolios can be found in the current Fund prospectuses delivered to you with this prospectus. You should read the Fund prospectuses carefully before making any decision about the allocation of your premiums to a particular Subaccount of Carillon Account.


     _____________________________________________
    |                                             |
    | We may add, delete or modify the Portfolios |
    |       available under the Contract.         |
    |_____________________________________________|

Additions, Deletions or Substitutions of Investments
We retain the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Portfolio shares purchased by any Subaccount of Carillon Account. We reserve the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio, or of another open-end, registered investment company, if the shares of the Portfolio are no longer available for investment, or if in our judgment investment in any Portfolio would become inappropriate. To the extent required by applicable law, substitutions of shares attributable to your interest in a Subaccount will not be made until you have been notified of the change, and until the SEC has approved the change. In the case of such a substitution, affected Contract Owners will have the right, within 30 days after notification, to transfer their accumulation value to other Subaccounts without incurring a transfer fee. Any transfer made by affected Contract Owners during the notice period will not be counted against their free transfers for that year. Nothing contained in this Prospectus shall prevent Carillon Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We may also establish additional Subaccounts of Carillon Account. Each additional Subaccount would purchase shares in a new Portfolio or in another Fund. New Subaccounts may be established when, in our discretion, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Contract Owners, if at all, only on a basis we determine. We may also eliminate one or more Subaccounts if we believe that marketing, tax or investment conditions so warrant.

If we deem it to be in the best interests of persons having voting rights under the Contracts, Carillon Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with one or more other separate accounts.

                       THE CONTRACT

      ______________________________________________
     |                                              |
     |  Minimum premium payments, after the initial |
     | premium, are $25 for Qualified Contracts and |
     |        $50 for Nonqualified Contracts.       |
     |______________________________________________|

Purchasing a Contract
You can purchase a Contract by completing an application and having it and a premium of at least $25 for Qualified Contracts or $50 for Nonqualified Contracts sent to us by one of our registered representatives. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject any application. We will credit initial premiums accompanied by completed applications to the Contract not later than two business days following receipt. In certain employer retirement plan situations, we will issue your Contract and apply the premiums when they are sent by your employer. If we cannot credit an initial premium to the Contract within five business days of our receipt of it, then we will return the premium immediately unless you consent to our holding the premium for a longer period.

           ____________________________
          |                            |
          | Subsequent premiums may be |
          |     made at any time.      |
          |____________________________|

Premiums
After the first premium has been paid and accepted, you have flexibility (within the limits of your retirement plan, if any) in determining the size and frequency of subsequent premiums. Premiums may be paid at any time and in any amount, subject only to the minimums applicable to Qualified Contracts ($25) and Nonqualified Contracts ($50) with a maximum of $1 million. We reserve the right to waive the maximum amount.

Your premiums will be allocated among the Investment Options in accordance with your instructions. You may allocate any portion of your premiums (subject to a $10 minimum) to any of the variable Investment Options; you may allocate up to 50% of any premium payment to the Guaranteed Account. You may change your payment allocation instructions at any time, without charge, by providing us new instructions in a form acceptable to us.

      ____________________________________________
     |                                            |
     | Accumulation units are used to measure the |
     |   value of your Subaccount allocations.    |
     |____________________________________________|

Crediting of Accumulation Units
We credit premiums that you allocate to variable Investment Options in the form of Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount you allocate to each Subaccount by the Accumulation Unit value for the corresponding Subaccount for the Valuation Period during which your premium is received. (In the case of the initial premium, units are credited on the valuation date when we accept the application, or on the valuation date when we receive the initial premium, whichever is later.) The value of the Accumulation Units will vary in accordance with investment experience and expenses of the Portfolio in which the Subaccount invests.

During the Pay-in Period, your Contract's accumulation value equals the sum of the Variable Account and the Guaranteed Account credited to your Contract. The Variable Account is the sum of the value of all Subaccounts credited to your Contract. Your Variable Account value in a Subaccount equals the number of Accumulation Units credited to that Subaccount times the value of the Accumulation Units for the Subaccount. For the value of the Guaranteed Account, see page 37.

Value of Accumulation Units
The value of Accumulation Units is expected to change every valuation period, and will depend upon the investment performance and expenses of the Portfolio in which each Subaccount invests. The Accumulation Units in each Subaccount are valued separately.

      _____________________________________________________
     |                                                     |
     | The values of accumulation units vary with the | | performance of corresponding Portfolios. The values | | of accumulation units are computed at the close of |
     |         business on each "valuation date."          |
     |_____________________________________________________|

A valuation period is the period between successive valuation dates, commencing at the close of business of each valuation date and ending at the close of business of the next succeeding valuation date. A valuation date is each day, Monday through Friday, except:

o when the New York Stock Exchange is closed (currently, New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day, Independence Day Labor Day, Thanksgiving Day, and Christmas Day (observed)); and
o any day on which changes in the value of the portfolio securities of a Portfolio will not materially affect the current net asset value of the shares of that Portfolio.

The value of each Accumulation Unit was initially set at $10. Thereafter, the value of an Accumulation Unit for any valuation period equals the value of such a unit as of the immediately preceding valuation period, multiplied by the "Net Investment Factor" for the current valuation period.

The Net Investment Factor for each Subaccount for any Valuation
Period is determined by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is:
o the net asset value per Portfolio share held in the Subaccount determined as of the end of the current valuation period; plus
o the per share amount of any dividend or capital gains distributions made by the Portfolio on shares held in the Subaccount if the "ex-dividend" date occurs during the current valuation period; plus or minus
o a per share charge or credit for any taxes incurred by or provided for in the Subaccount, which we determine to have resulted from the maintenance of the Subaccount
   (we do not believe that currently any taxes are incurred by Carillon Account); and

(B) is:
o the net asset value per Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period (adjusted for an "ex-dividend"); plus or minus
o the per share charge or credit for any taxes provided for during the immediately preceding valuation period; and

(C) is:
o a factor representing the daily charges we deduct from Carillon Account for administrative expenses and assumption of the mortality and expense risks under the Contract. The factor is equal to 0.000047532 for a one-day valuation period.

Self-Service Access to Information and Services
You will be able to review information and request service concerning your Contract by visiting our website, www.unioncentral.com.

You will need your contract number and taxpayer identification number to establish initial access to our client service center on our website, Service Central. As part of the initial log in to Service Central, you will create your own unique user identification and password. Once you have logged on to Service Central, you will be able to perform the functions described below (these rights can also be assigned to an annuitant):

     CHOOSE ELECTRONIC DELIVERY OF CERTAIN FUTURE MAILINGS
     CHECK CONTRACT VALUES
     VERIFY ADDRESS AND BENEFICIARY INFORMATION
     TRANSFER BALANCES AMONG SUBACCOUNTS
     REBALANCE YOUR SUBACCOUNT ALLOCATIONS
     CHANGE YOUR ALLOCATION OF FUTURE PREMIUMS
     VIEW STATEMENTS
     REQUEST A STATEMENT
     REQUEST SERVICE FORMS
     CHANGE YOUR PASSWORD

     WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR DISCONTINUE
     THE SERVICE CENTRAL ONLINE CLIENT SERVICE CENTER AT ANY
     TIME AND WITHOUT PRIOR NOTICE.

    ______________________________________________________
   |                                                      |
   |   During the Pay-in Period, you may make 12 free     |
   |  transfers per Contract Year.  Additional transfers  |
   | cost $10 each.  Transfers to and from the Guaranteed |
   |        Account are subject to restrictions.          |
   |______________________________________________________|

Transfers
During the Pay-in Period, you may transfer amounts among Subaccounts subject to the terms and restrictions imposed by your Contract and the Funds. You may transfer up to 20% of your Contract's value in the Guaranteed Account, or $1,000, whichever is greater, to the Subaccounts. You may transfer up to 30% of your Variable Account value to the Guaranteed Account. These transfer limits into and from the Guaranteed Account are calculated based on your Guaranteed Account and Variable Account values as of the first day of each Contract Year, and apply to any transfers during that Contract Year.

The minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option.

During the Pay-in Period, you may make up to twelve free transfers each Contract Year. However, we will impose a transfer fee (currently $10 and guaranteed not to exceed $15) for each transfer in excess of twelve. If after a transfer the amount remaining in any Investment Option is less than $25, then the entire amount will be transferred instead of the requested amount.

Your transfer requests must be made by written or telephone or electronic instructions which specify in detail the requested changes. Transfers from the Variable Account will be made based on the Accumulation Unit values at the end of the valuation period during which we receive the transfer request at our Home Office (address and phone number on the first page of this prospectus). If you are participating in the Portfolio Rebalancing Plan and you make transfers without altering your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan.

During the Pay-out Period, the Annuitant can change the reserve basis (contract reserves for the specific variable annuity contract involved) for the variable annuity benefit payments he or she is receiving once in each 12 months after the first 12 months. Such a change in reserve basis for variable annuity benefit payments will result in subsequent annuity benefit payments being based on the investment performance of the Subaccount to which annuity reserves have been transferred.

Certain third parties may offer you asset allocation services for your Contract. Fees you pay for such asset allocation services are in addition to any Contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

Excessive Trading: Your Contract is a long-term investment and is not designed for frequent transfers of your accumulation value among your Subaccounts. Frequent or excessive transfers put the Portfolios, Contract Owners, and Beneficiaries at risk. These risks include:
   o the dilution of interests of long-term investors in a Subaccount if purchases or transfers into or out of a Portfolio are made at prices that do not reflect an accurate value for the Portfolio's investments;
   o an adverse effect on portfolio management, such as impeding a portfolio manager's ability to sustain an investment objective, causing a Portfolio to maintain a higher level of cash than would otherwise be the case, or causing a Portfolio to liquidate investments prematurely (or at an otherwise inopportune time) to pay partial withdrawals or transfers out of the Portfolio; and
   o  increased brokerage and administrative expenses.

The risks and costs are borne by all Contract Owners invested in those Subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers (the "Procedures") and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest in this Contract if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means to attempt to detect and deter market timing, transferring in and out of the same fund with 30 days and disruptive trading. However, despite our monitoring, we may not be able to detect or stop all harmful trading. In addition, because other insurance companies and retirement plans with different policies and procedures may invest in the Portfolios, we cannot guarantee that all harmful trading will be detected or that a Portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among the subaccounts of variable products issued by those companies or retirement plans.

Deterrence. If we determine that you have engaged in excessive trading, we will take one or more of the following actions:

     REVOKE YOUR PRIVILEGES TO MAKE TRANSFERS BY TELEPHONE
     AND INTERNET;
     LIMIT YOUR TRANSFERS TO THOSE REQUESTS MADE BY REGULAR
     U.S. MAIL;
     WE RESERVE THE RIGHT TO IMPOSE A FEE OF UP TO $15 PER
     TRANSFER.

     YOU WILL BE NOTIFIED BY LETTER IF WE DETERMINE YOU HAVE EXCEEDED THE NUMBER OR FREQUENCY OF TRANSFERS ALLOWED, OR IF WE LIMIT YOUR ACCESS TO TRANSFERS TO REQUESTS MADE BY REGULAR U.S. MAIL. WE RESERVE THE RIGHT TO REJECT ANY TRANSFER FROM ANY CONTRACT OWNER WE BELIEVE HAS A HISTORY OF ABUSIVE TRADING OR WHOSE TRADING, IN OUR JUDGMENT, HAS BEEN OR MAY BE DISRUPTIVE TO A PORTFOLIO.

Systematic transfers, including our Dollar Cost Averaging, Portfolio Rebalancing or Interest Sweep program will not be counted toward your limit on the number and frequency of transfers. We will implement transfers requested in writing and sent by U.S. mail first, in the order postmarked, then telephone or Internet requests second, in the order received.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Contract Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Procedures will detect or deter frequent or harmful transfers by such Contract Owners or intermediaries acting on their behalf. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

We apply the Procedures consistently to all Contract Owners without waiver or exception.

Portfolio Frequent Trading Policies. The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the polices and procedures we have adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. You should be aware that we may not have the contractual ability or the operational capacity to monitor your transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, Contract Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Procedures.

Omnibus Orders. Contract Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Portfolio's ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the Portfolio will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other Contract Owners of Portfolio shares, as well as the Contract Owners of all of the variable annuity or variable life insurance policies whose variable investment options correspond to the affected Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Administrative Practices Regarding Transfers: All transfers among Subaccounts will be processed to receive the next available price.
 If your request arrives at Union Central after the close of regular trading on the New York Stock Exchange, whether the close is at 4:00 p.m. Eastern Time or at some earlier or later hour, your instructions will be processed to receive the price as of the following valuation date. You may only make one transfer per day. We will send you a written confirmation of all transfers within five business days. However, if we cannot complete a transfer as requested, our customer service representative will contact you in writing. CAUTION: We will act on instructions from anyone who provides the necessary information; we will not be able to verify that the person providing electronic transfer instructions via Service Central is you or is authorized by you.

      _____________________________________________
     |                                             |
     | You may make transfers, including Portfolio |
     |   Rebalancing, Dollar Cost Averaging, and   |
     |        Interest Sweep, by telephone.        |
     |_____________________________________________|

Telephone Transfers: You are eligible to make transfers, including Portfolio Rebalancing, Dollar Cost Averaging, and Interest Sweep, pursuant to telephone instructions unless you tell us in writing that you do not want to make transfers by telephone.

Telephone transfer instructions may be made by calling 1-800-319-6902 between 8:00 a.m. and 6:00 p.m. (Eastern Time) on days when we are open for business. Each telephone exchange request must include a precise identification of your Contract and other designated identifiers. We may accept telephone exchange requests from any person who properly identifies the correct Contract number and other designated identifiers. Thus, you risk possible loss of interest, capital appreciation and principal in the event of an unauthorized telephone exchange. Neither we nor the Funds nor Ameritas Investment Corp. (the principal underwriter of the Contracts) will be liable for complying with telephone instructions we reasonably believe to be authentic, nor for any loss, damage, cost or expense in acting on such telephone instructions, and you will bear the risk of any such loss. We will employ reasonable procedures to confirm that telephone instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, sending you written confirmation of such transactions, or recording of telephone transfer request instructions received from you. We may record all or part of any telephone conversation relating to transfer instructions without prior disclosure.

Telephone instructions apply only to previously invested amounts and do not change the investment of any future premiums paid under the Contract. You may change allocations of future premium payments by providing us new instructions in a form acceptable to us.

Note: During periods of drastic economic or market changes, telephone transfers may be difficult to implement. At such times, requests may be made by regular or express mail and we will process them pursuant to the terms and restrictions already described in this section.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR DISCONTINUE THE
TELEPHONE TRANSFER PRIVILEGE AT ANY TIME AND WITHOUT PRIOR NOTICE.

      _________________________________________________
     |                                                 |
     | You may pre-arrange certain types of transfers, |
     |  including ones in connection with Dollar Cost  |
     |  Averaging, Portfolio Rebalancing and Interest  |
     |                 Sweep programs.                 |
     |_________________________________________________|

Special Transfers - Dollar Cost Averaging
We administer a dollar cost averaging ("DCA") program that enables you to pre-authorize a periodic exercise of your right to transfer amounts among Subaccounts. By entering into a DCA agreement, you instruct us to transfer monthly (as of the first business day of the month) a predetermined dollar amount from the DWS VS I Money Market Subaccount to other Subaccounts until the amount in your DWS VS I Money Market Subaccount is exhausted. The minimum amount of a DCA transfer is $100 and $25 per Subaccount. You may terminate your DCA agreement at any time by notifying us in writing at least five business days prior to the next scheduled transfer date. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day.

Transfers made pursuant to the DCA program are not subject to a transfer charge and do not affect your Contract right during the Pay-in Period to make up to twelve transfers each Contract Year without charge.

By allocating specific amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. There is no guarantee, however, that such an investment method will result in profits or prevent losses.

If you are interested in the DCA program, you may elect to participate in it either by submitting a written application or by telephone request as described above.

Portfolio Rebalancing Plan
You may elect to establish a Portfolio Rebalancing Plan. Under such a plan, you may tell us either by submitting a written application or by telephone request as described above) the percentage levels you would like to maintain among the Subaccounts. These allocations may be based on asset allocation models which your agent may present to you. On a quarterly, semi-annual or annual basis (as you select), we will automatically rebalance your Variable Account to maintain the indicated percentages by transfers among the Subaccounts. The entire value of your Variable Account must be included in your Portfolio Rebalancing Plan. If you make transfers without changing your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan. Other investment programs, such as the DCA program, Interest Sweep Plan, or other transfers or withdrawals may not be appropriate in concert with the Portfolio Rebalancing Plan. Transfers made pursuant to the Portfolio Rebalancing Plan are not subject to a transfer charge and do not affect your right to make up to twelve free transfers each Contract Year during the Pay-in Period. You may terminate your Portfolio Rebalancing Plan at any time by notifying us in writing at least five business days prior to the date of the next rebalancing. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day.

The Portfolio Rebalancing Plan is not available for amounts in the Guaranteed Account. We reserve the right to alter the terms or suspend or eliminate the availability of the Portfolio Rebalancing Plan at any time.

Interest Sweep Plan
If you have an allocation in the Guaranteed Account, you may elect (either by submitting a written application or by telephone request as described above) to have the interest credited to the Guaranteed Account periodically transferred (or "swept") into specified Subaccounts. The sweep may be done on a quarterly, semi-annual or annual basis. You may terminate your Interest Sweep Plan at any time by notifying us in writing at least five business days prior to the date of the next periodic sweep. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day. Transfers made pursuant to the Interest Sweep Plan are not subject to a transfer charge and do not affect your right to make up to twelve free transfers each Contract Year during the Pay-in Period. We reserve the right to alter the terms or suspend or eliminate the availability of the Interest Sweep Plan at any time.

      ____________________________________________________
     |                                                    |
     | Full or partial surrenders give you access to your |
     | Contract's accumulation value.  Surrender charges  |
     |  and penalty taxes may apply to some surrenders.   |
     |____________________________________________________|

Surrenders
Please note: If required under federal law, we may have to block your Contract and refuse to honor any request for transfers, surrenders, or death benefits until instructions are secured from the appropriate regulator.

You may make cash withdrawals (surrenders) of all or part of your Contract's accumulation value at any time during the Pay-in Period (subject to any restrictions imposed in connection with your retirement plan). Surrender requests must be made in writing according to our procedures. Surrenders cannot be made by telephone. Surrenders include, but are not limited to, transactions commonly referred to as withdrawals, external transfers, rollovers and exchanges under Section 1035 of the Code. The amount available is your Contract's accumulation value at the end of the valuation period during which we receive the proper written request, minus any surrender charges, administration fee and premium taxes not previously deducted. Surrenders from the Variable Account generally will be paid within seven days of receipt of the written request. For surrenders from the Guaranteed Account, see page 38. For restrictions applicable to certain surrenders under Contracts issued in connection with plans adopted pursuant to Section 403(b) of the Code, see "Qualified Plans," page 43.

The minimum partial surrender is $100 or the entire amount in the Investment Option, whichever is less. If the amount remaining in the Investment Option would be less than $25 after the surrender (and deduction of the surrender charge, if any), then the request will be considered to be a request for surrender of the entire amount held in the Investment Option. If a partial surrender plus any surrender charge would reduce the Contract's accumulation value to less than $100, then a request for a partial surrender will be treated as a total surrender of the Contract and the entire accumulation value, less any charges, will be paid out.

Under certain circumstances, surrenders will be subject to surrender charges described below (at page 28). Under certain circumstances, surrenders may also be subject to a 10% tax penalty.

The full contract fee, if applicable, will also be deducted from your Contract at the time of total surrender regardless of the date of surrender. For total surrenders, any surrender charge and contract fee will be deducted from the amount paid.

We will implement partial surrenders by canceling Accumulation Units in an amount equal to the withdrawal and any applicable surrender charge. You may designate the Investment Option from which your surrender should be made. If you make no designation, your requested amount will be withdrawn from each of your Investment Options (in the proportion the Investment Option bears to your accumulation value). The surrender charge, if any, will be deducted from the value remaining after payment of the requested amount, or from the amount paid if the entire amount in an Investment Option is surrendered.

Since you assume the investment risk with respect to amounts allocated to your Variable Account (and because there are certain charges), the total amount paid upon total surrender of your Contract (including any prior surrenders) may be more or less than the total premiums that you paid.

           _________________________________
          |                                 |
          | Personal Income Plans allow you |
          |    to pre-arrange surrenders.   |
          |_________________________________|

Personal Income Plan
We administer a Personal Income Plan ("PIP") that enables you to pre-authorize periodic surrenders by entering into a PIP agreement with us that instructs us to withdraw a level dollar amount or percentage of your Contract's accumulation value on a monthly, quarterly, semi-annual or annual basis, or authorizes us to calculate and distribute a required minimum distribution every year. To the extent that the total of PIP surrenders in a Contract Year exceeds 10% of your accumulation value (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract Year), a surrender charge may be applicable. PIP surrenders may also be subject to the 10% federal tax on early withdrawals.
                 CHARGES AND OTHER DEDUCTIONS

      _______________________________________________
     |                                               |
     | You pay a $50 contract fee each Contract Year |
     | during the Pay-in Period if your accumulation |
     |        value is less than $50,000.            |
     |_______________________________________________|

Administration Fees
During the Pay-in Period, we will deduct a contract fee of $50 from your Contract's accumulation value on the last day of each Contract Year for our expenses related to administration of your Contract. The annual contract fee will be waived for any year in which the accumulation value of your Contract is $50,000 or more on the last day of that Contract Year. We reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. We guarantee that the amount of this fee will not increase over the life of the Contract. This annual contract fee is not deducted during the Pay-out Period.

The fee will be deducted pro rata from all Investment Options in the same proportion that your interest in each bears to your Contract's total accumulation value. The full contract fee will also be deducted at the time of total surrender, regardless of the date of surrender. However, in the case of a total surrender, the contract fee will also be waived if the accumulation value of your Contract is $50,000 or more on the date of surrender.

 _______________________________________________________
|                                                       |
|  We deduct asset-based charges each day at an annual  |
|     rate of 0.25%  for administering the Contracts    |
|  and Carillon Account and 1.50% for assuming certain  |
|   mortality and expense risks.  We may increase the   |
| mortality and expense risk charge to as much as 2.00%.|
|_______________________________________________________|

We also deduct a daily administration fee at an annual rate of 0.25% of the assets of your Variable Account to help defray our expenses of administering Carillon Account and the Contract. This deduction is guaranteed not to increase over the life of the Contract.

Mortality and Expense Risk Charge
A "mortality and expense risk" charge will be deducted daily at a rate equal, on an annual basis, to 1.50% of your Contract's
Variable Account. This charge may increase but we guarantee that it will never be more than 2.00%.

The mortality risk arises from our guarantees to make annuity benefit payments in accordance with the annuity tables in the Contract, regardless of how long the Annuitant lives and regardless of any improvement in life expectancy generally. This relieves Annuitants of the risk that they might outlive the funds that have been accumulated for retirement. The mortality risk also arises from our guarantee to pay death benefits equal to the Adjusted Sum of Premium Payments paid under the Contract should you die during the Pay-in Period.

Our expense risk arises from the possibility that the amounts realized from the contract fee, administration fee and surrender charge (which are guaranteed not to increase) will be insufficient to cover our actual administrative and distribution expenses. If these charges are insufficient to cover the expenses, the deficiency will be met from our general corporate funds, including amounts derived from the mortality and expense risk charge.

If amounts derived from the mortality and expense risk charge are insufficient to cover mortality costs and excess expenses, we will bear the loss. If the charge is more than sufficient, we will retain the balance as profit. We currently expect a profit from this charge.

      ___________________________________________________
     |                                                   |
     |  Surrender charges may be deducted upon surrender |
     | of your Contracts. 10% of your accumulation value |
     |   may be withdrawn each Contract Year without a   |
     |  surrender charge.  Aggregate surrender charges   |
     |  will never exceed 9% of aggregate premiums paid. |
     |___________________________________________________|

Surrender Charge (Contingent Deferred Sales Charge)
If you surrender your Contract in the first four Contract Years, then a surrender charge will be imposed on the amount withdrawn as shown below:

Contract Year of Surrender     1    2    3    4   Thereafter
Applicable Surrender Charge   8%   7%   6%   5%     0%

Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your Contract's accumulation value (as of the date of the first partial surrender in the Contract
Year) may be made each Contract Year without the imposition of the surrender charge. The cumulative total of all surrender charges is guaranteed never to exceed 9% of premiums. Also, PIP surrenders in a Contract Year totaling not more than 10% of the accumulation value (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract Year) may be made without the imposition of the surrender charge.

Surrender charges on partial surrenders will be deducted pro rata from the value remaining in the Investment Option(s) from which the amount paid was withdrawn. However, if insufficient value remains to pay the surrender charges or if the entire amount in an Investment Option is withdrawn, then to the extent necessary, any surrender charge will be deducted from the amount to be paid. Any surrender charge on a total surrender of a Contract will be deducted from the amount paid.

The amounts we obtain from the surrender charge will be used to offset the distribution fee we pay to Ameritas Investment Corp. The surrender charge is not expected to recover all of the distribution costs associated with the Contracts. We will pay any shortfall out of our general surplus, which may include profits derived from the mortality and expense risk charge.

Certain surrenders of Contracts may also be subject to federal tax penalties. See Federal Tax Matters, page 40.

      _____________________________________________________
     |                                                     |
     |    If state law allows, we will waive surrender     |
     | charges if your surrender is because you have | | a terminal illness or are confined to a "qualified" |
     |               health care institution.              |
     |_____________________________________________________|

Terminal Illness/Confinement
Also, where permitted by state law, we will waive the surrender charge upon a full surrender or one or more partial surrenders of your Contract in the event of (1) or (2) below:

(1) You become confined in a qualified institution for a period of at least 30 consecutive days after the Contract Date, subject to the following:

o You must be a natural person (not a trust, corporation, or other legal entity).
o You must have been an owner of the Contract continuously since the Contract Date.
o You were not confined in a qualified institution at any time during the 60-day period just prior to the Contract Date.
o We receive a written request for full or partial surrender along with due proof of confinement within 12 months following such confinement.

o A "qualified institution" means any licensed hospital or licensed skilled or intermediate care nursing facility at which:
   o  medical treatment is available on a daily basis; and
   o  daily medical records are kept for each patient.

(2) You contract a terminal illness after the Contract Date, subject to the following:

o You must be a natural person (not a Trust, Corporation, or other legal entity).
o You must have been an owner of the Contract continuously since the Contract Date.
o  You have a life expectancy of less than 12 months.
o We must receive a written request for full or partial surrender together with a certificate from your attending physician stating your life expectancy and any other proof we may require.

o  "Physician" means a medical doctor licensed in the United
   States who:
   o  is operating within the scope of that license; and
   o  is not you and is not related to you.

    ___________________________________________________
   |                                                   |
   |   The surrender charge may be reduced in certain  |
   | circumstances, including in connection with sales |
   |   to groups or upon certain types of exchanges.   |
   |___________________________________________________|

Other Waivers or Reductions of Surrender Charge
The surrender charge may be reduced in certain instances where a large number of Contracts are issued in connection with a single sale. For example, the charge may be reduced where a corporate pension plan funded by the Contracts results in the issuance of a number of Contracts to the same owner, or where an employer-sponsored salary-deduction plan results in Contracts being issued to a number of employees of one employer. Any reduction in the surrender charge will be nondiscriminating by class of purchaser and will be based on reduced selling and other expenses.

The surrender charge may be modified for Contracts where the premium is a result of a transfer to or from:

o another Contract owned by the employer or another person for the benefit of the Contract Owner in connection with an employee benefit plan,
o a certificate (account) under certain of our group retirement annuity contracts, or
o  certain of our life insurance policies or annuity contracts.

In addition, the surrender charge will be eliminated with respect to any amount payable in connection with the surrender of a Contract where such amount is forfeited by an employee under the terms of an employee benefit plan and credited to another Contract issued in connection with the plan. The reduction or elimination of the surrender charge in the foregoing circumstances recognizes the reduction of selling expense in such circumstances.

Premium Taxes
We will deduct any premium taxes imposed by state or local law when incurred, which could be:

   o  at the Maturity Date,
   o  when a total surrender occurs, or
   o when premiums are paid (we do not currently deduct premium taxes when premiums are paid).

If the charge for premium taxes is deducted at the Maturity Date, it will be taken from each Investment Option in the proportion that your interest in the Investment Option bears to the Contract's total accumulation value. If the charge for premium taxes is deducted when premiums are paid, it will be deducted from the premium before the premium has been allocated to the Investment Option(s). Applicable premium tax rates depend upon such factors as your state of residency and the insurance laws and our status in that state when the premium taxes are incurred. Current premium tax rates range from 0 to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

 _________________________________________________________
|                                                         |
|     The Funds pay investment advisory fees and other    |
| expenses, such as distribution and administrative fees. |
|_________________________________________________________|

Fund Expenses
There are deductions from and expenses paid out of the assets of the Funds that are fully described in the Fund prospectuses.
                   BENEFITS UNDER THE CONTRACT

   ____________________________________________
   |                                                    |
   | During the Pay-in Period, a death benefit at least |
   | equal to the Adjusted Sum of Premium Payments will |
   |    be paid to your Beneficiary upon your death.    |
   |____________________________________________________|

Death Benefits
If you are the Annuitant and you die during the Pay-in Period, then a death benefit will be paid to your Beneficiary, but if you are not the Annuitant, and the Annuitant dies during the Pay-in Period, you will be treated as the Annuitant until you name a new Annuitant. If you are not the Annuitant, and you are a trust or corporation or some other entity that is not a living person, and the Annuitant dies during the Pay-in Period, we will pay the death benefit to your designated Beneficiary.

Subject to state insurance law, the death benefit will be the greater of:

o  the Contract's accumulation value on the date we receive
   Due Proof of Death and the beneficiaries election or instructions for payment; or
o  the Adjusted Sum of Premium Payments, determined as follows:
   (1) as of the day we receive a premium, the sum is increased by the amount of that premium; and (2) as of the day a partial surrender is made, the sum is decreased by the same proportion as the accumulation value was decreased by that surrender.

NOTE THAT, IN A DECLINING MARKET, WHERE THE ACCUMULATION VALUE OF
YOUR CONTRACT HAS GONE DOWN, ANY PARTIAL SURRENDER MAY HAVE A
MAGNIFIED EFFECT ON THE REDUCTION OF THE DEATH BENEFIT.

Until we receive Due Proof of Death and instructions, in the proper form, from your Beneficiaries, your Contract will remain allocated to the Subaccounts you chose, so the amount of the Death Benefit will reflect the investment performance of those Subaccounts during this period. If your Contract has multiple Beneficiaries, death benefit proceeds will be calculated when we receive Due Proof of Death and instructions, in proper form, from each Beneficiary. The death benefit proceeds still remaining to be paid to other Beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each Beneficiary has provided us instructions in the proper form.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the account.

If your spouse is your sole designated Beneficiary, the Contract will remain allocated to the Subaccounts you chose, even after we receive Due Proof of Death, until your spouse makes an election to either (1) continue the Contract as successor owner or (2) act as a beneficiary and choose a payment option. If you are holding the Contract in a name other than your own (i.e., as trustee of a trust), or if you designate a trust as your Beneficiary, you should consult a tax adviser concerning how this may affect your spouse's beneficiary rights under federal tax laws.

If your Beneficiary dies before, at the same time as, or within 30 days after your death, we will treat the Beneficiary's death as though it occurred before yours.

If the Annuitant dies during the Pay-out Period, we will provide the death benefit, if any, contained in the particular annuity benefit option elected. See page 34.

 _________________________________________________
|                                                  |
|    You select the Maturity Date (when you stop   |
|    paying premiums and start receiving annuity   |
| benefit payments) and may change it subsequently |
|      by giving us 30 days' written notice.       |
|__________________________________________________|

Annuity Benefit Payments
Maturity Date - You may specify at the time of application the day that annuity benefit payments will commence under the Contract (the "Maturity Date"). You may change your Maturity Date at any time, provided we receive written notice of the change at least 30 days before the previously specified Maturity Date. The Maturity Date must be:

o at least one month after the Contract Date (thirteen months after in New Jersey and New York);

o  the first day of a calendar month; and

o  no later than the Annuitant's 95th birthday
   (particular retirement plans and certain states may apply different standards).

Type of Income Payments - You may specify any proportion of your Contract's accumulation value (less premium taxes, if any) to be applied to a variable annuity or a fixed annuity. Variable annuity benefit payments will vary in accordance with the investment experience of the Subaccount(s) you select.

    ________________________________________________
   |                                                |
   | You select a fixed or variable annuity benefit |
   |  payment option at least 30 days prior to the  |
   |                   Maturity Date.               |
   |________________________________________________|

At least 30 days before the Maturity Date, you must select how your Contract's accumulation value will be used to provide the monthly annuity benefit payments. If no selection is made, we will provide a fixed annuity with the proceeds of your accumulation value at maturity.

If the total accumulation value to be applied to an annuity benefit option, in the aggregate, is less than $5,000 ($2,000 in Massachusetts, New York and Texas), we will have the option of paying the accumulation value in a lump sum. If the total first monthly payment (combined Fixed and Variable) determined under the annuity benefit option selected, in the aggregate, is less than $50 ($20 in New York), we may change the payment frequency of annuity benefit payments to quarterly, semiannually or annually, or, depending on state law, we may have the option of paying the accumulation value in a lump sum.

Variable Annuity Benefit Payments
If you select a variable annuity, the amount of the first monthly annuity benefit payment will be based on your Contract's
Investment Option allocation and will be obtained from the appropriate Option Table in your Contract. Subsequent monthly income payments will vary based on the investment experience of the Subaccount(s) used to reserve for the annuity.

Amount of Variable Annuity Benefit Payments - The amount of variable annuity benefit payments will depend not only upon the investment experience of the Subaccounts you select, but also upon the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the annuity benefit option chosen. We guarantee that the annuity benefit payments:

o will not be affected by any variation in the actual mortality experience of the Annuitants from what was assumed in determining the amount of the first monthly payment, and

o will not be affected by the actual amount of expenses we incur in administering the Contract.

Because variable annuity benefit payments will vary with the investment results of the Subaccounts, the amounts of those payments cannot be predetermined.

      ___________________________________________
     |                                           |
     | Fixed annuity benefit payments are based  |
     | on interest credited at a guaranteed rate.|
     |___________________________________________|


Fixed Annuity Benefit Payments
If you select a fixed annuity, the amount of the annuity benefit payments will be determined by applying the accumulation value you want to apply to a fixed annuity at rates at least as favorable as those in the applicable annuity Option Table, in accordance with the annuity benefit option elected. This will be done at the Maturity Date. The annuity Option Tables contained in your Contract state your minimum interest rate.

We guarantee the amount of fixed annuity benefit payments. The payment depends on the annuity benefit option elected, the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the amount applied to purchase the fixed annuity.

No transfers may be made with respect to fixed annuity benefit payments.

     ___________________________________________________
    |                                                   |
    |  A variety of annuity benefit payment options are |
    |  available, including ones in which you receive   |
    |  payments for life or for the longer of life or   |
    |  a specified number of years and ones based on a  |
    |  single life or on the joint lives of two people. |
    |___________________________________________________|

Annuity Benefit Payment Options - You may elect a fixed annuity, a variable annuity, or a combination fixed and variable annuity. All of the annuity benefit options listed below (except the alternate annuity option) are available as either fixed or variable annuities.

Up to 30 days before the Maturity Date, you may change the annuity benefit option. If an option is chosen which depends on the continuation of the life of the Annuitant or of a contingent
Annuitant, proof of age will be required before annuity benefit payments begin. The annuity benefit options include:

Option 1: Life Annuity -

o Nonrefund. We will make payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. It is possible under this option that only one payment will be made if the Annuitant dies before a second payment is due, or that only two payments will be made if the Annuitant dies before the third payment, and so forth.

o 5-Years Certain. We will make payments for at least five years, and after that during the lifetime of the Annuitant.
   No payments are due after the death of the Annuitant or, if later, the end of the five-year period certain.

0 10-Years Certain. We will make payments for at least 10 years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the 10-year period certain. (This option will apply unless you select a different option.)

0 Installment Refund. We will make payments for a period certain and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the period certain. The number of period certain payments is equal to the amount applied under this option divided by the amount of the first annuity payment; provided, however, that the amount of the final period certain payment shall be multiplied by that part of the answer which is not a whole number.

Option 2: Joint and Survivor Life Annuity -

o Joint and Survivor Nonrefund. We will make payments during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the last survivor of the Annuitant and contingent Annuitant. It is possible under this option that only one monthly annuity payment will be made if the Annuitant and contingent Annuitant both die before the second payment is made, or that only two payments will be made if they both die before the third payment, and so forth.

o Joint and Survivor with 10-Year Certain. We will make payments for 10 years and after that during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the survivor of the Annuitant and contingent Annuitant or, if later, the end of the 10-year period certain.

Instead of a settlement in accordance with the annuity benefit options described above, you may choose an alternate type of fixed annuity payment. Such alternate annuity option shall be based on rates at least as favorable as those for fixed-dollar single-premium immediate annuities we are issuing on the Maturity Date. This alternate annuity option may only be elected within 30 days before the Maturity Date.

If the Annuitant dies on or after the Maturity Date, but before annuity benefit payments have been made for a guaranteed period, if any, we will continue payments to the Beneficiary until the rest of the guaranteed payments have been made. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in the annuity Option Table from which the payments were determined) and pay that sum to the estate of the last to die of the Annuitant and the Beneficiary.

                  THE GUARANTEED ACCOUNT

      _____________________________________________
     |                                             |
     | Interests in the Guaranteed Account are not |
     |   securities and Union Central is not an    |
     |              investment company.            |
     |_____________________________________________|

PREMIUMS ALLOCATED TO THE GUARANTEED ACCOUNT AND TRANSFERS TO THE GUARANTEED ACCOUNT BECOME PART OF OUR GENERAL ASSETS, WHICH SUPPORT OUR INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GUARANTEED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR IS UNION CENTRAL REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER UNION CENTRAL NOR ANY INTERESTS IN OUR GENERAL ASSETS GENERALLY ARE SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS AND IT IS UNDERSTOOD THAT THE SEC STAFF HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION OF THE CONTRACT. DISCLOSURES REGARDING THE FIXED PORTION OF THE CONTRACT AND UNION CENTRAL, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. For complete details regarding the fixed portion, see the Contract itself.

General Description
The Guaranteed Account is the value of the Contract that is part of our general assets. You may elect to allocate up to 50% of your premiums to the Guaranteed Account, and you may also transfer values from your Variable Account to the Guaranteed Account, subject to a 30% cap per year as described on page 19. We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account, whereas you bear the investment risk for amounts allocated or transferred to your Variable Account. We have sole discretion to invest our general assets, including assets funding the Guaranteed Account, subject to applicable law.

    __________________________________________________
   |                                                  |
   |  We guarantee that amounts you allocate to the   |
   |   Guaranteed Account will accumulate at a rate   |
   |  of at least the guaranteed rate stated in your  |
   | Contract. We may credit more than the guaranteed |
   |        rate of interest at our discretion.       |
   |__________________________________________________|

Guaranteed Account Accumulations
We guarantee that we will credit interest to the Guaranteed Account at a rate at least equal to the guaranteed rate stated in your Contract. Interest in excess of the guaranteed rate may be used in the calculation of the Guaranteed Account at such increased rates and in such a manner as we may determine. ANY INTEREST CREDITED TO THE GUARANTEED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED RATE STATED IN YOUR CONTRACT WILL BE DETERMINED IN OUR SOLE DISCRETION.

We guarantee that, during the Pay-in Period, the Guaranteed
Account of the Contract will be at least equal to:
o  the total of all net premiums allocated to the Guaranteed
   Account; plus

o  the total of all amounts transferred to the Guaranteed
   Account from the Variable Account; minus

o  the total of all amounts transferred from the Guaranteed
   Account to the Variable Account (including the transfer fee); minus

o the total of any administration and/or contract fees attributable to the Guaranteed Account; minus

o  the total of all partial surrenders from the Guaranteed
   Account (including any surrender charge); plus

o interest accumulated in the Guaranteed Account (the minimum guaranteed interest rate varies according to state law and is stated in your Contract).

____________________________________________________
|                                                    |
|  You may surrender all or part of your Guaranteed  |
| Account during the Pay-in Period, but we may delay |
| paying your surrender proceeds for up to 6 months. |
|____________________________________________________|

Surrenders
You may surrender all or part of your Guaranteed Account value at any time during the Pay-in Period prior to the death of the Annuitant. We intend to pay surrender requests upon receipt but reserve the right to delay payment of all surrenders from the Guaranteed Account for up to six months. Surrenders from the Guaranteed Account generally are subject to the same provisions that apply to surrenders from the Variable Account, discussed under "Surrenders" on page 25.

____________________________________________________
|                                                    |
|    Transfers from the Guaranteed Account to the    |
|   Variable Account may be made during the Pay-in   |
|    Period.  No more than the greater of 20% of     |
|    your Guaranteed Account (as of the first day    |
|   of the Contract Year) or $1,000, whichever is    |
| greater, may be so transferred in a Contract Year. |
|____________________________________________________|

Transfers
Amounts may be transferred from the Guaranteed Account and Subaccounts, at any time during the Pay-in Period, and from the Subaccounts to the Guaranteed Account at anytime during the Pay-in Period, after the first Contract Year. During the Pay-in Period, beginning with the second Contract Year, you may transfer up to 20% of the value of your Guaranteed Account (as of the first day of the Contract Year), or $1,000, whichever is greater, to one or more Subaccounts each Contract Year. The minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option.

                      GENERAL MATTERS

      ____________________________________________
     |                                            |
     |   You designate a Beneficiary to receive   |
     | benefits upon your death during the Pay-In |
     |    Period or the death of the Annuitant    |
     |         during the Pay-Out Period.         |
     |____________________________________________|

Designation of Beneficiary
The Beneficiary is the person (or persons) you designate as such in your application and is the person to whom benefits will be paid during the Pay-In Period upon your death, or the Annuitant's, if you are an Owner in the form of a trust or a corporation, or any other form than a living person. During the Pay-Out Period, the Beneficiary is the person to whom any remaining benefits will be paid upon the death of the Annuitant. Subject to the terms of any existing assignment or the rights of any irrevocable Beneficiary, you may change the Beneficiary by providing us with written notice. Any change will be effective at the time you signed it. We will not, however, be liable as to any payment or settlement made prior to receiving the written notice.

    _______________________________________________________
   |                                                       |
   | In the first 10 days after you receive your Contract, | | you may return it and receive a refund from which |
   |         surrender charges are not deducted.           |
   |_______________________________________________________|

10-Day Right to Examine Contract
If you are not satisfied with the Contract, you may void it by returning it to us or our agent from which it was purchased within 10 days of receipt, or longer where required by state law. You will then receive a full refund of the Contract's accumulation value, or, the premium paid in certain states, or if your contract was issued as an individual retirement account ("IRA").

Contract Owner's Inquiry
You may make inquiries concerning your Contract by calling us at
(800) 319-6902, or writing c/o Annuity Administration, P.O. Box
40888, Cincinnati, Ohio 45240.

Contract Owner's Reports
Each calendar year quarter you will receive a report at your last known address showing the following information, as of the end of the current report period: accumulation value; cash surrender value; amount of interest credited to the Guaranteed Account; change in value of the Variable Account; premiums paid since the last report; partial cash surrenders; expense charges; and any other information required by law. You will also receive an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated accumulation value. In addition, when you pay premium payments, or if you transfer amounts or make partial cash surrenders, you will receive a written confirmation of these transactions. Confirmations of certain automated transactions will be included in the quarterly statement you receive. These include transactions such as applications of automatic premium payments, portfolio rebalancing, dollar cost averaging, and interest sweeps.

Please review your confirmations and quarterly statements carefully. If you find an error, please report it to us within 30 days of your receipt of the confirmation or statement.

                       FEDERAL TAX MATTERS

Introduction
The following discussion is general and is not intended as tax advice. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). We make no representation about the likelihood of continuation of these federal income tax laws or of the current interpretations by the IRS. Moreover, we have made no attempt to consider any applicable state or other tax laws.

The Contract may be used in connection with retirement plans that are qualified for special tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the Contract's accumulation value, on annuity benefit payments, and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Contract is purchased, on the tax and employment status of the individual concerned, on our tax status, and on other factors.
Any person concerned about these tax implications should consult a competent tax adviser.

      __________________________________________________
     |                                                  |
     |   Gains inside an annuity contract are usually   |
     | tax-deferred (if the contract owner is a natural |
     | person) until there is a distribution such as    |
     |      from a surrender, annuity benefit or a      |
     |    death benefit payment.  When taxed, those     |
     |       gains are taxed as ordinary income.        |
     |__________________________________________________|

Tax Status of Contracts
The following discussion assumes that the Contracts will be treated as annuities under Section 72 of the Code.

We believe that an annuity owner generally is not taxed on increases in the value of an annuity contract until distribution occurs either in the form of a lump sum received by withdrawing all or part of the cash value (i.e., surrenders), as annuity benefit payments under the annuity option elected, or as a death benefit payment. The exception to this rule is the treatment afforded to owners that are not natural persons. Generally, an owner of any deferred annuity contract who is not a natural person must include in income any increase in the excess of the owner's cash value over the owner's investment in the contract during the taxable year. However, there are some exceptions to this exception and you may wish to discuss these with your tax counsel.
 The taxable portion of a distribution (in the form of an annuity benefit payment or lump-sum death benefit payment) is taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the cash value (and in the case of a Qualified Contract, any portion of an interest in the qualified employer plan) generally will be treated as a distribution.

The following discussion applies generally to Contracts owned by natural persons.

In the case of a surrender, amounts received are treated as taxable income to the extent that they exceed the "investment in the contract." The "investment in a contract" generally equals the portion, if any, of any premium paid by or on behalf of an individual under a contract which has been included in the individual's gross income. The "investment in the contract" can be zero, which is common with Qualified Contracts. A special rule may apply to surrenders under Qualified Contracts with respect to the "investment in the contract" as of December 31, 1986. In the case of a partial surrender, amounts received are first treated as taxable income to the extent that the cash value of the contract immediately before the surrender exceeds the "investment in the contract" at that time. The "investment in the contract" is not taxable when withdrawn. For purposes of determining amounts treated as taxable income, all annuity contracts issued by the same company to the same person during any calendar year are treated as a single contract.

The recipient of an annuity benefit payment under the Contract is generally taxed on the portion of that payment that exceeds the investment in the Contract. For variable annuity benefit payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed until the investment in the Contract is recovered. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For fixed annuity benefit payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the contract until the investment in the contract is recovered; the remainder of each payment is taxable. Once the investment in the contract is recovered, the entire amount of each payment is taxable.

      __________________________________________________
     |                                                  |
     | A 10% penalty tax may apply to gains distributed |
     |       in a surrender prior to age 59 1/2.        |
     |__________________________________________________|

There may be imposed a penalty tax on surrenders equal to 10% of the amount treated as taxable income. Common exceptions to the penalty tax are for surrenders

o  made on or after age 59 1/2,
o  made as a result of death or disability, or
o received in substantially equal installments as a life annuity.

Other exceptions may apply.

A transfer of ownership of an annuity contract, or designation of an annuitant who is not also the owner, may result in certain tax consequences to the owner that are not discussed herein. If you are contemplating any such transfer or assignment of your Contract, you should contact a competent tax adviser with respect to its potential tax effects.

      ___________________________________________
     |                                           |
     | Federal income tax withholding provisions |
     |    may apply to certain distributions.    |
     |___________________________________________|

Distributions from tax-sheltered annuities, qualified pension or profit sharing plans, and state or local government deferred compensation plans that are eligible for "tax-free rollover" will be subject to a mandatory 20% federal income tax withholding unless such amounts are directly rolled over to another eligible retirement plan (which includes individual retirement plans) permitted under the Code. Withholding for federal income taxes on annuity payments or distributions from Nonqualified Contracts is required unless the recipient elects not to have any such amounts withheld and properly notifies us of that election. Failure to provide your taxpayer identification number will automatically subject any payments under the Contract to withholding.

 ______________________________________________________
|                                                      |
|    You should seek legal and tax advice prior to     |
| purchasing the Contract for use in a qualified plan. |
|______________________________________________________|

Qualified Plans
The Contract may be used with several types of qualified plans. The tax rules applicable to participants in qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Purchasers of Contracts for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the Contract.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax-exempt organizations to purchase annuity contracts for their employees, directly or through voluntary salary reductions, are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In addition, effective January 1, 1989, cash distributions from a
Section 403(b) annuity may not begin before the employee attains age 59 1/2, separates from his or her employer's service, dies or becomes disabled, except that cash distributions limited to the amount of premiums may be paid in the event of the employee's hardship. These restrictions apply to distributions attributable to contributions made after December 31, 1988 pursuant to a salary reduction agreement, earnings on those contributions, and earnings on amounts attributable to contributions held as of December 31, 1988 and made pursuant to a salary reduction agreement.

Individual Retirement Annuities. Sections 219, 408 and 408A of the Code permit individuals or their employers to contribute to an individual retirement plan known as an "Individual Retirement Annuity" or "IRA." Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into an Individual Retirement Annuity on a tax-deferred basis.

Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans.

H.R. 10 Plans. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10," permits self-employed individuals to establish tax-qualified plans for themselves and their employees. These plans are limited by law to maximum permissible contributions, distribution dates, and nonforfeitability of interests. In order to establish such a plan, a plan document, usually in a form approved in advance by the IRS, is adopted and implemented by the employer.

State and Local Government Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, certain tax-exempt organizations, political subaccounts, agencies, instrumentalities and certain affiliates of such entities which enjoy special treatment. The Contracts can be used with such plans.

        TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS

Section 36.105 of the Texas Education Code permits participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon:
   o termination of employment in the Texas public institutions of higher education,
   o  retirement, or
   o  death.

Accordingly, a participant in the ORP, or the participant's estate if the participant has died, will be required to obtain a certificate of termination from the employer before the Contract can be surrendered.

      _______________________________________
     |                                       |
     | We pay brokers to sell the Contracts. |
     |_______________________________________|

                  DISTRIBUTION OF THE CONTRACTS

Carillon Investments, Inc., formerly the principal for the Contracts, was merged into Ameritas Investment Corp. ("AIC"), whose principal business address is 5900 "O" Street, Lincoln, Nebraska. Prior to the merger, Carillon Investments, Inc. and AIC were affiliates of Union Central. AIC is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. We will pay an amount no more than 5% of premiums received during the first year of the Contract to a registered representative, based on which commission option is selected by the registered representative or his or her broker-dealer. You will find more information about the commission options available to registered representatives in the Statement of Additional Information. When the surrender charges are reduced, the amount paid to registered representatives will be less than 5% of premiums. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances.
From time to time, we may pay or permit other promotional incentives, in cash or production credit or other compensation. Registered representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements may vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars, and merchandise. We may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may vary, will be made by us or AIC out of our own assets and will not affect the amounts you pay to purchase, hold or surrender your Contract.

AIC receives fees in the form of 12b-1 fees. The following funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets attributable to class 12b-1 shares to those who sell and distribute fund shares. AIC receives .25% from FTVIPT Templeton Foreign Securities Fund, Class 2, .25% from FTVIPT Templeton Growth Securities Fund, Class 2, .25% from Seligman Communications and Information Portfolio (Class 2), and .19% from Seligman Small-Cap Value Portfolio (Class 2), In addition to 12b-1 fees, we receive from some of our participating investment advisers annual revenue sharing of between .05% and .25% of subaccount assets for providing various shareholder support and marketing services.

      __________________________________________
     |                                          |
     | You instruct us how to vote Fund shares. |
     |__________________________________________|

                         VOTING RIGHTS

To the extent required by law, we will vote the Portfolio shares held by Carillon Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of Carillon Account. However, if legal requirements should change, and as a result, we determine that we are allowed to vote the Portfolio shares in our own right, we may elect to do so.

The number of votes which a person has the right to instruct will be calculated separately for each Subaccount. During the Pay-in Period, the number of votes for which you have a right to give instructions will be determined by dividing your Contract's accumulation value attributable to a Subaccount by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the Annuitant has the voting interest. The number of votes during the Pay-out Period will be determined by dividing the reserve for that Contract held in a Subaccount by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the votes attributable to a Contract decrease as the reserves underlying the Contract decrease. In determining the number of votes, fractional shares will be recognized. Voting instructions will be solicited prior to a Fund's shareholder
meeting.   We will vote Fund shares held in Carillon Account as to
which we receive no timely instructions in proportion to the voting instructions received. Each person having a voting interest in a Subaccount will receive proxy material, reports and other materials relating to the appropriate Portfolio.

                    FINANCIAL STATEMENTS

Financial statements of Carillon Account and Union Central are included in the SAI which may be obtained without charge by writing us at: P.O. Box 40409, Cincinnati, Ohio 45240-0409 or telephoning us at: 1-800-319-6902.

                      LEGAL PROCEEDINGS

No litigation is pending that would have a material effect upon the separate account.

            APPENDIX A (Accumulation Unit Values)
                 ACCUMULATION UNIT VALUES
        (for a unit outstanding throughout the period)

                                        Period ended December 31,
                                                2005       2004
AIM VARIABLE INSURANCE FUNDS

BASIC BALANCED SUBACCOUNT
Accumulation unit value                        $11.13     $10.76
Number of accumulation units
 outstanding, end of period                     3,048        117

BASIC VALUE SUBACCOUNT
Accumulation unit value                        $11.61     $11.17
Number of accumulation units
 outstanding, end of period                     2,204        449

CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value                        $11.81     $11.04
Number of accumulation units
 outstanding, end of period                    22,088      3,548

ALGER AMERICAN FUND

LEVERAGED ALLCAP SUBACCOUNT
Accumulation unit value                        $12.72     $11.31
Number of accumulation units
 outstanding, end of period                     5,266         --

MIDCAP GROWTH SUBACCOUNT
Accumulation unit value                        $12.51     $11.59
Number of accumulation units
 outstanding, end of period                    22,909         --

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INCOME & GROWTH SUBACCOUNT
Accumulation unit value                        $11.28     $10.97
Number of accumulation units
 outstanding, end of period                    14,066      7,076

INTERNATIONAL SUBACCOUNT
Accumulation unit value                        $12.56     $11.29
Number of accumulation units
 outstanding, end of period                    15,831        447

VALUE SUBACCOUNT
Accumulation unit value                        $11.42     $11.06
Number of accumulation units
 outstanding, end of period                    30,319      5,160

DWS VARIABLE SERIES I

CAPITAL GROWTH VIP SUBACCOUNT
Accumulation unit value                        $11.61     $10.84
Number of accumulation units
 outstanding, end of period                     6,396         --

MONEY MARKET VIP SUBACCOUNT
Accumulation unit value                        $10.09     $10.00
Number of accumulation units
 outstanding, end of period                   108,769      1,648

FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES SUBACCOUNT
Accumulation unit value                        $12.18     $11.25
Number of accumulation units
 outstanding, end of period                    35,734      7,905

TEMPLETON GROWTH SECURITIES SUBACCOUNT
Accumulation unit value                        $11.88     $11.11
Number of accumulation units
 outstanding, end of period                    11,710        527

                 ACCUMULATION UNIT VALUES
        (for a unit outstanding throughout the period)

                                        Period ended December 31,
                                                2005       2004
MFS VARIABLE INSURANCE TRUST

HIGH INCOME SUBACCOUNT
Accumulation unit value                        $10.31     $10.27
Number of accumulation units
 outstanding, end of period                    31,782     10,292

NEW DISCOVERY SUBACCOUNT
Accumulation unit value                        $11.93     $11.53
Number of accumulation units
 outstanding, end of period                     20,131       718

TOTAL RETURN SUBACCOUNT
Accumulation unit value                        $10.76     $10.64
Number of accumulation units
 outstanding, end of period                    31,650        376

OPPENHEIMER VARIABLE ACCOUNT FUND

CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value                        $11.21     $10.85
Number of accumulation units
 outstanding, end of period                     2,109         --

GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value                        $12.95     $11.53
Number of accumulation units
 outstanding, end of period                    23,042      2,449

MAIN STREET  SUBACCOUNT
Accumulation unit value                        $11.35     $10.89
Number of accumulation units
 outstanding, end of period                    10,234        866

SELIGMAN PORTFOLIOS, INC.

COMMUNICATIONS & INFORMATION
 SUBACCOUNT
Accumulation unit value                        $12.36     $11.70
Number of accumulation units
 outstanding, end of period                     2,216        499

SMALLER-CAP VALUE SUBACCOUNT
Accumulation unit value                        $10.90     $11.57
Number of accumulation units
 outstanding, end of period                    40,263     12,464

SUMMIT MUTUAL FUNDS, INC.

BALANCED INDEX SUBACCOUNT
Accumulation unit value                        $10.69     $10.56
Number of accumulation units
 outstanding, end of period                     3,432         --

BOND SUBACCOUNT
Accumulation unit value                        $10.06     $10.02
Number of accumulation units
 outstanding, end of period                    28,798      1,171

EAFE INTERNATIONAL INDEX SUBACCOUNT
Accumulation unit value                        $12.47     $11.27
Number of accumulation units
outstanding, end of period                     20,769        844

LEHMAN AGGREGATE BOND INDEX SUBACCOUNT
Accumulation unit value                         $9.97      $9.99
Number of accumulation units
outstanding, end of period                     22,510      1,727

NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value                        $11.23     $11.29
Number of accumulation units
outstanding, end of period                      7,066      1,418

                 ACCUMULATION UNIT VALUES
        (for a unit outstanding throughout the period)

                                        Period ended December 31,
                                                2005       2004
RUSSELL 2000 SMALL CAP INDEX
 SUBACCOUNT
Accumulation unit value                        $11.67     $11.41
Number of accumulation units
 outstanding, end of period                    76,085      5,805

S&P MIDCAP 400 INDEX SUBACCOUNT
Accumulation unit value                        $12.44     $11.31
Number of accumulation units
 outstanding, end of period                   114,725     16,965

S&P 500 INDEX SUBACCOUNT
Accumulation unit value                        $11.23     $10.93
Number of accumulation units
 outstanding, end of period                   123,875     13,391

ZENITH SUBACCOUNT
Accumulation unit value                        $11.50     $10.94
Number of accumulation units
 outstanding, end of period                    37,135      5,496

UNIVERSAL INSTITUTIONAL FUNDS, INC.

CORE PLUS FIXED INCOME SUBACCOUNT
Accumulation unit value                        $10.28     $10.04
Number of accumulation units
 outstanding, end of period                    47,458     10,406

U.S. REAL ESTATE SUBACCOUNT
Accumulation unit value                        $12.91     $11.23
Number of accumulation units
 outstanding, end of period                    65,506      5,064


             APPENDIX B--IRA DISCLOSURE STATEMENT

Part I of this statement is designed to help you understand the requirements, as they exist for tax years beginning on and after January 1, 2005, of federal tax law which apply to your traditional Individual Retirement Annuity (traditional IRA), your Simplified Employee Pension IRA (SEP-IRA for employer contributions), or to one purchased by your spouse (see Spousal IRAs below). Part II describes the requirements for your SIMPLE-IRA, and Part III describes the requirements for your Roth IRA. You can obtain more information regarding your IRA either from your sales representative or from any district office of the IRS, or by obtaining Publication 590 from IRS by calling 1-800-829-FORM or going to the following internet address: www.irs.gov.

Seven-day Review Period

Under federal law, you have seven days after you sign your application to review this statement and the prospectus without obligation. You may have a longer period under state law. If you notify your sales representative or us either orally or in writing within the applicable period that you want to revoke your application, your entire purchase payment will be refunded to you.
 Our address and telephone number are as follows:

     The Union Central Life Insurance Company
     1876 Waycross Road
     Cincinnati, Ohio 45240
     Telephone: (513) 595-2728 - 8:15 a.m. - 4:30 p.m.
                                 (Eastern Time Zone)

Part I.  Traditional IRA and SEP-IRA

Eligibility Requirements

If neither you, nor your spouse, is an active participant (see A. below) you may make a contribution of up to the lesser of $4,000 or 100% of compensation and take a deduction for the entire amount contributed. (Combined contributions to a traditional IRA and Roth IRA may not exceed $4,000 for the taxable year.) However, a catch-up contribution is allowed for you if you have attained age
50. If you qualify for the catch-up contribution, your maximum contribution limit is increased $500 to $4,500 for the calendar year 2005. If you or your spouse are an active participant but have a combined adjusted gross income (AGI) below a certain level (see B. below), you may make a fully deductible contribution. If, however, you or your spouse are an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA is scaled down and eventually eliminated.

A. Active Participant
You are an "active participant" for a year if you are covered by a retirement plan during any part of that year. Generally, you are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a tax-sheltered annuity arrangement, a 401(k) plan, a simplified employee pension plan (SEP), a SIMPLE plan, or a pension plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant in a retirement plan. (This includes Keogh/H.R. 10 plans.) Your Form W-2 for the year should indicate your participation status.

You may be an active participant even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans you may be an active participant even if you were only with the employer for part of the year.

You are not considered an active participant if you are covered in a plan only because of your service as
o an Armed Forces Reservist, for less than 90 days of active service; or
o a volunteer firefighter covered for firefighting service by a government plan, which will not provide more than $1,800 per year at age 65.
Of course, if you are covered in any other plan, these exceptions do not apply.

If your spouse is an active participant, by employing similar rules as above to his or her situation, but you are not, deductibility for your traditional IRA will be phased out as described below, unless you file separately and do not live together at any time during the tax year.

B. Adjusted Gross Income (AGI)
If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the "Threshold Level," you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

If you are single, your Threshold Level is $50,000 for taxable years beginning in 2005. The Threshold Level if you are married and file a joint tax return is $70,000 for taxable years beginning in 2005, and if you are married but file a separate tax return, the Threshold Level is $0. If you are married but file separately and you live apart from your spouse for the entire year, the IRS will treat you as not being married for purposes of active participant status and the Threshold Level. Thus, your Threshold Level is $50,000 for 2005. The Threshold Level is established for future years as follows:


                        Joint Returns

                                         The applicable
For taxable years beginning in :         Threshold Level
------------------------------           ---------------
              2004                         $65,000
              2005                         $70,000
              2006                         $75,000
              2007 and thereafter          $80,000
                       "Single" Returns

                                         The applicable
For taxable years beginning in:          Threshold Level
------------------------------           ---------------
              2004                         $45,000
              2005 and thereafter          $50,000

If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level (AGI-Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction is $4,000 (or $4,500 if you have attained age 50).

You can estimate your Deduction Limit as follows:


[($10,000 minus Excess AGI) divided by $10,000] times Maximum
Allowable Deduction equals Deduction Limit


You must round down the result to the next lowest $10 level (the next lower number which ends in zero). For example, if the result is $1,524, you must round it down to $1,520. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

If you and your spouse file a joint tax return, and only one of you is an active participant, the applicable Threshold Level for the one who is not an active participant is $150,000 and the denominator of the fraction given above remains at $10,000.

Deductible Contributions

If you satisfy the eligibility requirements described above, contributions to your IRA will be deductible up to the deduction limit whether or not you itemize deductions on your federal income tax return. IRA or SEP-IRA contributions must be made by no later than the time you are required to file your income tax return for such year (i.e., April 15 if you are a calendar-year taxpayer) not including extensions.

Under a SEP-IRA agreement, the maximum annual contribution which your employer may make to a SEP-IRA contract is 25% of your compensation, but not more than $42,000 in 2005 (adjusted for inflation). Under certain circumstances an employee may elect to have the employer make salary-reduction contributions to a SEP. For 2005, the maximum elective deferral is $14,000. However, a catch-up contribution is allowed for individuals who have attained age 50. The maximum contribution limit is increased $4,000 to $18,000 for calendar year 2005. Employer contributions to a SEP-IRA are excludable from your gross income rather than being deductible.

If you or your employer should contribute more than the maximum contribution amount of your IRA or SEP-IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, an excise tax will be imposed on the excess for the tax year of contribution. The excise tax is equal to 6% of the excess contributions.

Once the excise tax has been imposed, an additional excise tax for the following tax year can be avoided if the excess is:

o  withdrawn before the end of the following year, or
o  treated as a current contribution for the following year.

No deductible contribution to your traditional IRA nor employee salary-reduction contribution to your SEP-IRA may be made by you during or after the tax year in which you attain age 70 1/2.

Nondeductible Contributions

Even if you are above the Threshold Level and thus may not make a deductible contribution, you may still contribute up to the lesser of 100% of compensation or $4,000 (or $4,500 if you have attained age 50) to a traditional IRA. The amount of your contribution which is not deductible will be a nondeductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a nondeductible contribution to an IRA you must report the amount of the nondeductible contribution to the IRS by including Form 8606 as a part of your tax return for the year.
There is a $50 penalty for failure to file Form 8606, titled
"Nondeductible IRA and Coverdell ESAs."

You may make a $4,000 contribution at any time during the year, if your compensation for the year will be at least $4,000, (or $4,500 if you have attained age 50) without having to know how much will be deductible. When you fill out your tax return you may then figure out how much is deductible.

You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the nondeductible amount, or to leave it in the IRA and designate that portion as a nondeductible contribution on your tax return.

No non-deductible contribution to your traditional IRA may be made by you during or after the tax year in which you attain age
70 1/2.

Spousal IRAs

Your spouse may make a contribution to a spousal IRA if he or she files a joint tax return with you and his or her gross income (if any) for the taxable year is less than yours. The maximum amount allowable as a contribution to the spousal IRA is limited to the lesser of (a) $4,000, and (b) the total of both spouses' gross income reduced by the amount, if any, contributed for your own IRA and your own Roth IRA. This means that the total contributions that can be made to your and your spouse's IRAs can be as much as $8,000 for the taxable year. However, a catch-up contribution is allowed for your spouse if your spouse has attained age 50. If your spouse qualifies for the catch-up contribution, your spouse's maximum contribution is increased $500 to $4,500 for calendar year 2005. Thus, the maximum contribution that can be made for you and your spouse's IRAs if you both have attained age 50 is $9,000 for the taxable year 2005.

The amount which your spouse may deduct for a spousal IRA is limited by application of the rules for active participation as described in "Eligibility Requirements," above.

You may not make a contribution to your traditional IRA for any tax year during which and after you attain age 70 1/2. Your spouse, however, may make contributions to his or her spousal IRA until the tax year in which he or she reaches age 70 1/2 if the other conditions mentioned in the previous paragraphs are met.

Rollover Contributions

Once every year, you are permitted to withdraw any portion of the value of your traditional IRA or SEP-IRA and reinvest it in another traditional IRA, a qualified plan, a Section 403(a) annuity, an eligible Section 457 governmental plan (provided it agrees to separately account for funds received from an eligible retirement plan) and another Section 403(b) annuity (TSA). Also, certain withdrawals made from such plans may be contributed to your traditional IRA. This transfer of funds from one traditional IRA to another eligible retirement plan is called a "rollover".
To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in a traditional IRA or other eligible plan within 60 days after the date it is received. You will not be allowed a tax deduction for the amount of any rollover contribution. A direct transfer of funds from one IRA to another IRA or other eligible plan also is permitted. Such direct transfers are not limited to one per year.

A similar type of rollover can be made with the proceeds of a qualified distribution from a qualified retirement plan (including TSA and HR-10 plans). Distributions from tax-sheltered annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% federal income tax withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement permitted under the Internal Revenue Code. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later rollover such a contribution to another qualified retirement plan as long as you have not mixed it with IRA or SEP-IRA contributions.

Premature Distributions

At no time can interest in your IRA or SEP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEP-IRA as a security for a loan or borrow on your IRA or SEP-IRA. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEP-IRA to anyone. Use of an IRA or SEP-IRA as security or assignment of it to another will invalidate the entire annuity. The portion attributable to your deductible contributions and all earnings will be includible in your income in the year it is invalidated and will be subject to a 10% penalty if you are not at least age 59 1/2 or totally disabled, or if you do not meet certain other limited exceptions. (You may, however, assign your IRA or SEP-IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA or SEP-IRA.
 In the case of a surrender which does not qualify as a rollover, the amount withdrawn which is attributable to your deductible contributions and all earnings will be includible in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled, or if you do not meet certain other limited exceptions described in the following sentences. The 10% penalty does not apply to:

   o an amount equal to unreimbursed medical expenses in excess of 7.5% of your Adjusted Gross Income (AGI), or
   o amounts withdrawn to pay for medical insurance for you and your spouse and dependents if you have separated from employment and received unemployment compensation for at least 12 consecutive weeks, and the withdrawal is made in the year unemployment compensation is received or in the following year, or
   o  surrenders for "qualified higher education expenses," or
   o a withdrawal up to $10,000 which is a "qualified first-time home distribution."

Qualified higher education expenses include tuition, as well as room and board, fees, books, supplies and equipment required for enrollment or attendance at a post-secondary education institution. You or your spouse, or any child or grandchild of you or your spouse may incur such qualified higher education expenses. A qualified first-time home distribution is one which is used within 120 days to rebuild, build or buy your principal residence or the principal residence of your spouse, child, grandchild or ancestor in a situation in which you or your spouse did not have any ownership interest in a principal residence in the two years ending on the date of acquisition of the residence at issue.

There is no 10% penalty if the IRA distributions are in substantially equal amounts (at least annually) over your life or life expectancy, or the joint lives or life expectancies of you and your beneficiary, and there is no 10% penalty for payments due to your death.

The 10% penalty tax does not apply to the distribution of excess contributions if you receive such distribution on or before the due date (including extensions of time) for filing your tax return, you did not deduct such excess contribution, and you also received the net income attributable to such excess contribution. However, the net income must be reported and may be subject to the 10% penalty tax. Unless you are 59 1/2, totally disabled, or meet the limited exceptions mentioned in the previous paragraphs, a 10% penalty tax will be imposed on the part of an excess contribution greater than the maximum contribution limit which is withdrawn after your tax filing date.

Because nondeductible IRA contributions are made using income which has already been taxed (that is, they are not deductible contributions), the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRAs will consist of a nontaxable portion (return of nondeductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings).

The following formula is used to determine the nontaxable portion of your distributions for a taxable year:


[Nondeductible Contributions Balance divided by (Year-end total of traditional IRA account balances plus distribution amount plus outstanding rollovers)] times Total Distributions (for the year) equals Nontaxable Distribution (for the year)


To compute the year-end total of traditional IRA account balances you treat all of your traditional IRAs as a single IRA. This includes all traditional IRAs, as well as SEP-IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

Distributions

A. Inadequate or Underdistributions - 50% Tax
Your IRA or SEP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either receive a lump-sum distribution of your IRA or start to receive distribution payments by the April 1 of the calendar year following the calendar year in which you attain age 70 1/2. If you elect other than a lump-sum distribution, the distribution must begin not later than the commencement date previously stated, and for each succeeding year a distribution must be made on or before December 31. If the payments are not sufficient to meet the requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

B. Distribution Forms
By the required beginning date, you may elect to have the balance in the account disbursed in one of the following forms:
o  a single sum payment;
o  equal or substantially equal payments over your life;
o equal or substantially equal payments over the lives of you and your designated beneficiary;
o equal or substantially equal payments over a specified period that may not be longer than your life expectancy; or
o equal or substantially equal payments over a specified period that may not be longer than the joint life and last survivor expectancy of you and your designated beneficiary.

C. Death Benefits
If you die before your entire interest is distributed, the entire remaining interest will be disbursed as follows:

o If you die on or after disbursements have begun under B., the entire remaining interest must be disbursed at least as rapidly as elected under B.

o If you die before disbursements have begun under B., the entire remaining interest must be disbursed as elected by you or, if you have not so elected, as elected by the beneficiary or beneficiaries, as follows:

   o by December 31st of the year containing the fifth anniversary of your death; or

   o in equal or substantially equal payments over a period no longer than the life or life expectancy of the designated beneficiary or beneficiaries starting by December 31st of the year following the year of your death. If, however, the beneficiary is your surviving spouse, then this disbursement is not required to begin before December 31st of the year in which you would have turned 70 1/2.

The life expectancies described above will be calculated as of December 31 of the year following your death and will be reduced by one for each subsequent year for non-spouse beneficiaries. The life expectancy of a spouse beneficiary will be recalculated each subsequent year until the spouse's death. For each year after the year of the spouse's death, the spouse's remaining life expectancy will be reduced by one. If your spouse is your sole designated beneficiary on your death, such spouse may elect to be treated as you, the person originally establishing this IRA, or delay distributions until you would have reached age 70 1/2.

Prototype Status

The IRS reviewed the format of your IRA, and issued an opinion letter to us on May 19, 1986, stating that your IRA qualifies as a prototype IRA.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions, or 50% for distribution underpayments), you must file Form 5329 with the IRS. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

IRS regulations require us to report certain information to you with respect to the amount required to be distributed from your IRA for each calendar year after you attain age 70 1/2. (This reporting is not required with respect to IRAs of deceased owners.
 Also, this reporting is not required for Roth IRAs because there are no lifetime minimum distributions required for Roth IRAs.)

In compliance with the regulations, we will furnish you with a statement of the amount of the required minimum distribution and the date by which such amount must be distributed. As an alternative, we may provide you with a statement that 1) informs you that a minimum distribution is required for the calendar year and the date by which such amount must be distributed and 2) includes an offer to furnish you, upon request, with a calculation of the amount of the required minimum distribution with respect to your IRA for that calendar year. Beginning with required minimum distributions for calendar year 2004, when we report this information to you we will also be required to report similar information to the IRS.

Part II.  SIMPLE-IRA

A SIMPLE-IRA is one that is issued in conjunction with your employer's "savings incentive match plan for employees" (SIMPLE-IRA plan) which meets the requirements of Section 408 (p) of the Internal Revenue Code (Code). You should consult with your employer concerning the actual provisions of the SIMPLE-IRA plan pertaining to participation requirements, the amount of employee and employer contributions and other SIMPLE-IRA plan provisions. The following discussion concerns your SIMPLE-IRA in place of the discussion concerning a traditional IRA or SEP-IRA in Part I, above or the discussion in Part III of Roth IRA, unless otherwise noted.

Contributions

Your SIMPLE-IRA will accept only a cash contribution made by an employer on your behalf under a SIMPLE-IRA plan that meets the requirements of Section 408(p) of the Code, and a rollover contribution or a transfer of assets from another SIMPLE-IRA of yours. No other contributions will be accepted.

Any refund of premiums (other than those attributable to excess contributions) will be applied, before the close of the calendar year following the year of the refund, toward the payment of future premiums or the purchase of additional benefits.

Rollovers and Transfers

Prior to the expiration of the two-year period beginning on the date you first participated in any SIMPLE-IRA plan maintained by your employer, any rollover or transfer by you of funds from this SIMPLE-IRA must be made to another SIMPLE-IRA of yours. Any distribution of funds to you during this two-year period may be subject to a 25% additional tax as a premature distribution if you do not roll over the amount distributed into a SIMPLE-IRA. After the expiration of this two-year period, you may roll over or transfer funds to any of your IRAs that are qualified under
Section 408(a), (b) or (p) of the Code.

Premature Distributions, Distributions and Reporting to the IRS

Rules similar to those pertaining to SEP-IRAs as discussed in Part I, above, in relation to premature distributions and distributions generally apply to your SIMPLE-IRA. See the section entitled "Reporting to the IRS" in Part I for an appropriate discussion of those requirements.

Prototype Status

The IRS reviewed the format of your SIMPLE-IRA and issued an opinion letter to us on September 26, 1997, stating that your Contract qualifies as a prototype SIMPLE-IRA.

Part III.  Roth IRA

A Roth IRA must meet the requirements of Section 408A of the Code.
 The following discussion concerns your Roth IRA in place of the discussion concerning a traditional IRA or SEP-IRA in Part I, or the discussion of the SIMPLE-IRA in Part II, above, unless otherwise noted.

Contributions

If your Roth IRA is not designated as a Roth Conversion IRA, then, except in the case of a rollover contribution described in Section 408A(e) of the Code, it will accept only cash contributions and only up to a maximum amount of $4,000 for your 2005 tax year.
(The aggregate amount of contributions for all of your Roth IRAs and traditional IRAs may not exceed $4,000.) If this Roth IRA is designated as a Roth Conversion IRA, no contributions other than IRA Conversion Contributions made during the same tax year will be accepted. Contributions may be made even after you attain age
70 1/2.

However, a catch-up contribution is allowed for you if you have attained age 50. If you qualify for the catch-up contribution, your maximum contribution limit is increased $500 to $4,500 for the calendar year 2005.

A Roth Conversion IRA is a Roth IRA that accepts only IRA
Conversion Contributions made during the same tax year.

IRA Conversion Contributions are amounts rolled over, transferred, or considered transferred from a non-Roth IRA to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in Section 408(a) or 408(b) of the Code, other than a Roth IRA.

Any refund of premiums (other than those attributable to excess contributions) will be applied, before the close of the calendar year following the year of the refund, toward the payment of future premiums or the purchase of additional benefits.

Limitations on Contributions

The $4,000 (or $4,500 if you have attained age 50) limit described in the previous section is gradually reduced to $0 between certain levels of Adjusted Gross Income ("AGI"). If you are single, the limit on annual contributions is phased out between AGI of $95,000 and $110,000; if you are married and file jointly, between AGI of $150,000 and $160,000; and if you are married and file separately, between $0 and $10,000. You may not make an IRA Conversion Contribution during a tax year if your AGI for that year exceeds $100,000 or if you are married and file a separate return for that tax year. Roth IRA contributions must be made no later than the time you file your income tax return for that year (i.e., April 15, if you are a calendar year taxpayer) with no extensions.

If you should contribute more than the maximum contribution amount to your Roth IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your Roth IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for each tax year. (See Reporting to the IRS in Part I, above.).

Tax Treatment of Contributions

No federal tax deduction is allowed for your contributions to a Roth IRA.

Required Distribution on Benefits (Required Only Upon Your Death)

(The term "designated beneficiary" means any individual designated as beneficiary by you.)

A. If you die before your entire interest is distributed and your surviving spouse is not your sole designated beneficiary, the entire remaining interest will at your election, or if you have not so elected, at the election of the designated beneficiary, either:

   (1) be distributed by December 31 of the year containing the fifth anniversary of your death; or
   (2) be distributed over the life expectancy of the designated beneficiary starting no later than December 31 of the year following your death. If distributions do not begin by the date described above, distribution method (1) will apply.

B. In the case of distribution method (A)(2) above, to determine the minimum annual payment for each year, divide your entire interest as of the close of business on December 31 of the preceding year, by the life expectancy of the designated beneficiary, using the attained age of the designated beneficiary as of the beneficiary's birthday in the year distributions are required to commence, and subtract one for each subsequent year.

C. If your spouse is your sole designated beneficiary on your death, such spouse may elect to be treated as you, the person originally establishing this Roth IRA, or delay distributions until you would have reached age
   70 1/2.

Taxation of Distributions

A distribution from your Roth IRA is not includible in income if it is a "qualified distribution." A "qualified distribution" is one that is made after the first five years beginning with the first tax year in which you made a contribution to your Roth IRA, and which is made when you are at least age 59 1/2 or totally disabled or to your beneficiary or your estate upon your death or due to a qualified first-time home distribution. (See the discussion under the Premature Distributions section of Part I, above, concerning what a qualified first-time home distribution is.)

If a distribution from your Roth IRA is not a qualified distribution as described in the previous paragraph, it will be includible in your income to the extent that it is not treated as made from a contribution. This is determined by adding your current distribution to the total amount of all previous distributions and comparing this total with the amount of your contributions to your Roth IRA.

If, within the 5-year period starting with the year of a Conversion Contribution, any part of a withdrawal from this Roth
IRA is from the taxable part of an amount converted, the 10% tax on premature distributions applies, unless one of the exceptions applies.

For purposes of determining the correct tax treatment of withdrawals (other than the withdrawal of excess contributions and the earnings on them), the following rule sets forth the order of withdrawal:

     1. Regular contributions;
     2. Conversion Contributions, on a first-in-first-out basis, and then taken account of as the taxable portion first and then the nontaxable portion;
     3. Earnings on contributions.

As with a Traditional IRA, you may not use your Roth IRA as a security for a loan or borrow on your Roth IRA.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA, for example, going from a Roth IRA to a traditional IRA. This is called recharacterizing the contribution.

To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. The contribution will not be treated as having been made to the second IRA unless the transfer includes any net earnings allocable to the contribution. After the transfer has taken place, you cannot change your election to recharacterize.

You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made. No deduction is allowed for the contribution to the first IRA and any net earnings transferred with the recharacterized contribution are treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent that any deduction was allowed with respect to the contribution to the first IRA.

Prototype Status

Your Roth IRA is deemed to meet the statutory requirement for a Roth IRA pursuant to IRS guidelines.

                  APPENDIX C - DISCLAIMERS

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Fund and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the index or data included in the index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the index or any data included therein, or any security (or combination thereof) comprising the index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the index or any data or any security (or combination thereof) included therein.

"Standard & Poor's(R)", "S&P(R), "S&P 500(R)", "Standard & Poor's 500(R)", "500," "S&P MidCap 400 Index," and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Fund. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's.
 See further discussion in the Summit Fund prospectus.

The Product(s) is not sponsored, endorsed, sold or promoted by The NASDAQ Stock Market, Inc.(including its affiliates) (NASDAQ, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to The Union Central Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and NASDAQ(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by NASDAQ without regard to Licensee or the Product(s). NASDAQ has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R).
The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which this fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of the funds, or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                        CARILLON ACCOUNT

                                of

            THE UNION CENTRAL LIFE INSURANCE COMPANY

  1876 Waycross Road * Cincinnati, Ohio 45240 * 513-595-2600


               STATEMENT OF ADDITIONAL INFORMATION


                          May 1, 2006

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Carillon Account's Advantage VA III current Prospectus, dated May 1, 2006, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at (513) 595-2600, or writing to 1876 Waycross Road, Cincinnati, Ohio 45240.


                      ----------------------


                        TABLE OF CONTENTS


                                                             Page

Distribution of Contracts.....................................B-2
Determination of Annuity Payments.............................B-2
Federal Tax Matters...........................................B-3
Miscellaneous Contract Provisions.............................B-4
Custody of CA's Assets........................................B-6
Independent Registered Public Accounting Firm.................B-6
Financial Statements of CA and of Union Central (following B-6)







                 DISTRIBUTION OF CONTRACTS

Contracts are offered on a continuous basis through life insurance agents of Union Central who are also registered representatives of Ameritas Investment Corp. ("AIC") (formerly Carillon Investments, Inc.), or another broker-dealer member of the National Association of Securities Dealers, Inc. Subject to the rules of their broker-dealers, the registered representatives who sell the contracts have compensation options as follows:

Compensation   First Year
Option         Compensation   Trail Compensation
------------   ------------   ------------------
Option I          3.0%        1.0% after contract year one
Option II         1.15%       1.15% after contract year one
Option III        5.0%        0.25% during contract years two and three
                              0.50% during contract year four
                              1.0% after contract year four

As principal underwriter of the Contracts, the following distribution fees were paid to Carillon Investments, Inc., by Union Central:

               Year          Amount
               ----          ------
               2005          $590,320.44
               2004          $  3,870.17

               DETERMINATION OF ANNUITY PAYMENTS

The amount of the first Variable Annuity payment is calculated by applying the Accumulation Value (less any premium tax charge deducted at this time), measured as of a date not more than 10 business days prior to the Maturity Date, to the Annuity Tables in the Contract. This is done separately for each amount to be used to provide an annuity reserved for in a different Subaccount.

The first Variable Annuity payment is divided by the appropriate Annuity Unit value (as of the same date that the amount of the first payment was determined) to determine the number of Annuity Units upon which later annuity payments will be based. This number of Annuity Units will not change. Variable Annuity payments after the first will be equal to the number of Annuity Units determined in this manner times the Annuity Unit value for each respective Subaccount calculated on a uniform basis not more than 10 business days before each annuity payment is due.

Annuity Unit Value - The value of an Annuity Unit in each
Subaccount was initially set at $10. Annuity Units of each Subaccount are valued separately and will vary with the investment experience of the particular Subaccount.

The value of the Annuity Unit for each Subaccount at the end of any valuation period is calculated by: (a) multiplying the prior Annuity Unit value by the Subaccount's Net Investment Factor for the period; and then (b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the dollar amount of the first Variable Annuity payment. In this manner, the Annuity Unit values will most likely change (except when the investment performance exactly equals the assumed interest rate) for each annuity payment (although the number of Annuity Units will remain fixed) and therefore the amount of the Variable Annuity payments will most likely vary.

For administrative purposes, we may assign a Contract owner who elects a fixed annuity option for his or her Contract to our immediate fixed annuity contract. If we do so, the owner will receive a guaranteed interest rate no lower than the rate provided by his or her Contract.

                     FEDERAL TAX MATTERS

Taxation of Union Central

Union Central is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("Code"). Since Carillon Account is not an entity separate from Union Central, and its operations form a part of Union Central, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of Carillon Account are reinvested and taken into account in determining the Accumulation and Annuity Unit values. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a Contract issued in connection with Carillon Account. Accordingly, Union Central does not anticipate that it will incur any federal income tax liability attributable to Carillon Account, and therefore Union Central does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Union Central being taxed on income or gains attributable to Carillon Account or certain types of Contracts, then Union Central may impose a charge against Carillon Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contracts

Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund the shares of which are owned by separate accounts of insurance companies) underlying the Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity contract under Section 72 of the Code. Carillon Account, through each Portfolio of the Funds, intends to comply with the diversification requirements prescribed in regulations, which affect how the assets in each Portfolio of the Funds in which Carillon Account invests may be invested. Union Central does not have control over the Funds or their investments.
 However, Union Central believes that each Portfolio in which Carillon Account owns shares will meet the diversification requirements and that therefore the Contracts will be treated as annuities under the Code.

The Treasury has stated that regulations on diversification requirements do not provide guidance concerning the extent to which contract holders may direct their investments to the Portfolios of the Funds. Regulations in this regard may be issued in the future. It is possible that when regulations are issued the Funds may not be in compliance with such regulations.
Although Union Central can provide no assurances that any such regulations will not adversely affect the tax treatment of existing Contracts in all events, based upon a private letter ruling Union Central has received on the Contracts, Union Central believes that any such regulations would be applied only on a prospective basis. For these reasons, Union Central reserves the right to modify the Contract as necessary to prevent the contract holder from being considered the owner of the assets of the Funds or otherwise to qualify the contract for favorable tax treatment.

In addition, Nonqualified Contracts will not be treated as annuity contracts for purposes of Section 72 unless such contracts provide: (a) that if the contract holder dies on or after the annuity starting date but prior to the time before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the contract holder's death; and (b) if the contract holder dies prior to the annuity starting date, the entire interest must be distributed within five years after the death of the contract holder. These requirements should be considered satisfied if any portion of the contract holder's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such designated beneficiary (or over a period that does not extend beyond the life expectancy of the designated beneficiary) and such distributions begin within one year of the contract holder's death. (A contract holder's designated beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person.) However, if the contract holder's designated beneficiary is the surviving spouse of the contract holder, the contract may be continued in the name of the spouse as the contract holder. Union Central believes that the Contracts described in this Prospectus meet these requirements. However, no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements. Other rules may apply to Qualified Contracts.

For a discussion of the tax treatment of the contracts as annuities under Section 72, see "Tax Status of the Contracts" in the Prospectus.

             MISCELLANEOUS CONTRACT PROVISIONS

Delay of Payments

Union Central will pay all amounts due from the Variable Account under the Contract within seven days, unless:

     (1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

     (2) An emergency exists as defined by the Securities and Exchange Commission;

     (3) Federal regulators require us to block a Contract under federal regulations related to anti-money laundering, anti-terrorism or homeland security efforts; or

     (4) The Securities and Exchange Commission permits delay for the protection of the security holders.

Participating

The Contract is issued on a participating basis, and as such is eligible to share in Union Central's profits and surplus to the extent determined by Union Central's Board of Directors in its sole discretion. Union Central anticipates that such participation, if at all, will be small in amount and will occur only in later years of the Contract.

Misstatement and Proof of Age, Sex or Survival

Proof of age, sex, or survival of the Annuitant and any contingent Annuitant may be required prior to making annuity payments under any Annuity Option which depends on the continuation of life. If any age or sex has been misstated, Union Central will pay the amounts which would have been provided at the correct age and sex.
 After the annuity payments begin, Union Central will make up any underpayments in a lump sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the overpayment is made up.

Settlements

Union Central may require the return of the Contract prior to any settlement. Due proof of the Annuitant's death must be received prior to settlement of a death claim.

Assignments

The Contract Owner may assign the Contract prior to the Maturity Date and during the Annuitant's lifetime, subject to the rights of any irrevocable Beneficiary, although the ability to assign certain Qualified Contracts may be restricted. An assignment will not be binding until received in writing by Union Central, and Union Central will not be responsible for the validity of an assignment. An assignment or pledge of the Contract may result in income tax liability to the owner.

No Beneficiary may assign benefits under the Contract until they are due, and to the extent permitted by law, payments are not subject to the debts of any Beneficiary or to any judicial process for payment of the Beneficiary's debts.

Modification

Union Central may not modify the Contract without the consent of the Contract Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

              CUSTODY OF CARILLON ACCOUNT'S ASSETS

Title to the assets of the Carillon Account is held by Union
Central. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Carillon Account at December 31, 2005 and for the periods then ended, and of The Union Central Life Insurance Company at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

CARILLON ACCOUNT

Year ended December 31, 2005

                                               CARILLON ACCOUNT
                                    STATEMENTS OF ASSETS AND LIABILITIES
============================================================================================================
DECEMBER 31, 2005

                                                              Summit Mutual Funds, Inc.
                                                                 (affiliated issuer)
                                      -----------------------------------------------------------------------
                                                       Balanced                        S&P         S&P MidCap
                                         Zenith          Index          Bond        500 Index      400 Index
                                       Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                      -----------     ----------     ----------     ----------    -----------
ASSETS
Investments in shares
 of Summit Mutual Funds, Inc.,
 at fair value (cost $35,327,233;
 $9,574,389; $27,342,760;
 $60,867,195; $22,088,249;
$9,848,491; $4,572,598;
 $1,521,279; $1,939,029)              $47,190,647     $9,609,265    $26,859,050    $55,753,545    $29,141,946
                                      -----------     ----------     ----------     ----------    -----------
      Total Invested Assets            47,190,647      9,609,265     26,859,050     55,753,545     29,141,946

OTHER ASSETS & (LIABILITIES)                 (383)         2,589         12,818            379         (1,796)

NET ASSETS (Contract Owners' Equity)  $47,190,264     $9,611,854    $26,871,868    $55,753,924    $29,140,150
                                      ===========     ==========     ==========     ==========    ===========


                                      Russell 2000                    Lehman          EAFE
                                        Small Cap     Nasdaq-100     Aggregate    International
                                         Index          Index        Bond Index       Index
                                       Subaccount     Subaccount     Subaccount     Subaccount
                                      -----------     ----------     ----------     ----------
ASSETS
Investments in shares of
 Summit Mutual Funds, Inc.,
 at fair value
 (cost $35,327,233;
 $9,574,389; $27,342,760;
 $60,867,195; $22,088,249;
$9,848,491; $4,572,598;
 $1,521,279; $1,939,029)              $12,578,818     $5,171,463     $1,498,558     $2,254,149
                                      -----------     ----------     ----------     ----------
      Total Invested Assets            12,578,818      5,171,463      1,498,558      2,254,149

OTHER ASSETS & (LIABILITIES)                1,878            731             91            138

NET ASSETS (Contract Owners' Equity)  $12,580,696     $5,172,194     $1,498,649     $2,254,287
                                      ===========     ==========     ==========     ==========


                                               Scudder Variable Series I
                                                 (unaffiliated issuer)
                                      -------------------------------------------
                                          Money        Capital
                                         Market         Growth      International
                                       Subaccount     Subaccount     Subaccount
                                      -----------     ----------     ----------
ASSETS
Investments in securities
 of unaffiliated
issuers, at fair value
 (cost $9,317,696;
$34,787,300; $17,881,894;
 $8,411,163; $2,330,974;
 $32,700; $24,615)                     $9,317,696    $26,446,084    $17,988,044
                                      -----------    -----------    -----------
      Total Invested Assets             9,317,696     26,446,084     17,988,044

OTHER ASSETS & (LIABILITIES)                  338        (10,962)          (841)

NET ASSETS (Contract Owners' Equity)   $9,318,034    $26,435,122    $17,987,203
                                      ===========    ===========    ===========



                                                           AIM Variable
                                                       Insurance Funds, Inc.
                                                       (unaffiliated issuer)
                                      ---------------------------------------------------------
                                         Capital                       Basic
                                      Appreciation      Growth        Balanced      Basic Value
                                       Subaccount     Subaccount    Subaccount(A)   Subaccount
                                       ----------     ----------    -------------   ----------
ASSETS
Investments in securities
 of unaffiliated
issuers, at fair value
 (cost $9,317,696;
$34,787,300; $17,881,894;
 $8,411,163; $2,330,974;
 $32,700; $24,615)                     $7,389,890     $2,808,372        $33,919        $25,590
                                      -----------     ----------     ----------     ----------
      Total Invested Assets             7,389,890      2,808,372         33,919         25,590

OTHER ASSETS & (LIABILITIES)                 (311)             6              0              1

NET ASSETS (Contract Owners' Equity)   $7,389,579     $2,808,378        $33,919        $25,591
                                      ===========     ==========     ==========     ==========


<A>  Formerlyl known as AIM V.I. Balanced.

The accompanying notes are an integral part of the financial statements.

                                               CARILLON ACCOUNT
                                    STATEMENTS OF ASSETS AND LIABILITIES
============================================================================================================
DECEMBER 31, 2005

                                                                   MFS Variable
                                                                  Insurance Trust
                                                               (unaffiliated issuer)
                                      -----------------------------------------------------------------------
                                       Investors         High         Emerging        Total           New
                                         Trust          Income         Growth        Return        Discovery
                                       Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                      -----------     ----------     ----------     ----------    -----------
ASSETS
 Investments in securities
 of unaffiliated issuers,
 at fair value
 cost $15,502,565;
  $7,936,514; $24,118,913;
 $7,557,160; $3,330,251;
 $2,137,819; $8,931,216;
  $183,218)                           $15,190,667     $8,160,645    $15,166,710     $8,127,510     $3,991,108
                                      -----------     ----------    -----------     ----------     ----------
        Total Invested Assets          15,190,667      8,160,645     15,166,710      8,127,510      3,991,108

OTHER ASSETS & (LIABILITIES)                1,989          8,528         (4,529)         1,260            108
                                      -----------     ----------    -----------     ----------     ----------
NET ASSETS (Contract Owners' Equity)  $15,192,656     $8,169,173    $15,162,181     $8,128,770     $3,991,216
                                      ===========     ==========    ===========     ==========     ==========


                                                   American Century
                                               Variable Portfolios, Inc.
                                                 (unaffiliated issuer)
                                      -------------------------------------------
                                        Income
                                       & Growth         Value       International
                                      Subaccount      Subaccount     Subaccount
                                      -----------     ----------     ----------
ASSETS
 Investments in securities
 of unaffiliated issuers, at
 fair value (cost $15,502,565;
  $7,936,514; $24,118,913;
  $7,557,160; $3,330,251;
 $2,137,819; $8,931,216;
 $183,218)                             $2,441,824     $9,895,330       $198,839
                                      -----------     ----------     ----------

        Total Invested Assets            2,441,824        9,895,330        198,839

OTHER ASSETS & (LIABILITIES)                  448          2,132              3
                                      -----------     ----------     ----------

NET ASSETS (Contract Owners' Equity)   $2,442,272     $9,897,462       $198,842
                                      ===========     ==========     ==========


                                                                                       Franklin Templeton
                                               Oppenheimer Variable                    Variable Insurance
                                                   Account Funds                          Products Trust
                                               (unaffiliated issuer)                  (unaffiliated issuer)
                                      ----------------------------------------      -------------------------
                                                       Global       Capital          Foreign         Growth
                                      Main Street    Securities   Appreciation      Securities     Securities
                                       Subaccount    Subaccount    Subaccount       Subaccount     Subaccount
                                      -----------    ----------    ----------       ----------    -----------
ASSETS
 Investments in securities
 of unaffiliated issuers,
 at fair value (cost $4,089,906;
  $3,920,713; $21,968; $8,677,190;
 $131,326 $4,573,948; $1,051,211;
 $3,646,954)                           $5,020,680    $5,259,209       $23,643       $11,095,426       $139,144
                                      -----------    ----------    ----------       -----------    -----------
        Total Invested Assets           5,020,680     5,259,209        23,643        11,095,426        139,144

OTHER ASSETS & (LIABILITIES)                  622           689             2               200             (2)
                                      -----------    ----------    ----------       -----------    -----------
NET ASSETS (Contract Owners' Equity)   $5,021,302    $5,259,898       $23,645       $11,095,626       $139,142
                                      ===========    ==========    ==========       ===========    ===========


                                     Neuberger Berman
                                         Advisers
                                     Management Trust           Alger American Fund
                                  (unaffiliated issuer)        (unaffiliated issuer)
                                  ---------------------       --------------------------
                                                              Leveraged        MidCap
                                        Guardian                AllCap         Growth
                                       Subaccount             Subaccount     Subaccount
                                      -----------             ----------     ----------
ASSETS
 Investments in securities
 of unaffiliated issuers,
 at fair value (cost $4,089,906;
  $3,920,713; $21,968; $8,677,190;
 $131,326; $4,573,948; $1,051,211;
 $3,646,954)    $5,020,680             $5,867,595             $1,264,634     $4,175,721
                                      -----------             ----------     ----------
        Total Invested Assets           5,867,595              1,264,634      4,175,721

OTHER ASSETS & (LIABILITIES)                  972                    617             39
                                      -----------             ----------     ----------

NET ASSETS (Contract Owners' Equity)   $5,868,567             $1,265,251     $4,175,760
                                      ===========             ==========     ==========




The accompanying notes are an integral part of the financial statements.

                                               CARILLON ACCOUNT
                                    STATEMENTS OF ASSETS AND LIABILITIES
============================================================================================================
DECEMBER 31, 2005

                                       Seligman Portfolios, Inc.       Universal Institutional Funds, Inc.
                                          (unaffiliated issuer)               (unaffiliated issuer)
                                     ----------------------------      -----------------------------------
                                     Communications  Smaller-Cap             Core Plus       U.S.
                                     & Information     Value               Fixed Income  Real Estate
                                       Subaccount   Subaccount(A)            Subaccount   Subaccount
                                      -----------   -------------            ----------   ----------

ASSETS
 Investments in securities
 of unaffiliated issuers,
 at fair value (cost $973,131;
 $10,384,372; $2,160,665;
 $5,751,745)                           $1,184,855   $11,241,049              $2,162,842   $6,819,061
                                      -----------   -----------              ----------   ----------
        Total Invested Assets           1,184,855    11,241,049               2,162,842    6,819,061

OTHER ASSETS & (LIABILITIES)                  (15)          775                     687          (26)
                                      -----------   -----------              ----------   ----------

NET ASSETS (Contract Owners' Equity)   $1,184,840   $11,241,824              $2,163,529   $6,819,035
                                      -----------   -----------              ----------   ----------


(A)  Formerly known as Seligman Small-Cap Value.

The accompanying notes are an integral part of the financial statements.


                                         CARILLON ACCOUNT
                                     STATEMENTS OF OPERATIONS
==============================================================================================
YEAR ENDED DECEMBER 31, 2005

                                                     Summit Mutual Funds, Inc.
                                                        (affiliated issuer)
                                       -------------------------------------------------------
                                                       Balanced                        S&P
                                         Zenith         Index           Bond        500 Index
                                       Subaccount     Subaccount     Subaccount     Subaccount
                                       ----------     ----------     ----------     ----------
INVESTMENT INCOME
 Ordinary dividend income                $743,910       $265,992     $1,350,707       $880,790
EXPENSES
 Mortality and expense
 risk charge                              472,595        103,251        299,996        575,157
                                       ----------     ----------     ----------     ----------
 Administration fee                       117,239         25,529         73,843        141,567
                                       ----------     ----------     ----------     ----------
                                          589,834        128,780        373,839        716,724
                                       ----------     ----------     ----------     ----------
NET INVESTMENT INCOME (LOSS)              154,076        137,212        976,868        164,066


REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 Realized gain (loss) on investments     (368,437)      (191,106)        72,669     (2,435,878)
 Realized gain distributions            2,084,057              0              0              0
                                       ----------     ----------     ----------     ----------
 Net realized gain (loss)               1,715,620       (191,106)        72,669     (2,435,878)

 Net unrealized appreciation
  (depreciation) of investments           702,719        221,430       (808,601)     3,979,480
                                       ----------     ----------     ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS             2,418,339         30,324       (735,932)     1,543,602
                                       ----------     ----------     ----------     ----------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                $2,572,415       $167,536       $240,936     $1,707,668
                                       ==========     ==========     ==========     ==========

                                                     Summit Mutual Funds, Inc.
                                                        (affiliated issuer)
                                       -------------------------------------------------------
                                                     Russell 2000                     Lehman
                                       S&P MidCap     Small Cap      Nasdaq-100      Aggregate
                                       400 Index        Index          Index        Bond Index
                                       Subaccount     Subaccount     Subaccount     Subaccount
                                       ----------     ----------     ----------     ----------
INVESTMENT INCOME
 Ordinary dividend income                $137,580        $56,830        $32,402        $49,281

EXPENSES
 Mortality and expense
 risk charge                              274,298        121,488         54,886         14,607
 Administration fee                        66,575         29,244         13,364          3,334
                                       ----------     ----------     ----------     ----------
                                          340,873        150,732         68,250         17,941
                                       ----------     ----------     ----------     ----------

NET INVESTMENT INCOME (LOSS)             (203,293)       (93,902)       (35,848)        31,340
                                       ----------     ----------     ----------     ----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 Realized gain (loss) on investments      605,440        396,674        579,739         (1,802)
 Realized gain distributions              570,596        114,765              0              0
                                       ----------     ----------     ----------     ----------
 Net realized gain (loss)               1,176,036        511,439        579,739         (1,802)

 Net unrealized appreciation
   (depreciation) of investments        1,806,108        (82,081)      (577,412)       (27,201)
                                       ----------     ----------     ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS            2,982,144         429,358          2,327        (29,003)
                                       ----------     ----------     ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                $2,778,851       $335,456       ($33,521)        $2,337
                                       ==========     ==========     ==========     ==========

The accompanying notes are an integral part of the financial statements.


                                            CARILLON ACCOUNT
                                        STATEMENTS OF OPERATIONS
====================================================================================================
YEAR ENDED DECEMBER 31, 2005

                               Summit Mutual Funds, Inc.          Scudder Variable Series I
                                  (affiliated issuer)               (unaffiliated issuer)
                               ------------------------    -----------------------------------------
                                         EAFE
                                     International            Money        Capital
                                         Index               Market         Growth      International
                                      Subaccount           Subaccount     Subaccount      Subaccount
                                      ----------           ----------     ----------      ----------
INVESTMENT INCOME
 Ordinary dividend income                $13,368             $263,793       $275,475        $283,481


EXPENSES
 Mortality and expense
  risk charge                             19,283              101,753        272,669         173,309
 Administration fee                        4,560               24,143         68,072          43,165
                                      ----------           ----------     ----------      ----------
                                          23,843              125,896        340,741         216,474
                                      ----------           ----------     ----------      ----------

NET INVESTMENT INCOME (LOSS)             (10,475)             137,897        (65,266)         67,007
                                      ----------           ----------     ----------      ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Realized gain (loss) on investments     59,622                    0     (2,542,393)       (948,268)
  Realized gain distributions             15,210                    0              0               0
                                      ----------           ----------     ----------      ----------
  Net realized gain (loss)                74,832                    0     (2,542,393)       (948,268)

  Net unrealized appreciation
         of investments                  159,559                    0      4,561,363       3,263,792
                                      ----------           ----------     ----------      ----------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS                     234,391                    0      2,018,970       2,315,524
                                      ----------           ----------     ----------      ----------

NET INCREASE IN NET
 ASSETS FROM OPERATIONS                 $223,916             $137,897     $1,953,704      $2,382,531
                                      ==========           ==========     ==========      ==========

                                                               AIM Variable
                                                           Insurance Funds, Inc.
                                                          (unaffiliated issuer)
                                     ---------------------------------------------------------------
                                        Capital                           Basic
                                     Appreciation        Growth          Balanced        Basic Value
                                      Subaccount       Subaccount       Subaccount       Subaccount
                                      ----------       ----------       ----------       ----------
INVESTMENT INCOME
 Ordinary dividend income                 $4,526               $0             $464              $15

EXPENSES
 Mortality and expense
  risk charge                             72,977           26,289              333              205
 Administration fee                       17,973            6,447               55               34
                                      ----------       ----------       ----------       ----------
                                          90,950           32,736              388              239
                                      ----------       ----------       ----------       ----------
NET INVESTMENT INCOME (LOSS)             (86,424)         (32,736)              76             (224)
                                      ----------       ----------       ----------       ----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Realized gain (loss) on investments   (795,111)          17,775                8                3
  Realized gain distributions                  0                0                0              194
                                      ----------       ----------       ----------       ----------
  Net realized gain (loss)              (795,111)          17,775                8              197

  Net unrealized appreciation
         of investments                1,390,253          176,825            1,228              961
                                      ----------       ----------       ----------       ----------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS                     595,142          194,600            1,236            1,158
                                      ----------       ----------       ----------       ----------
NET INCREASE IN NET
 ASSETS FROM OPERATIONS                 $508,718         $161,864           $1,312             $934
                                      ==========       ==========       ==========       ==========

The accompanying notes are an integral part of the financial statements.


                                             CARILLON ACCOUNT
                                         STATEMENTS OF OPERATIONS
=========================================================================================================
YEAR ENDED DECEMBER 31, 2005

                                                                  MFS Variable
                                                                 Insurance Trust
                                                              (unaffiliated issuer)
                                     ---------------------------------------------------------------
                                        Investor        High        Emerging       Total          New
                                          Trust        Income        Growth        Return      Discovery
                                       Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
                                       ----------    ----------    ----------    ----------    ----------
INVESTMENT INCOME
  Ordinary dividend income                $87,896      $529,922            $0      $148,363            $0

EXPENSES
 Mortality and expense
  risk charge                             155,995        81,634       150,474        79,193        37,856
 Administration fee                        38,879        19,859        37,495        19,069         9,129
                                       ----------    ----------    ----------    ----------    ----------
                                          194,874       101,493       187,969        98,262        46,985
                                       ----------    ----------    ----------    ----------    ----------
NET INVESTMENT INCOME (LOSS)             (106,978)      428,429      (187,969)       50,101       (46,985)
                                       ----------    ----------    ----------    ----------    ----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Realized gain (loss) on investments    (273,771)       88,149    (2,149,287)      124,052       (20,770)
  Realized gain distributions                   0             0             0       290,866             0
                                       ----------    ----------    ----------    ----------    ----------
  Net realized gain (loss)               (273,771)       88,149    (2,149,287)      414,918       (20,770)

  Net unrealized appreciation
    (depreciation) of investments       1,260,326      (452,833)    3,397,133      (342,301)      217,397
                                       ----------    ----------    ----------    ----------    ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS               986,555      (364,684)    1,247,846        72,617       196,627
                                       ----------    ----------    ----------    ----------    ----------

NET INCREASE IN NET
 ASSETS FROM OPERATIONS                  $879,577       $63,745    $1,059,877      $122,718      $149,642
                                       ==========    ==========    ==========    ==========    ==========


                                                   American Century
                                               Variable Portfolios, Inc.
                                                 (unaffiliated issuer)
                                      -------------------------------------------

                                         Income
                                        & Growth         Value     International
                                       Subaccount     Subaccount     Subaccount
                                       ----------     ----------     ----------

INVESTMENT INCOME
  Ordinary dividend income                $42,683        $78,548           $359

EXPENSES
 Mortality and expense
  risk charge                              23,992         95,901          1,079
 Administration fee                         5,658         23,217            180
                                       ----------     ----------     ----------
                                           29,650        119,118           1,259
                                       ----------     ----------     ----------
NET INVESTMENT INCOME (LOSS)               13,033        (40,570)          (900)
                                       ----------     ----------     ----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Realized gain (loss) on investments      61,832         83,567            413
  Realized gain distributions                   0        908,820              0
                                       ----------     ----------     ----------
  Net realized gain (loss)                 61,832        992,387            413

  Net unrealized appreciation
    (depreciation) of investments           4,500       (598,665)        15,373
                                       ----------     ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                66,332        393,722         15,786
                                       ----------     ----------     ----------
NET INCREASE IN NET
 ASSETS FROM OPERATIONS                   $79,365       $353,152        $14,886
                                       ==========     ==========     ==========


The accompanying notes are an integral part of the financial statements.

                                              CARILLON ACCOUNT
                                          STATEMENTS OF OPERATIONS
============================================================================================================
YEAR ENDED DECEMBER 31, 2005

                                                                                        Franklin Templeton
                                                 Oppenheimer Variable                   Variable Insurance
                                                    Account Funds                          Products Trust
                                                (unaffiliated issuer)                  (unaffiliated issuer)
                                       ---------------------------------------        ------------------------
                                                       Global       Capital            Foreign        Growth
                                       Main Street   Securities   Appreciation        Securities    Securities
                                       Subaccount    Subaccount    Subaccount         Subaccount    Subaccount
                                       ----------    ----------    ----------         ----------    ----------
INVESTMENT INCOME
 Ordinary dividend income                 $63,083       $37,365            $0           $120,368          $955


EXPENSES
 Mortality and expense
  risk charge                              49,131        42,391           244            104,564         1,146
 Administration fee                        11,930        10,256            40             25,507           191
                                       ----------    ----------    ----------         ----------    ----------
                                           61,061        52,647           284            130,071           1,337
                                       ----------    ----------    ----------         ----------    ----------
NET INVESTMENT INCOME (LOSS)                2,022       (15,282)         (284)            (9,703)          (382)
                                       ----------    ----------    ----------         ----------    ----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Realized gain (loss) on investments      47,711        59,571           127           (315,065)           75
  Realized gain distributions                   0             0             0                  0             0
                                       ----------    ----------    ----------         ----------    ----------
  Net realized gain (loss)                 47,711        59,571           127           (315,065)           75

  Net unrealized appreciation
         of investments                   177,524       533,315         1,675          1,219,941         7,623
                                       ----------    ----------    ----------         ----------    ----------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS                      225,235       592,886         1,802            904,876         7,698
                                       ----------    ----------    ----------         ----------    ----------
NET INCREASE IN NET
 ASSETS FROM OPERATIONS                  $227,257      $577,604        $1,518           $895,173        $7,316
                                       ==========    ==========    ==========         ==========    ==========


                                     Neuberger Berman
                                   Advisers Management
                                          Trust                   Alger American Fund
                                  (unaffiliated issuer)          (unaffiliated issuer)
                                  ---------------------        -------------------------
                                                               Leveraged        MidCap
                                        Guardian                 AllCap         Growth
                                       Subaccount              Subaccount     Subaccount
                                       ----------              ----------     ----------

INVESTMENT INCOME
 Ordinary dividend income                  $8,590                      $0             $0

EXPENSES
 Mortality and expense
  risk charge                              56,024                   9,533         36,661
 Administration fee                        13,741                   2,325          8,984
                                       ----------              ----------     ----------
                                           69,765                  11,858         45,645
                                       ----------              ----------     ----------
NET INVESTMENT INCOME (LOSS)              (61,175)                (11,858)       (45,645)
                                       ----------              ----------     ----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Realized gain (loss) on investments      69,816                  20,764        146,859
  Realized gain distributions                   0                       0        133,323
                                       ----------              ----------     ----------
  Net realized gain (loss)                 69,816                  20,764        280,182

  Net unrealized appreciation
         of investments                   378,829                 115,009         72,481
                                       ----------              ----------     ----------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS                      448,645                 135,773        352,663
                                       ----------              ----------     ----------
NET INCREASE IN NET
 ASSETS FROM OPERATIONS                  $387,470                $123,915       $307,018
                                       ----------              ----------     ----------

The accompanying notes are an integral part of the financial statements.


                                               CARILLON ACCOUNT
                                           STATEMENTS OF OPERATIONS
===========================================================================================================
YEAR ENDED DECEMBER 31, 2005

                                       Seligman Portfolios, Inc.        Universal Institutional Funds, Inc.
                                         (unaffiliated issuer)                 (unaffiliated issuer)
                                     ----------------------------       -----------------------------------
                                     Communications   Smaller-Cap           Core Plus          U.S.
                                     & Information      Value              Fixed Income     Real Estate
                                       Subaccount     Subaccount            Subaccount       Subaccount
                                       ----------     ----------            ----------       ----------

INVESTMENT INCOME
 Ordinary dividend income                      $0     $1,150,030               $68,323          $185,317

EXPENSES
 Mortality and expense
  risk charge                              11,456        110,321                17,404           51,106
 Administration fee                         2,767         26,819                 3,844           12,240
                                       ----------     ----------            ----------       ----------
                                           14,223        137,140                21,248           63,346
                                       ----------     ----------            ----------       ----------
NET INVESTMENT INCOME (LOSS)              (14,223)     1,012,890                47,075          121,971
                                       ----------     ----------            ----------       ----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Realized gain on investments             69,437        300,729                 5,352          213,743
  Realized gain distributions                   0              0                     0                0
                                       ----------     ----------            ----------       ----------
  Net realized gain                        69,437        300,729                 5,352          213,743

  Net unrealized appreciation
     (depreciation) of investments         11,877     (1,871,045)               (4,339)         436,236
                                       ----------     ----------            ----------       ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                81,314     (1,570,316)                1,013          649,979
                                       ----------     ----------            ----------       ----------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS                   $67,091      ($557,426)              $48,088         $771,950
                                       ==========     ==========            ==========       ==========



The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                             Summit Mutual Funds, Inc.
                                                                 Zenith Subaccount
                                                           ------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment gain                                          $154,076         $123,518
 Net realized gain (loss) on investments                     1,715,620         (555,493)
 Net unrealized appreciation of investments                    702,719        6,079,693
                                                           -----------      -----------
   Net increase in net assets resulting from operations      2,572,415        5,647,718
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                  2,529,630        2,213,648
 Transfers between subaccounts
     (including fixed account), net                            766,339          442,104
 Surrenders                                                 (6,208,985)      (4,423,372)
                                                           -----------      -----------
   Net withdrawals from equity transactions                 (2,913,016)      (1,767,620)
                                                           -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS                         (340,601)       3,880,098

NET ASSETS (Beginning of year)                              47,530,865       43,650,767
                                                           -----------      -----------
NET ASSETS (End of year)                                   $47,190,264      $47,530,865
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                             Summit Mutual Funds, Inc.
                                                             Balanced Index Subaccount
                                                           ------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                       $137,212           $41,766
 Net realized loss on investments                            (191,106)         (179,131)
 Net unrealized appreciation of investments                   221,430           784,462
                                                           -----------      -----------
   Net increase in net assets resulting from operations       167,536           647,097
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                   497,440           743,708
 Transfers between subaccounts
     (including fixed account), net                          (347,602)         (250,344)
 Surrenders                                                (1,668,760)       (1,122,670)
                                                           -----------      -----------
   Net withdrawals from equity transactions                (1,518,922)         (629,306)
                                                           -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS                      (1,351,386)           17,791

NET ASSETS (Beginning of year)                             10,963,240        10,945,449
                                                           -----------      -----------
NET ASSETS (End of year)                                   $9,611,854       $10,963,240
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                            Summit Mutual Funds, Inc.
                                                                 Bond Subaccount
                                                           ----------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                        $976,868       $1,062,694
 Net realized gain (loss) on investments                        72,669          (98,721)
 Net unrealized appreciation (depreciation)
   of investments                                             (808,601)          27,590
                                                           -----------      -----------
    Net increase in net assets resulting from operations       240,936          991,563
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                  1,470,319        3,579,537
 Transfers between subaccounts
     (including fixed account), net                         (2,481,605)      (1,870,289)
 Surrenders                                                 (4,826,766)      (4,171,826)
                                                           -----------      -----------
   Net withdrawals from equity transactions                 (5,838,052)      (2,462,578)
                                                           -----------      -----------

NET DECREASE IN NET ASSETS                                  (5,597,116)      (1,471,015)

NET ASSETS (Beginning of year)                              32,468,984       33,939,999
                                                           -----------      -----------
NET ASSETS (End of year)                                   $26,871,868      $32,468,984
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                            Summit Mutual Funds, Inc.
                                                             S&P 500 Index Subaccount
                                                           ----------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income (loss)                                 $164,066        ($487,011)
 Net realized loss on investments                           (2,435,878)      (1,712,764)
 Net unrealized appreciation of investments                  3,979,480        7,223,514
                                                           -----------      -----------
   Net increase in net assets resulting from operations      1,707,668        5,023,739
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                  3,883,848        3,664,168
 Transfers between subaccounts
     (including fixed account), net                         (2,954,276)      (1,533,365)
 Surrenders                                                 (7,317,400)      (5,096,174)
                                                           -----------      -----------
   Net withdrawals from equity transactions                 (6,387,828)      (2,965,371)
                                                           -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS                       (4,680,160)       2,058,368

NET ASSETS (Beginning of year)                              60,434,084       58,375,716
                                                           -----------      -----------
NET ASSETS (End of year)                                   $55,753,924      $60,434,084
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                             Summit Mutual Funds, Inc.
                                                         S&P MidCap 400 Index Subaccount
                                                         -------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                         ($203,293)       ($217,429)
 Net realized gain on investments                            1,176,036           44,532
 Net unrealized appreciation of investments                  1,806,108        3,198,630
                                                           -----------      -----------
   Net increase in net assets resulting from operations      2,778,851        3,025,733
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                  2,854,629        2,832,074
 Transfers between subaccounts
     (including fixed account), net                          1,211,266          773,746
 Surrenders                                                 (2,451,188)      (1,529,100)
                                                           -----------      -----------
   Net proceeds from equity transactions                     1,614,707        2,076,720
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                   4,393,558        5,102,453

NET ASSETS (Beginning of year)                              24,746,592       19,644,139
                                                           -----------      -----------
NET ASSETS (End of year)                                   $29,140,150      $24,746,592
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                             Summit Mutual Funds, Inc.
                                                     Russell 2000 Small Cap Index Subaccount
                                                     ---------------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                          ($93,902)       ($106,185)
 Net realized gain on investments                              511,439          301,069
 Net unrealized appreciation (depreciation)
    of investments                                             (82,081)       1,357,005
                                                           -----------      -----------
   Net increase in net assets resulting from operations        335,456        1,551,889
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                  1,533,769        1,348,484
 Transfers between subaccounts
     (including fixed account), net                            207,260          716,474
 Surrenders                                                 (1,021,692)        (640,416)
                                                           -----------      -----------
   Net proceeds from equity transactions                       719,337        1,424,542
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                   1,054,793        2,976,431

NET ASSETS (Beginning of year)                              11,525,903        8,549,472
                                                           -----------      -----------
NET ASSETS (End of year)                                   $12,580,696      $11,525,903
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                             Summit Mutual Funds, Inc.
                                                            Nasdaq-100 Index Subaccount
                                                           ----------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                         ($35,848)        ($71,910)
 Net realized gain (loss) on investments                      579,739          (53,360)
 Net unrealized appreciation (depreciation)
   of investments                                            (577,412)         601,014
                                                           -----------      -----------
   Net increase (decrease) in net assets
      resulting from operations                               (33,521)         475,744
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                   372,056          729,511
 Transfers between subaccounts
     (including fixed account), net                          (667,668)            (169)
 Surrenders                                                  (580,869)        (613,320)
                                                           -----------      -----------
   Net proceeds (withdrawals) from equity transactions       (876,481)         116,022
                                                           -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS                        (910,002)         591,766

NET ASSETS (Beginning of year)                              6,082,196        5,490,430
                                                           -----------      -----------
NET ASSETS (End of year)                                   $5,172,194       $6,082,196
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                             Summit Mutual Funds, Inc.
                                                     Lehman Aggregate Bond Index Subaccount
                                                     --------------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                        $31,340           $11,095
 Net realized loss on investments                              (1,802)             (443)
 Net unrealized appreciation (depreciation) of investments    (27,201)            4,913
                                                           -----------      -----------
   Net increase in net assets resulting from operations         2,337            15,565
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                   374,325           604,958
 Transfers between subaccounts
     (including fixed account), net                           112,315           118,422
 Surrenders                                                  (139,698)          (33,472)
                                                           -----------      -----------
   Net proceeds from equity transactions                      346,942          689,908
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                    349,279          705,473

NET ASSETS (Beginning of year)                              1,149,370          443,897
                                                           -----------      -----------
NET ASSETS (End of year)                                   $1,498,649       $1,149,370
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                             Summit Mutual Funds, Inc.
                                                       EAFE International Index Subaccount
                                                       -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                         ($10,475)         ($4,786)
 Net realized gain on investments                              74,832           15,954
 Net unrealized appreciation of investments                   159,559          133,744
                                                           -----------      -----------
   Net increase in net assets resulting from operations       223,916          144,912
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                   452,130          466,693
 Transfers between subaccounts
     (including fixed account), net                           367,312          494,925
 Surrenders                                                  (110,865)         (41,741)
                                                           -----------      -----------
   Net proceeds from equity transactions                      708,577          919,877
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                    932,493        1,064,789

NET ASSETS (Beginning of year)                              1,321,794          257,005
                                                           -----------      -----------
NET ASSETS (End of year)                                   $2,254,287       $1,321,794
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                            Scudder Variable Series I
                                                             Money Market Subaccount
                                                           ----------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income (loss)                                 $137,897         ($41,613)
                                                           -----------      -----------
   Net increase (decrease) in net assets
       resulting from operations                               137,897          (41,613)
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                  3,382,808        2,385,586
 Transfers between subaccounts
     (including fixed account), net                           (192,978)      (3,280,359)
 Surrenders                                                 (3,299,857)      (2,985,755)
                                                           -----------      -----------
   Net withdrawals from equity transactions                   (110,027)      (3,880,528)
                                                           -----------      -----------

NET (INCREASE) DECREASE IN NET ASSETS                           27,870       (3,922,141)

NET ASSETS (Beginning of year)                               9,290,164       13,212,305
                                                           -----------      -----------
NET ASSETS (End of year)                                    $9,318,034       $9,290,164
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                            Scudder Variable Series I
                                                            Capital Growth Subaccount
                                                           ----------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                          ($65,266)       ($207,130)
 Net realized loss on investments                           (2,542,393)      (2,581,745)
 Net unrealized appreciation of investments                  4,561,363        4,676,707

   Net increase in net assets resulting from operations      1,953,704        1,887,832


EQUITY TRANSACTIONS
 Contract purchase payments                                    706,598        1,118,625
 Transfers between subaccounts
     (including fixed account), net                         (2,194,941)      (1,506,724)
 Surrenders                                                 (3,543,882)      (3,197,554)

   Net withdrawals from equity transactions                 (5,032,225)      (3,585,653)


NET DECREASE IN NET ASSETS                                  (3,078,521)      (1,697,821)

NET ASSETS (Beginning of year)                              29,513,643       31,211,464
                                                           -----------      -----------
NET ASSETS (End of year)                                   $26,435,122      $29,513,643
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                            Scudder Variable Series I
                                                             International Subaccount
                                                           ----------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                         $67,007          $10,235
 Net realized loss on investments                             (948,268)      (1,228,712)
 Net unrealized appreciation of investments                  3,263,792        3,634,746
                                                           -----------      -----------
   Net increase in net assets resulting from operations      2,382,531        2,416,269
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    547,035          678,409
 Transfers between subaccounts
     (including fixed account), net                           (924,596)        (687,584)
 Surrenders                                                 (2,069,720)      (1,605,569)
                                                           -----------      -----------
   Net withdrawals from equity transactions                 (2,447,281)      (1,614,744)
                                                           -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS                          (64,750)         801,525

NET ASSETS (Beginning of year)                              18,051,953       17,250,428
                                                           -----------      -----------
NET ASSETS (End of year)                                   $17,987,203      $18,051,953
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                        AIM Variable Insurance Fund, Inc.
                                                         Capital Appreciation Subaccount
                                                           ----------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                          ($86,424)        ($94,518)
 Net realized loss on investments                             (795,111)      (1,000,659)
 Net unrealized appreciation of investments                  1,390,253        1,471,069
                                                           -----------      -----------
   Net increase in net assets resulting from operations        508,718          375,892
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    667,168          583,099
 Transfers between subaccounts
     (including fixed account), net                           (665,442)        (450,078)
 Surrenders                                                   (763,139)        (744,773)
                                                           -----------      -----------
   Net withdrawals from equity transactions                   (761,413)        (611,752)
                                                           -----------      -----------

NET DECREASE IN NET ASSETS                                    (252,695)        (235,860)

NET ASSETS (Beginning of year)                               7,642,274        7,878,134
                                                           -----------      -----------
NET ASSETS (End of year)                                    $7,389,579       $7,642,274
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                        AIM Variable Insurance Fund, Inc.
                                                                 Growth Subaccount
                                                        ---------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                          ($32,736)        ($25,265)
 Net realized gain (loss) on investments                        17,775          (19,769)
 Net unrealized appreciation of investments                    176,825          198,877
                                                           -----------      -----------
   Net increase in net assets resulting from operations        161,864          153,843
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    454,997          673,348
 Transfers between subaccounts
     (including fixed account), net                            (35,408)         116,342
 Surrenders                                                   (232,366)        (122,164)
                                                           -----------      -----------
   Net proceeds from equity transactions                       187,223          667,526
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     349,087          821,369

NET ASSETS (Beginning of year)                               2,459,291        1,637,922
                                                           -----------      -----------
NET ASSETS (End of year)                                    $2,808,378       $2,459,291
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                        AIM Variable Insurance Fund, Inc.
                                                             Basic Balanced Subaccount
                                                        ---------------------------------

                                                              Year Ended December 31,

                                                               2005           2004(A)
                                                           -----------      -----------
OPERATIONS
 Net investment income                                           $76             $17
 Net realized gain on investments                                  8               1
 Net unrealized appreciation (depreciation) of investments     1,228              (8)
                                                           -----------      -----------
   Net increase in net assets resulting from operations        1,312              10
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                   30,657           1,250
 Transfers between subaccounts
     (including fixed account), net                              999              (1)
 Surrenders                                                     (308)            ---
                                                           -----------      -----------
   Net proceeds from equity transactions                      31,348           1,249
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                    32,660           1,259

NET ASSETS (Beginning of period)                               1,259             ---
                                                           -----------      -----------
NET ASSETS (End of period)                                   $33,919          $1,259
                                                           ===========      ===========

(A) Period from October 18, 2004 to December 31, 2004.

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                       AIM Variable Insurance Fund, Inc.
                                                              Basic Value Subaccount
                                                       ----------------------------------

                                                              Year Ended December 31,

                                                               2005           2004(A)
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                           ($224)            ($1)
 Net realized gain on investments                                197             ---
 Net unrealized appreciation of investments                      961              13
                                                           -----------      -----------
   Net increase in net assets resulting from operations          934              12
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                   19,666           5,000
 Transfers between subaccounts
     (including fixed account), net                                1             ---
 Surrenders                                                      (22)            ---
                                                           -----------      -----------
   Net proceeds from equity transactions                      19,645           5,000
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                    20,579           5,012

NET ASSETS (Beginning of period)                               5,012             ---
                                                           -----------      -----------
NET ASSETS (End of period)                                   $25,591          $5,012
                                                           ===========      ===========


(A)  Period from October 18, 2004 to December 31, 2004.

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                           MFS Variable Insurance Trust
                                                            Investors Trust Subaccount
                                                           ----------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                         ($106,978)       ($101,410)
 Net realized loss on investments                             (273,771)        (689,028)
 Net unrealized appreciation of investments                  1,260,326        2,332,591
                                                           -----------      -----------
   Net increase in net assets resulting from operations        879,577        1,542,153
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    439,419          627,188
 Transfers between subaccounts
     (including fixed account), net                         (1,049,552)      (1,103,856)
 Surrenders                                                 (1,847,441)      (2,594,768)
                                                           -----------      -----------
   Net withdrawals from equity transactions                 (2,457,574)      (3,071,436)
                                                           -----------      -----------

NET DECREASE IN NET ASSETS                                  (1,577,997)      (1,529,283)

NET ASSETS (Beginning of year)                              16,770,653       18,299,936
                                                           -----------      -----------
NET ASSETS (End of year)                                   $15,192,656      $16,770,653
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                           MFS Variable Insurance Trust
                                                              High Income Subaccount
                                                           ----------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                        $428,429         $247,292
 Net realized gain (loss) on investments                        88,149         (154,091)
 Net unrealized appreciation (depreciation) of investments    (452,833)         462,712
                                                           -----------      -----------
   Net increase in net assets resulting from operations         63,745          555,913
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    891,686          987,853
 Transfers between subaccounts
     (including fixed account), net                             26,615          226,667
 Surrenders                                                   (999,487)        (639,415)
                                                           -----------      -----------
   Net proceeds (withdrawals) from equity transactions         (81,186)         575,105
                                                           -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS                          (17,441)       1,131,018

NET ASSETS (Beginning of year)                               8,186,614        7,055,596
                                                           -----------      -----------
NET ASSETS (End of year)                                    $8,169,173       $8,186,614
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                           MFS Variable Insurance Trust
                                                            Emerging Growth Subaccount
                                                           ----------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------

OPERATIONS
 Net investment loss                                         ($187,969)       ($201,309)
 Net realized loss on investments                           (2,149,287)      (1,242,605)
 Net unrealized appreciation of investments                  3,397,133        3,217,717
                                                           -----------      -----------
   Net increase in net assets resulting from operations      1,059,877        1,773,803
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    670,416          763,536
 Transfers between subaccounts
     (including fixed account), net                         (1,542,236)        (997,696)
 Surrenders                                                 (1,695,491)      (1,783,490)
                                                           -----------      -----------
   Net withdrawals from equity transactions                 (2,567,311)      (2,017,650)
                                                           -----------      -----------

NET DECREASE IN NET ASSETS                                  (1,507,434)        (243,847)

NET ASSETS (Beginning of year)                              16,669,615       16,913,462
                                                           -----------      -----------
NET ASSETS (End of year)                                   $15,162,181      $16,669,615
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                           MFS Variable Insurance Trust
                                                              Total Return Subaccount
                                                           ----------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                         $50,101          $20,011
 Net realized gain on investments                              414,918           46,169
 Net unrealized appreciation (depreciation) of investments    (342,301)         495,858
                                                           -----------      -----------
   Net increase in net assets resulting from operations        122,718          562,038
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                  1,228,916        1,306,191
 Transfers between subaccounts
     (including fixed account), net                            993,078          337,201
 Surrenders                                                   (961,886)        (651,445)
                                                           -----------      -----------
   Net proceeds from equity transactions                     1,260,108          991,947
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                   1,382,826        1,553,985

NET ASSETS (Beginning of year)                               6,745,944        5,191,959
                                                           -----------      -----------
NET ASSETS (End of year)                                    $8,128,770       $6,745,944
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                           MFS Variable Insurance Trust
                                                             New Discovery Subaccount
                                                           ----------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
Net investment loss                                           ($46,985)        ($42,416)
Net realized loss on investments                               (20,770)         (67,815)
Net unrealized appreciation of investments                     217,397          297,838
                                                           -----------      -----------
 Net increase in net assets resulting from operations          149,642          187,607
                                                           -----------      -----------

Contract purchase payments                                     684,899          672,592
Transfers between subaccounts
 (including fixed account), net                               (241,278)          93,783
Surrenders                                                    (359,611)        (238,041)
                                                           -----------      -----------
 Net proceeds from equity transactions                          84,010          528,334
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     233,652          715,941

NET ASSETS (Beginning of year)                               3,757,564        3,041,623
                                                           -----------      -----------
NET ASSETS (End of year)                                    $3,991,216       $3,757,564
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                    American Century Variable Portfolios, Inc.
                                                            Income & Growth Subaccount
                                                    ------------------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------

OPERATIONS
 Net investment income (loss)                                  $13,033         ($441)
 Net realized gain on investments                               61,832         10,841
 Net unrealized appreciation of investments                      4,500         176,868
                                                           -----------      -----------
   Net increase in net assets resulting from operations         79,365         187,268
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    322,497         581,456
 Transfers between subaccounts
     (including fixed account), net                            143,022         259,484
 Surrenders                                                   (142,164)        (222,261)
                                                           -----------      -----------
   Net proceeds from equity transactions                       323,355         618,679
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     402,720         805,947

NET ASSETS (Beginning of year)                               2,039,552         1,233,605
                                                           -----------      -----------
NET ASSETS (End of year)                                    $2,442,272       $2,039,552
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                   American Century Variable Portfolios, Inc.
                                                                 Value Subaccount
                                                   ------------------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                          ($40,570)         ($22,258)
 Net realized gain on investments                              992,387           207,044
 Net unrealized appreciation (depreciation) of investments    (598,665)          771,290
                                                           -----------      -----------
   Net increase in net assets resulting from operations        353,152           956,076
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                  1,203,810         1,128,270
 Transfers between subaccounts
     (including fixed account), net                            337,286           502,970
 Surrenders                                                   (763,295)         (915,313)
                                                           -----------      -----------
   Net proceeds from equity transactions                       777,801           715,927
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                   1,130,953         1,672,003

NET ASSETS (Beginning of year)                               8,766,509         7,094,506
                                                           -----------      -----------
NET ASSETS (End of year)                                    $9,897,462         $8,766,509
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                   American Century Variable Portfolios, Inc.
                                                             International Subaccount
                                                   ------------------------------------------

                                                              Year Ended December 31,

                                                               2005           2004(A)
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                            ($900)           ($8)
 Net realized gain on investments                                 413              1
 Net unrealized appreciation of investments                    15,373            248
                                                           -----------      -----------
   Net increase in net assets resulting from operations        14,886            241
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                   185,552          4,808
 Transfers between subaccounts
     (including fixed account), net                              (557)             1
 Surrenders                                                    (6,089)           ---
                                                           -----------      -----------
   Net proceeds from equity transactions                      178,906          4,809
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                    193,792          5,050

NET ASSETS (Beginning of period)                                5,050            ---
                                                           -----------      -----------
NET ASSETS (End of period)                                   $198,842         $5,050
                                                           ===========      ===========



(A)  Period from October 18, 2004 to December 31, 2004.

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                       Oppenheimer Variable Account Funds
                                                              Main Street Subaccount
                                                       ----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment gain (loss)                                     $2,022         ($19,565)
 Net realized gain (loss) on investments                        47,711          (13,809)
 Net unrealized appreciation of investments                    177,524          391,421
                                                           -----------      -----------
   Net increase in net assets resulting from operations        227,257          358,047
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    443,122          464,291
 Transfers between subaccounts
     (including fixed account), net                           (129,113)          88,452
 Surrenders                                                   (264,569)        (608,452)
                                                           -----------      -----------
   Net proceeds (withdrawals) from equity transactions          49,440          (55,709)
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     276,697          302,338

NET ASSETS (Beginning of year)                               4,744,605        4,442,267
                                                           -----------      -----------
NET ASSETS (End of year)                                    $5,021,302       $4,744,605
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                        Oppenheimer Variable Account Funds
                                                           Global Securities Subaccount
                                                        ----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                          ($15,282)        ($3,046)
 Net realized gain on investments                               59,571          17,925
 Net unrealized appreciation of investments                    533,315         457,530
                                                           -----------      -----------
   Net increase in net assets resulting from operations        577,604         472,409
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    874,954         554,173
 Transfers between subaccounts
     (including fixed account), net                            699,583         411,074
 Surrenders                                                   (287,546)       (208,115)
                                                           -----------      -----------
   Net proceeds from equity transactions                     1,286,991         757,132
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                   1,864,595        1,229,541

NET ASSETS (Beginning of year)                               3,395,303        2,165,762
                                                           -----------      -----------
NET ASSETS (End of year)                                    $5,259,898       $3,395,303
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                             STATEMENT OF CHANGES IN NET ASSETS
==============================================================================================

                                                       Oppenheimer Variable Account Funds
                                                         Capital Appreciation Subaccount
                                                       ----------------------------------

                                                              Year Ended December 31,

                                                                      2005(A)
                                                                    -----------
OPERATIONS
 Net investment loss                                                      ($284)
 Net realized gain on investments                                           127
 Net unrealized appreciation of investments                               1,675
                                                                    -----------
   Net increase in net assets resulting from operations                   1,518
                                                                    -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                              24,064
 Transfers between subaccounts
     (including fixed account), net                                           2
 Surrenders                                                              (1,939)
                                                                    -----------
   Net proceeds from equity transactions                                 22,127
                                                                    -----------

NET INCREASE IN NET ASSETS                                               23,645

NET ASSETS (Beginning of year)                                              ---
                                                                    -----------
NET ASSETS (End of year)                                                $23,645
                                                                    ===========


(A) While the subaccount commenced operations on October 18, 2004, there was no activity through December 31, 2004.

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                               Franklin Templeton
                                                        Variable Insurance Products Trust
                                                          Foreign Securities Subaccount
                                                        ---------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                           ($9,703)        ($15,250)
 Net realized loss on investments                             (315,065)        (405,881)
 Net unrealized appreciation of investments                  1,219,941        1,804,174
                                                           -----------      -----------
   Net increase in net assets resulting from operations        895,173        1,383,043
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                  1,377,698        1,345,432
 Transfers between subaccounts
     (including fixed account), net                            217,432          479,495
 Surrenders                                                 (1,183,914)        (817,285)
                                                           -----------      -----------
   Net proceeds from equity transactions                       411,216        1,007,642
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                   1,306,389        2,390,685

NET ASSETS (Beginning of year)                               9,789,237        7,398,552
                                                           -----------      -----------
NET ASSETS (End of year)                                   $11,095,626       $9,789,237
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                               Franklin Templeton
                                                        Variable Insurance Products Trust
                                                           Growth Securities Subaccount
                                                        ----------------------------------

                                                              Year Ended December 31,

                                                               2005           2004(A)
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                            ($382)            ($9)
 Net realized gain on investments                                  75             ---
 Net unrealized appreciation of investments                     7,623             195
                                                           -----------      -----------
   Net increase in net assets resulting from operations         7,316             186
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                   125,990           5,665
 Transfers between subaccounts
     (including fixed account), net                                (3)              1
 Surrenders                                                       (13)            ---
                                                           -----------      -----------
   Net proceeds from equity transactions                      125,974           5,666
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                    133,290           5,852

NET ASSETS (Beginning of period)                                5,852             ---
                                                           -----------      -----------
NET ASSETS (End of period)                                   $139,142          $5,852
                                                           ===========      ===========


(A)    Period from October 18, 2004 to December 31, 2004.


The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                                Neuberger Berman
                                                            Advisers Management Trust
                                                               Guardian Subaccount
                                                           ----------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                          ($61,175)       ($47,133)
 Net realized gain (loss) on investments                        69,816         (12,158)
 Net unrealized appreciation of investments                    378,829         693,995
                                                           -----------      -----------
   Net increase in net assets resulting from operations        387,470         634,704
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    463,443        1,037,769
 Transfers between subaccounts
     (including fixed account), net                            105,299          365,894
 Surrenders                                                   (418,935)        (295,737)
                                                           -----------      -----------
   Net proceeds from equity transactions                       149,807        1,107,926
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     537,277        1,742,630

NET ASSETS (Beginning of year)                               5,331,290        3,588,660
                                                           -----------      -----------
NET ASSETS (End of year)                                    $5,868,567       $5,331,290
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                               Alger American Fund
                                                           Leveraged AllCap Subaccount
                                                           ----------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                          ($11,858)         ($9,924)
 Net realized gain on investments                               20,764           43,735
 Net unrealized appreciation of investments                    115,009           10,038
                                                           -----------      -----------
   Net increase in net assets resulting from operations        123,915           43,849
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    226,026          193,854
 Transfers between subaccounts
     (including fixed account), net                            119,811           20,205
 Surrenders                                                    (47,181)         (88,782)
                                                           -----------      -----------
   Net proceeds from equity transactions                       298,656          125,277
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     422,571          169,126

NET ASSETS (Beginning of year)                                 842,680          673,554
                                                           -----------      -----------
NET ASSETS (End of year)                                    $1,265,251         $842,680
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                               Alger American Fund
                                                             MidCap Growth Subaccount
                                                           ----------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                          ($45,645)        ($34,585)
 Net realized gain on investments                              280,182          154,670
 Net unrealized appreciation of investments                     72,481          213,423
                                                           -----------      -----------
   Net increase in net assets resulting from operations        307,018          333,508
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    676,629          757,393
 Transfers between subaccounts
     (including fixed account), net                             98,485          566,194
 Surrenders                                                   (326,489)        (251,731)
                                                           -----------      -----------
   Net proceeds from equity transactions                       448,625        1,071,856
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     755,643        1,405,364

NET ASSETS (Beginning of year)                               3,420,117        2,014,753
                                                           -----------      -----------
NET ASSETS (End of year)                                    $4,175,760       $3,420,117
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                            Seligman Portfolios, Inc.
                                                      Communications & Information Subaccount
                                                      ---------------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment loss                                          ($14,223)        ($13,985)
 Net realized gain on investments                               69,437           29,487
 Net unrealized appreciation of investments                     11,877           76,645
                                                           -----------      -----------
   Net increase in net assets resulting from operations         67,091           92,147
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    105,968          191,855
 Transfers between subaccounts
     (including fixed account), net                            (34,463)          73,521
 Surrenders                                                   (135,631)        (113,702)
                                                           -----------      -----------
   Net proceeds (withdrawals) from equity transactions         (64,126)         151,674
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                       2,965          243,821

NET ASSETS (Beginning of year)                               1,181,875          938,054
                                                           -----------      -----------
NET ASSETS (End of year)                                    $1,184,840       $1,181,875
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                             Seligman Portfolios, Inc.
                                                           Smaller-Cap Value Subaccount
                                                           ----------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income (loss)                               $1,012,890         ($91,151)
 Net realized gain on investments                              300,729          138,598
 Net unrealized appreciation (depreciation)
   of investments                                           (1,871,045)       1,453,976
                                                           -----------      -----------
   Net increase (decrease) in net assets
     resulting from operations                                (557,426)       1,501,423
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                  1,275,274        1,736,660
 Transfers between subaccounts
     (including fixed account), net                            597,957        1,559,578
 Surrenders                                                   (870,407)        (782,953)
                                                           -----------      -----------
   Net proceeds from equity transactions                     1,002,824        2,513,285
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                     445,398        4,014,708

NET ASSETS (Beginning of year)                              10,796,426        6,781,718
                                                           -----------      -----------
NET ASSETS (End of year)                                   $11,241,824      $10,796,426
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================

                                                        Universal Institutional Funds, Inc.
                                                         Core Plus Fixed Income Subaccount
                                                        -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                         $47,075           $8,654
 Net realized gain (loss) on investments                         5,352             (150)
 Net unrealized appreciation (depreciation) of investments      (4,339)           4,152
                                                           -----------      -----------
   Net increase in net assets resulting from operations         48,088           12,656
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                    987,766          355,830
 Transfers between subaccounts
     (including fixed account), net                            678,525          172,865
 Surrenders                                                   (281,900)         (31,179)
                                                           -----------      -----------
   Net proceeds from equity transactions                     1,384,391          497,516
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                   1,432,479          510,172

NET ASSETS (Beginning of year)                                 731,050          220,878
                                                           -----------      -----------
NET ASSETS (End of year)                                    $2,163,529         $731,050
                                                           ===========      ===========

The accompanying notes are an integral part of the financial statements.


                                       CARILLON ACCOUNT
                            STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================

                                                        Universal Institutional Funds, Inc.
                                                            U.S. Real Estate Subaccount
                                                        -----------------------------------

                                                              Year Ended December 31,

                                                               2005             2004
                                                           -----------      -----------
OPERATIONS
 Net investment income                                        $121,971          $38,551
 Net realized gain on investments                              213,743           45,971
 Net unrealized appreciation of investments                    436,236          566,399
                                                           -----------      -----------
   Net increase in net assets resulting from operations        771,950          650,921
                                                           -----------      -----------

EQUITY TRANSACTIONS
 Contract purchase payments                                  1,666,837        1,084,848
 Transfers between subaccounts
     (including fixed account), net                          1,562,179          923,517
 Surrenders                                                   (652,616)        (127,795)
                                                           -----------      -----------
   Net proceeds from equity transactions                     2,576,400        1,880,570
                                                           -----------      -----------

NET INCREASE IN NET ASSETS                                   3,348,350        2,531,491

NET ASSETS (Beginning of year)                               3,470,685          939,194
                                                           -----------      -----------
NET ASSETS (End of year)                                    $6,819,035       $3,470,685
                                                           ===========      ===========


The accompanying notes are an integral part of the financial statements.

                         CARILLON ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS
==================================================================
December 31, 2005

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Carillon Account of The Union Central Life Insurance Company (the Account) is a separate account registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on February 6, 1984 by resolution of the Board of Directors of The Union Central Life Insurance Company (Union Central) and commenced operations on June 7, 1985. The Account is comprised of thirty-six subaccounts, each of which invests in a corresponding Portfolio of Summit Mutual Funds, Inc., Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., or Universal Institutional Fund, Inc. (the Funds). The Funds are no-load, diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The shares of Summit Mutual Funds, Inc. are sold to Union Central and its separate accounts and to other unaffiliated insurance companies to fund the benefits under certain variable life policies and variable annuity contracts. Carillon Investments, Inc., a broker-dealer registered under the Securities Exchange Act of 1934 and a wholly owned subsidiary of Union Central, serves as the distributor of variable life policies and variable annuity contracts issued by Summit Mutual Funds, Inc. The shares of Scudder Variable Series I, AIM Variable Insurance Funds, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., and Universal Institutional Funds, Inc. are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts. Scudder Investor Services, Inc., a wholly owned subsidiary of Zurich Scudder Investments, Inc., is the distributor of variable life insurance policies and variable annuity contracts issued by Scudder Variable Series I. AIM Distributors, Inc. is the distributor of the shares issued by AIM Variable Insurance Fund, Inc. MFS Fund Distributors, Inc., a wholly owned subsidiary of Massachusetts Financial Services Company, is the distributor of the shares issued by the MFS Variable Insurance Trust. American Century Investment Services, Inc. is the distributor of the shares issued by American Century Variable Portfolios, Inc. Oppenheimer Funds Distributor, Inc. is the distributor of the shares issued by Oppenheimer Variable Account Funds. Franklin Templeton Distributors, Inc. is the distributor of variable annuity and variable life insurance contracts issued by Franklin Templeton Variable Insurance Products Trust. Neuberger Berman Management, Inc. is the distributor of the shares issued by Neuberger Berman Advisers Management Trust. Fred Alger & Company, Incorporated is the distributor of the shares issued by Alger American Fund. Seligman Advisors, Inc. is the distributor of the shares issued by Seligman Portfolios, Inc. Morgan Stanley & Co. Incorporated is the distributor of the shares issued by Universal Institutional Funds.

On October 18, 2004, the Account began operations in the AIM Variable Insurance Funds, Inc.'s Balanced Subaccount and Basic Subaccount and the American Century Variable Portfolios, Inc.'s International Subaccount and the Oppenheimer Variable Account Funds' Capital Appreciation Subaccount and the Franklin Templeton Variable Insurance Products Trust's Growth Subaccount.

The assets of the Account are segregated from the other assets of Union Central, and the investment performance of the Account is independent of the investment performance of both Union
Central's general assets and other separate accounts.

Investment valuation - Assets of the Account are invested in shares of the Funds at the net asset value of the Funds' shares. Investments in the Funds' shares are subsequently stated at the net asset value of the Funds' shares held, and represent the fair values of the Funds' securities determined at the end of each business day.

Use of estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Gains and losses on sales of the Funds' shares are calculated on the first-in, first-out basis for financial reporting and tax purposes. All dividends and distributions from the Subaccount are reinvested in additional shares of the respective Subaccount at the net asset value per share.

Federal income taxes - The operations of the Account form a part of and are taxed with the operations of Union Central. Union Central is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes has been made in these financial statements.


NOTE 2 - PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

                                         Purchases       Sales
SUMMIT MUTUAL FUNDS, INC.
Zenith Subaccount                       $5,131,532   $5,809,319
Balanced Index Subaccount                 $563,004   $1,944,906
Bond Subaccount                         $2,593,942   $7,457,638
S&P 500 Index Subaccount                $3,516,946   $9,742,251
S&P MidCap 400 Index Subaccount         $4,738,371   $2,755,971
Russell 2000 Small Cap Index Subaccount $2,578,418   $1,838,374
Nasdaq-100 Index Subaccount             $1,093,443   $2,006,043
Lehman Aggregate Bond Index Subaccount    $651,616     $273,370
EAFE International Index Subaccount     $1,104,510     $391,222

SCUDDER VARIABLE SERIES I
Money Market Subaccount                 $7,395,355   $7,367,179
Capital Growth Subaccount                 $545,845   $5,642,816
International Subaccount                  $709,925   $3,090,584

AIM VARIABLE INSURANCE FUND, INC.
Capital Appreciation Subaccount           $528,495   $1,376,083
Growth Subaccount                         $527,103     $372,637
Basic Balanced Subaccount                  $32,091         $666
Basic Value Subaccount                     $19,841         $227

MFS VARIABLE INSURANCE TRUST
Investors Trust Subaccount                $269,697   $2,835,153
High Income Subaccount                  $2,509,233   $2,164,151
Emerging Growth Subaccount                $282,424   $3,036,286
Total Return Subaccount                 $2,696,654   $1,096,159
New Discovery Subaccount                  $766,981     $729,985

AMERICAN CENTURY VARIABLE
 PORTFOLIOS, INC.
Income & Growth Subaccount                $681,299     $345,085
Value Subaccount                        $2,619,307     $974,504
International Subaccount                  $241,576      $63,572

OPPENHEIMER VARIABLE ACCOUNT FUND
Main Street Subaccount                    $511,629     $460,187
Global Securities Subaccount            $1,489,230     $217,766
Capital Appreciation Subaccount            $38,026      $16,185

FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
Foreign Securities Subaccount           $1,859,136   $1,458,356
Growth Securities Subaccount              $126,833       $1,239

NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST
Guardian Subaccount                       $724,985     $637,067

ALGER AMERICAN FUND
Leveraged AllCap Subaccount               $369,692      $83,425
MidCap Growth Subaccount                $1,242,506     $706,139

SELIGMAN PORTFOLIOS, INC.
Communications & Information Subaccount   $129,368     $207,676
Smaller-Cap Value Subaccount            $3,321,999   $1,306,348

UNIVERSAL INSTITUTIONAL FUNDS, INC.
Core Plus Fixed Income Subaccount       $2,042,777     $611,858
U.S. Real Estate Subaccount             $3,529,943     $832,375


NOTE 3 - INVESTMENT IN AFFILIATED AND NON-AFFILIATED FUNDS

The subaccounts of the Account held the following investment in the corresponding Portfolios of Summit Mutual Funds, Inc., Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., and Universal Institutional Funds, Inc.
as of December 31, 2005:

                                           Summit Mutual Funds, Inc.
                           ----------------------------------------------------------
                                        Balanced                S&P 500    S&P MidCap
                             Zenith      Index        Bond       Index     400 Index
                           Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                           ----------  ----------  ----------  ----------  ----------
Net asset value per share    $91.78      $45.74      $47.07      $82.85      $66.08
Number of shares            514,171     210,084     570,619     672,946     441,010


                                         Summit Mutual Funds, Inc.
                        --------------------------------------------------------------
                                                             Lehman           EAFE
                          Russell 2000     Nasdaq-100    Aggregate Bond  International
                        Small Cap Index      Index           Index           Index
                           Subaccount      Subaccount      Subaccount      Subaccount
                           ----------  ----------  ----------  ----------  ----------
Net asset value per share    $65.46          $22.97          $49.06         $81.98
Number of shares            192,160         225,140          30,545         27,496


                                        Scudder Variable Series I
                             ------------------------------------------------
                               Money            Capital
                               Market            Growth         International
                             Subaccount        Subaccount        Subaccount
                             ----------        ----------        ----------
Net asset value per share        $1.00            $16.90            $10.85
Number of shares             9,317,696         1,564,857         1,657,884


                                      AIM Variable Insurance Fund, Inc.
                          ------------------------------------------------------------
                            Capital                          Basic
                          Appreciation       Growth         Balanced       Basic Value
                           Subaccount      Subaccount      Subaccount      Subaccount
                           ----------     ----------      ----------       ----------
Net asset value per share    $24.68           $17.25       $10.99          $12.37
Number of shares            299,428          162,804        3,086           2,069


                                         MFS Variable Insurance Trust
                           ---------------------------------------------------------
                           Investors      High      Emerging     Total        New
                              Trust      Income      Growth      Return    Discovery
                           Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                           ----------  ----------  ----------  ----------  ----------
Net asset value per share    $19.29       $9.87       $19.13      $20.69      $15.65
Number of shares            787,489     826,813      792,823     392,823     255,023


                                 American Century Variable Portfolios, Inc.
                             --------------------------------------------------
                               Income
                              & Growth           Value         International
                             Subaccount        Subaccount        Subaccount
                             ----------        ----------        ----------
Net asset value per share        $7.51              $8.20           $8.23
Number of shares               325,143          1,206,748          24,160



                                                                     Franklin Templeton Variable
                            Oppenheimer Variable Account Funds        Insurance Products Trust
                          --------------------------------------     ---------------------------
                                          Global      Capital           Foreign       Growth
                          Main Street   Securities  Appreciation       Securities   Securities
                           Subaccount   Subaccount   Subaccount        Subaccount   Subaccount
                           ----------   ----------   ----------        ----------   ----------
Net asset value per share     $21.79       $33.38       $38.52            $15.62       $13.81
Number of shares             230,412      157,556          614           710,335       10,076


                        Neuberger Berman
                       Advisers Management
                              Trust           Alger American Fund         Seligman Portfolios, Inc.
                       -------------------   ----------------------      ---------------------------
                            Leveraged                       MidCap       Communications  Smaller-Cap
                            Guardian           AllCap       Growth        & Information    Value
                           Subaccount        Subaccount   Subaccount        Subaccount   Subaccount
                           ----------        ----------   ----------        ----------   ----------
Net asset value per share     $17.50            $34.78       $21.90           $13.72       $16.59
Number of shares             335,291            36,361      190,672           86,360      677,580


                               Univeral Institutional Funds, Inc.
                               ----------------------------------
                                  Core Plus            U.S.
                                 Fixed Income      Real Estate
                                  Subaccount        Subaccount
                                  ----------        ----------
Net asset value per share           $11.53            $23.08
Number of shares                   187,584           295,453


NOTE 4 - ACCOUNT CHARGES

Mortality and expense risk charge - A mortality and expense risk charge for Union Central at an annual rate of 1.0% for Variable Annuity Class 1; 1.2% for Variable Annuity Class 2; and 1.5% for Variable Annuity Class 3 of the net assets of the Account is determined daily. The charge may be increased or decreased by Union Central's Board of Directors but cannot exceed a 2.0% annual rate. The mortality risk results from a provision in the contract in which Union Central agrees to make annuity payments in accordance with the annuity tables, regardless of how long a particular annuitant or other payee lives. The expense risk assumed by Union Central is the risk that deductions for administration fees and surrender charges will be insufficient to cover actual administrative and distribution expenses.

Administrative fee - An administrative fee for Union Central, at an annual rate of 0.25% of the net assets of the Account, is determined daily. This fee is intended to defray expenses incurred by Union Central in connection with premium billing and collection, record keeping, processing death benefit claims, cash surrenders and contract changes, calculating accumulation unit values, reporting and other communications to contract owners, and other similar expenses and overhead costs.

NOTE 5- RELATED PARTY TRANSACTIONS

Investment advisory fees - Summit Mutual Funds, Inc. pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). The Adviser is a wholly-owned subsidiary of Union Central. Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds, Inc. Summit Mutual Funds, Inc. pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

     (a) or the Zenith Portfolio - .64% of the current net asset value.

     (b) or the Bond Portfolio - .47% of the current net asset value.

     (c) for the S&P 500 Index Portfolio - .25% of the current net asset value.

     (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

     (e) for the Balanced Index Portfolio - .30% of the current net asset value.

     (f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

     (g)  for the Russell 2000 Small Cap Index Portfolio
          - .35% of the current net asset value.

     (h)  for the EAFE International Index Portfolio -
          .56% of the current net asset value.

     (i)  for the Lehman Aggregate Bond Index Portfolio
          - .30% of the current net asset value.

The Agreement provides that if the total operating expenses of the Zenith or Bond Portfolios, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the respective Portfolios, the Adviser will reimburse the Portfolio for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, the Nasdaq-100 Index Portfolio, and the Lehman Aggregate Bond Index Portfolio, other than the advisory fee for these Portfolios, to the extent that such expenses exceed 0.30% of their average annual net assets. Effective July 1, 2003, the Adviser agreed to temporarily waive its fees and/or reimburse expenses of the S&P 500 Index Portfolio, to the extent necessary, to limit all expenses to 0.48% of the average daily net assets of the Portfolio until March 31, 2004, then to 0.39% of the average daily net assets effective April 1, 2004 until December 31, 2005. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.40% of that Portfolio's average annual net asset. The Adviser will pay any expenses of the EAFE International Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.69% of that Portfolio's average annual net asset. The Adviser agreed to waive its fees and/or reimburse expenses of the EAFE International Index Portfolio, to the extent necessary, to limit all expenses to 0.95% of the average daily net assets of the Portfolio until December 31, 2005.

Administration fees - Summit Mutual Funds, Inc. pays the Adviser to perform certain administration services. Summit Mutual Funds, Inc. shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of Summit Mutual Funds, Inc. at an annual rate of .10% of each portfolio's average annual net assets. The Advisor has agreed to waive administration fees for the Bond Portfolio, as long as that Portfolio's total expense ratio exceeds .75%.

Waivers and Reimbursements - For the period ended December 31, 2005, the Adviser waived fees of $28,942 for Bond Portfolio and $269,654 for S&P 500 Index Portfolio, and the Adviser reimbursed fees of $30,791 for Balanced Index Portfolio, $29,652 for Nasdaq-100 Index Portfolio, $275,408 for EAFE International Index Portfolio, and $10,065 for Lehman Aggregate Bond Index Portfolio.

NOTE 6 - CHANGES IN UNITS OUTSTANDING

Below are the changes in units outstanding for the periods ended December 31 (year ended unless otherwise noted):

                                                    Summit Mutual Funds, Inc.
                            ---------------------------------------------------------------------------------
                                                               Balanced
                                      Zenith                    Index                         Bond
                                    Subaccount                Subaccount                   Subaccount
                            ------------------------    ------------------------    -------------------------
                                2005         2004           2005         2004            2005         2004
                                ----         ----           ----         ----            ----         ----
Units Issued                 84,618.77    57,837.25       32,815.40    56,493.14       64,120.92   156,461.46
Units Redeemed              103,041.87    69,335.61      178,547.69   120,453.35      219,578.15   248,505.56
 Net Increase (Decrease)    (18,423.10)  (11,498.36)    (145,732.29)  (63,960.21)    (155,457.23)  (92,044.10)


                                                     Summit Mutual Funds, Inc.
                            ----------------------------------------------------------------------------------
                                     S&P 500                 S&P MidCap                  Russell 2000
                                      Index                   400 Index                 Small Cap Index
                                    Subaccount                Subaccount                   Subaccount
                            ------------------------    ------------------------    --------------------------
                                2005         2004           2005         2004            2005         2004
                                ----         ----           ----         ----            ----         ----
Units Issued                  220,207.50   180,690.81     296,895.16    273,357.20      208,568.52   266,728.22
Units Redeemed                515,819.98   319,287.38     163,563.85    116,551.06      144,099.53   138,936.83
 Net Increase (Decrease)    (295,612.48)  (138,596.57)    133,331.31    156,806.14       64,468.99   127,791.39


                                                        Summit Mutual Funds, Inc.
                           ----------------------------------------------------------------------------------
                                   Nasdaq-100           Lehman Aggregate Bond         EAFE International
                                     Index                      Index                        Index
                                   Subaccount                 Subaccount                   Subaccount
                           ------------------------    ------------------------    -------------------------
                               2005         2004           2005         2004            2005         2004
                               ----         ----           ----         ----            ----         ----
Units Issued                277,149.17    464,749.49      60,132.91     82,554.36      75,673.96     71,463.24
Units Redeemed              515,134.96    439,002.37      25,791.94     14,489.64      24,400.79      4,851.45
 Net Increase (Decrease)   (237,985.79)    25,747.12      34,340.97     68,064.72      51,273.17     66,611.79


                                                       Scudder Variable Series I
                          ----------------------------------------------------------------------------------
                                    Money                     Capital
                                    Market                     Growth                   International
                                  Subaccount                 Subaccount                   Subaccount
                          ------------------------    --------------------------    -------------------------
                              2005        2004           2005         2004            2005         2004
                              ----        ----           ----         ----            ----         ----
Units Issued               472,720.85    217,529.53      19,057.24     18,964.69       27,747.02     33,682.82
Units Redeemed             414,818.39    424,308.35     216,517.41    174,150.90      152,389.58    128,303.07
 Net Increase (Decrease)    57,902.46   (206,778.82)   (197,460.17)  (155,186.21)    (124,642.56)   (94,620.25)


                                                   AIM Variable Insurance Fund, Inc.
                            ----------------------------------------------------------------------------------
                                      Capital
                                   Appreciation                  Growth                   Basic Balanced
                                    Subaccount                 Subaccount                   Subaccount
                            ------------------------    ------------------------    -------------------------
                                2005         2004           2005         2004            2005         2004(1)
                                ----         ----           ----         ----            ----         -------
Units Issued                  55,900.80     52,106.85      118,640.36   189,341.49       2,958.80      234.17
Units Redeemed               142,874.48    122,185.93       77,917.65    34,690.79          28.29      117.09
 Net Increase (Decrease)     (86,973.68)   (70,079.08)      40,722.71   154,650.70       2,930.51      117.08


(1)    Period from October 18, 2004 through December 31, 2004.

                       AIM Variable Insurance Fund, Inc.              MFS Variable Insurance Trust
                       ---------------------------------   --------------------------------------------------
                                                                 Investors                     High
                                Basic Value                        Trust                      Income
                                 Subaccount                      Subaccount                 Subaccount
                          ----------------------         -------------------------    -----------------------
                              2005       2004             2005          2004            2005         2004
                              ----       ----             ----          ----            ----         ----
Units Issued                1,756.12    448.63             15,179.90     23,329.80     147,818.65   172,409.69
Units Redeemed                  0.63      0.00            169,890.59    240,928.12     146,095.30   127,929.46
  Net Increase (Decrease)   1,755.49    448.63           (154,710.69)  (217,598.32)      1,723.35    44,480.23


                                                      MFS Variable Insurance Trust
                            ----------------------------------------------------------------------------------
                                     Emerging                    Total                          New
                                      Growth                     Return                      Discovery
                                    Subaccount                 Subaccount                    Subaccount
                            --------------------------    ------------------------    ------------------------
                                2005         2004           2005         2004            2005         2004
                                ----         ----           ----         ----            ----         ----
Units Issued                  35,890.23     31,925.52      182,377.60   141,811.09      89,079.25    108,123.57
Units Redeemed               212,376.50    190,662.92       80,236.59    62,337.22      85,905.70     41,491.37
  Net Increase (Decrease)   (176,486.27)  (158,737.40)     102,141.01    79,473.87       3,173.55     66,632.20

                                                             American Century
                                                         Variable Portfolios, Inc.
                            ---------------------------------------------------------------------------------
                                      Income
                                     & Growth                      Value                   International
                                    Subaccount                   Subaccount                  Subaccount
                            --------------------------    ------------------------    -----------------------
                                2005         2004           2005         2004            2005        2004(1)
                                ----         ----           ----         ----            ----        -------
Units Issued                 69,144.08     106,697.26      110,002.78   122,857.43      21,039.17    449.46
Units Redeemed               35,397.56      36,632.26       54,899.64    75,709.27       5,656.05      1.96
  Net Increase (Decrease)    33,746.52      70,065.00       55,103.14    47,148.16      15,383.12    447.50

                                                               Oppenheimer
                                                          Variable Account Funds
                            -------------------------------------------------------------------------------
                                                                   Global                   Capital
                                   Main Street                   Securities               Appreciation
                                    Subaccount                   Subaccount                Subaccount
                            --------------------------    ------------------------    ---------------------
                                2005         2004           2005         2004            2005       2004(1)
                                ----         ----           ----         ----            ----       -------
Units Issued                 52,875.36     69,685.58       136,034.54   104,827.48      3,601.11     ---
Units Redeemed               49,025.32     76,391.30        19,095.74    25,688.37      1,491.83     ---
  Net Increase (Decrease)     3,850.04     (6,705.72)      116,938.80    79,139.11      2,109.28     ---


(1) Periiod from October 18, 2004 through December 31, 2004.


                                        Franklin Templeton Variable                     Neuberger Berman
                                          Insurance Products Trust                  Advisers Management Trust
                            ------------------------------------------------        -------------------------
                                    Foreign                    Growth
                                   Securities                Securities                     Guardian
                                   Subaccount                Subaccount                     Subaccount
                            ----------------------    ----------------------        -------------------------
                                2005       2004           2005       2004(1)         2005         2004
                                ----       ----           ----       -------          ----         ----
Units Issued                143,945.72  140,859.22     11,183.14     526.83           74,447.96    149,008.16
Units Redeemed              103,935.65   53,155.03          0.44       0.00           59,478.23     27,439.30
  Net Increase (Decrease)    40,010.07   87,704.19     11,182.70     526.83           14,969.73    121,568.86


                                            Alger American Fund                     Seligman Portfolios, Inc.
                            --------------------------------------------------      -------------------------
                                   Leveraged                   MidCap                     Communications
                                     AllCap                    Growth                     & Information
                                   Subaccount                Subaccount                     Subaccount
                            ----------------------    ------------------------        -----------------------
                                2005       2004           2005         2004            2005         2004
                                ----       ----           ----         ----            ----         ----
Units Issued                39,567.33    40,482.34    100,746.49    160,863.75        14,769.62    46,961.13
Units Redeemed               8,942.94    26,122.95     62,767.69     54,199.21        22,695.66    29,720.61
  Net Increase (Decrease)   30,624.39    14,359.39     37,978.80    106,664.54        (7,926.04)   17,240.52


                            Seligman Portfolios, Inc.          Universal Institutional Funds, Inc
                            ------------------------     ------------------------------------------------
                                    Smaller-Cap                Core Plus                   U.S.
                                       Value                  Fixed Income             Real Estate
                                    Subaccount                 Subaccount               Subaccount
                            ------------------------     ----------------------   -----------------------
                                2005        2004            2005         2004        2005         2004
                                ----        ----            ----         ----        ----         ----
Units Issued                150,351.69   210,385.66      189,819.68   57,141.15   207,572.79   145,399.42
Units Redeemed               79,362.40    47,484.32       57,026.58    8,616.52    46,114.26    16,450.95
  Net Increase (Decrease)    70,989.29   162,901.34      132,793.10   48,524.63   161,458.53   128,948.47



(1)     Period from October 18, 2004 through December 31, 2004.

NOTE 7 - SELECTED PER UNIT DATA

Below is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds for the periods ended December
31 (year ended unless otherwise noted):

                                            2005          2004            2003           2002           2001
SUMMIT MUTUAL FUNDS, INC.
ZENITH SUBACCOUNT
Accumulation unit value-class 1                  $67.11        $63.55          $56.06          $41.87         $55.13
Prior year accumulation unit value-class 1       $63.55        $56.06          $41.87          $55.13         $50.18
Number of accumulation units outstanding,
 end of period-class 1                        73,419.77    723,144.15      758,483.67      840,714.42     933,411.56
Change in number of units - class 1           49,724.38)   (35,339.52)     (82,230.75)     (92,697.14)    (29,076.01)
Total net assets-class 1                      5,477,874    46,252,968      42,522,000      35,203,454      51,460,678
Payout unit value-class 1                        $67.11        $63.55          $56.06          $41.87         $55.13
Prior year payout unit value-class 1             $63.55        $56.06          $41.87          $55.13         $50.18
Number of payout units outstanding,
 end of period-class 1                         4,242.80      4,715.14        5,193.08        5,689.80       6,146.92
Change in number of units - payout              (472.34)      (477.94)        (496.72)        (457.12)       (618.70)
Total net assets-payout                         284,734       299,631         291,124         238,250        338,891
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                           5.61%        13.35%          33.88%         -24.05%          9.86%
Investment income ratio - class 1 (3)              1.56%         1.49%           0.13%           0.61%           ---(7)
Accumulation unit value-class 2                  $15.13        $14.35          $12.69           $9.49         $12.52
Prior year accumulation unit value-class 2       $14.35        $12.69           $9.49          $12.52         $11.42
Number of accumulation units outstanding,
 end of period-class 2                        84,984.12     84,850.13       66,026.72       60,838.02      36,626.49
Change in number of units - class 2              133.99     18,823.41        5,188.70       24,211.53      35,022.29
Total net assets-class 2                      1,285,500     1,217,776         837,643         577,602        458,746
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                           5.39%        13.13%          33.62%         -24.20%          9.66%
Investment income ratio - class 2 (3)              1.68%         1.27%           0.11%           0.49%           ---(7)
Accumulation unit value-class 3                  $11.50        $10.94(8)
Prior year accumulation unit value-class 3       $10.94         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        37,135.33      5,495.69
Change in number of units - class 3           31,639.63      5,495.69
Total net assets-class 3                        426,891        60,121
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           5.08%         9.40%(5)
Investment income ratio - class 3 (3)              0.79%          ---

BALANCED INDEX SUBACCOUNT
Accumulation unit value-class 1                  $10.60        $10.41           $9.80           $8.43           $9.62
Prior year accumulation unit value-class 1       $10.41         $9.80           $8.43           $9.62          $10.18
Number of accumulation units outstanding,
 end of period-class 1                       851,849.83  1,001,894.54    1,066,098.76    1,167,082.96    1,274,744.86
Change in number of units - class 1         (150,044.71)   (64,204.22)    (100,984.20)    (107,661.90)    (88,318.29)
Total net assets-class 1                      9,026,039    10,431,215      10,445,966       9,836,152     12,259,833
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                           1.77%         6.26%          16.26%         -12.37%         -5.56%
Investment income ratio - class 1 (3)              2.59%         1.62%           2.40%           3.60%           ---(7)
Accumulation unit value-class 2                   $9.95         $9.80           $9.24           $7.97          $9.11
Prior year accumulation unit value-class 2        $9.80         $9.24           $7.97           $9.11          $9.67
Number of accumulation units outstanding,
 end of period-class 2                        55,169.10     54,288.97       54,044.96       39,028.91      31,620.58
Change in number of units - class 2              880.13        244.01       15,016.05        7,408.34      21,194.39
Total net assets-class 2                        549,116       532,025         499,483         310,915        288,039
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                           1.57%         6.04%          16.01%         -12.55%         -5.76%
Investment income ratio - class 2 (3)              2.59%         1.67%           2.28%           3.97%           ---(7)
Accumulation unit value-class 3                  $10.69        $10.56(8)
Prior year accumulation unit value-class 3       $10.56         $ ---
Number of accumulation units outstanding,
 end of period-class 3                         3,432.29           ---
Change in number of units - class 3            3,432.29           ---
Total net assets-class 3                         36,699           ---
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           1.26%         5.59%(5)
Investment income ratio - class 3 (3)              1.13%          ---



                                            2005          2004            2003           2002           2001
SUMMIT MUTUAL FUNDS, INC.

BOND SUBACCOUNT
Accumulation unit value-class 1                  $36.78        $36.45          $35.39          $33.11         $31.71
Prior year accumulation unit value-class 1       $36.45        $35.39          $33.11          $31.71         $30.05
Number of accumulation units outstanding,
 end of period-class 1                       673,572.97    832,890.05      888,453.07      925,826.28     826,083.48
Change in number of units - class 1         (159,317.08)   (55,563.02)     (37,373.21)      99,742.80     103,681.82
Total net assets-class 1                     24,772,404    30,361,841      31,442,763      30,656,497     26,194,149
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                           0.89%         3.00%           6.88%           4.43%          5.51%
Investment income ratio - class 1 (3)              4.55%         4.50%           7.07%           5.97%           ---(7)
Accumulation unit value-class 2                  $12.61        $12.53          $12.19          $11.42         $10.96
Prior year accumulation unit value-class 2       $12.53        $12.19          $11.42          $10.96         $10.41
Number of accumulation units outstanding,
end of period-class 2                        143,499.82    167,267.67      204,919.39      180,666.70     100,048.41
Change in number of units - class 2          (23,767.85)   (37,651.72)      24,252.69       80,618.29      77,182.92
Total net assets-class 2                      1,809,856     2,095,416       2,497,236       2,064,007      1,096,751
Expense ratio-class 2 (1)                          1.45%         1.45%          1.45%            1.45%          1.45%
Total return-class 2 (2)                           0.68%         2.80%          6.67%            4.22%          5.28%
Investment income ratio - class 2 (3)              4.62%         3.87%          7.08%            6.32%           ---(7)
Accumulation unit value-class 3                  $10.06        $10.02(8)
Prior year accumulation unit value-class 3       $10.02         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        28,798.34      1,170.64
Change in number of units - class 3           27,627.70      1,170.64
Total net assets-class 3                        289,608        11,728
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           0.38%         0.19%(5)
Investment income ratio - class 3 (3)              4.69%          ---

S&P 500 INDEX SUBACCOUNT
Accumulation unit value-class 1                  $18.94        $18.35          $16.84          $13.32         $17.41
Prior year accumulation unit value-class 1       $18.35        $16.84          $13.32          $17.41         $20.12
Number of accumulation units outstanding,
 end of period-class 1                     2,748,191.91  3,171,141.08    3,377,085.68    3,647,640.38   4,297,887.68
Change in number of units - class 1         (422,949.17)  (205,944.60)    (270,554.69)    (650,247.30)   (616,448.48)
Total net assets-class 1                     52,063,314    58,196,294      56,855,264      48,582,704     74,826,869
Payout unit value-class 1                        $18.94        $18.35          $16.84          $13.32         $17.41
Prior year payout unit value-class 1             $18.35        $16.84          $13.32          $17.41            ---
Number of payout units outstanding,
 end of period-class 1                           112.38        194.65          280.36          366.95         458.23
Change in number of units - payout               (82.28)       (85.71)         (86.60)         -91.28         458.23
Total net assets-payout                           2,129         3,572           4,720           4,887          7,978
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                           3.24%         9.00%          26.40%         -23.50%        -13.47%
Investment income ratio - class 1 (3)              1.54%         0.40%           0.90%           0.41%           ---(7)
Accumulation unit value-class 2                   $8.44         $8.19           $7.53           $5.97          $7.82
Prior year accumulation unit value-class 2        $8.19         $7.53           $5.97           $7.82          $9.05
Number of accumulation units outstanding,
 end of period-class 2                       272,328.14    255,392.22      201,349.95      121,311.37      79,733.30
Change in number of units - class 2           16,935.92     54,042.27       80,038.58       41,578.07      46,426.10
Total net assets-class 2                      2,297,788     2,091,438       1,515,732         723,969        623,311
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                           3.03%         8.78%          26.14%         -23.66%        -13.65%
Investment income ratio - class 2 (3)              1.37%         0.35%           0.65%           0.38%           ---(7)
Accumulation unit value-class 3                  $11.23        $10.93(8)
Prior year accumulation unit value-class 3       $10.93         $ ---
Number of accumulation units outstanding,
 end of period-class 3                       123,874.52     13,391.47
Change in number of units - class 3          110,483.05     13,391.47
Total net assets-class 3                      1,390,693       146,353
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           2.73%         9.29%(5)
Investment income ratio - class 3 (3)              0.33%          ---


                                            2005          2004            2003           2002           2001
SUMMIT MUTUAL FUNDS, INC.

S&P MIDCAP 400 INDEX SUBACCOUNT
Accumulation unit value-class 1                  $17.36        $15.70          $13.73          $10.32         $12.31
Prior year accumulation unit value-class 1       $15.70        $13.73          $10.32          $12.31         $12.62
Number of accumulation units outstanding,
 end of period-class 1                     1,473,396.51  1,455,046.90    1,353,385.90    1,203,214.08   1,030,615.76
Change in number of units - class 1           18,349.61    101,661.00      150,171.82      172,598.32     324,504.90
Total net assets-class 1                     25,573,876    22,843,087      18,584,100      12,415,846     12,690,601
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                          10.56%        14.33%          33.07%         -16.20%         -2.39%
Investment income ratio - class 1 (3)              0.52%         0.25%           0.48%           0.53%           ---(7)
Accumulation unit value-class 2                  $14.51        $13.15          $11.53           $8.68         $10.38
Prior year accumulation unit value-class 2       $13.15        $11.53           $8.68          $10.38         $10.65
Number of accumulation units outstanding,
 end of period-class 2                       147,349.70    130,127.46       91,947.62       84,709.63      82,290.84
Change in number of units - class 2           17,222.25     38,179.84        7,237.99        2,418.79      49,280.42
Total net assets-class 2                      2,138,681     1,711,625       1,060,039         735,263        853,978
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                          10.35%        14.09%          32.82%         -16.36%         -2.58%
Investment income ratio - class 2 (3)              0.52%         0.20%           0.49%           0.53%           ---(7)
Accumulation unit value-class 3                  $12.44        $11.31(8)
Prior year accumulation unit value-class 3       $11.31         $ ---
Number of accumulation units outstanding,
 end of period-class 3                       114,724.77     16,965.30
Change in number of units - class 3           97,759.46     16,965.30
Total net assets-class 3                      1,427,594       191,880
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                          10.02%        13.10%(5)
Investment income ratio - class 3 (3)              0.17%          ---

RUSSELL 2000 SMALL CAP INDEX SUBACCOUNT
Accumulation unit value-class 1                  $12.86        $12.52          $10.77           $7.46         $9.56
Prior year accumulation unit value-class 1       $12.52        $10.77           $7.46           $9.56         $9.54
Number of accumulation units outstanding,
 end of period-class 1                       826,904.98    840,237.79      733,594.39      549,744.05    419,734.10
Change in number of units - class 1          (13,332.82)   106,643.40      183,850.34      130,009.95    297,427.87
Total net assets-class 1                     10,634,808    10,519,172       7,899,983       4,099,387     4,014,219
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%        1.25%
Total return-class 1 (2)                           2.73%        16.25%          44.41%         -22.03%        0.29%
Investment income ratio - class 1 (3)              0.49%         0.19%           0.52%           0.21%           ---(7)
Accumulation unit value-class 2                  $12.49        $12.19          $10.50           $7.29          $9.37
Prior year accumulation unit value-class 2       $12.19        $10.50           $7.29           $9.37          $9.36
Number of accumulation units outstanding,
 end of period-class 2                        84,700.09     77,177.96       61,834.83       62,448.36      50,049.63
Change in number of units - class 2            7,522.13     15,343.13         -613.53       12,398.73      39,743.95
Total net assets-class 2                      1,058,265       940,483         649,489         455,099        468,746
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                           2.53%        16.02%          44.13%         -22.19%          0.08%
Investment income ratio - class 2 (3)              0.46%         0.17%           0.56%           0.20%           ---(7)
Accumulation unit value-class 3                  $11.67        $11.41(8)
Prior year accumulation unit value-class 3       $11.41         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        76,084.53      5,804.86
Change in number of units - class 3           70,279.67      5,804.86
Total net assets-class 3                        887,623        66,248
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           2.22%        14.12%(5)
Investment income ratio - class 3 (3)              0.08%   ---




                                            2005          2004            2003           2002           2001
SUMMIT MUTUAL FUNDS, INC.

NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value-class 1                   $4.00         $4.00           $3.68           $2.51          $4.06
Prior year accumulation unit value-class 1        $4.00         $3.68           $2.51           $4.06          $6.15
Number of accumulation units outstanding,
 end of period-class 1                     1,109,044.39  1,361,584.15    1,303,124.03      802,204.94     756,789.81
Change in number of units - class 1         (252,539.76)    58,460.12      500,919.09       45,415.12     413,971.44
Total net assets-class 1                      4,439,194     5,447,099       4,794,545       2,010,590      3,072,181
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                           0.05%         8.73%          46.80%         -38.26%        -33.96%
Investment income ratio - class 1 (3)              0.59%          ---             ---             ---            ---(7)
Accumulation unit value-class 2                   $3.98         $3.98           $3.67           $2.51          $4.07
Prior year accumulation unit value-class 2        $3.98         $3.67           $2.51           $4.07          $6.17
Number of accumulation units outstanding,
 end of period-class 2                       164,300.86    155,394.44      189,525.65      100,772.14      82,530.96
Change in number of units - class 2            8,906.43    (34,131.21)      88,753.51       18,241.18      57,588.46
Total net assets-class 2                        653,617       619,091         695,885         252,531        335,653
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                          -0.15%         8.51%          46.52%         -38.38%        -34.09%
Investment income ratio - class 2 (3)              0.52%          ---             ---             ---            ---(7)
Accumulation unit value-class 3                  $11.23        $11.29(8)
Prior year accumulation unit value-class 3       $11.29         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        7,065.75       1,418.21
Change in number of units - class 3           5,647.54       1,418.21
Total net assets-class 3                        79,383         16,005
Expense ratio-class 3 (1)                         1.75%          1.75%
Total return-class 3 (2)                         -0.45%         12.85%(5)
Investment income ratio - class 3 (3)             0.26%           ---

LEHMAN AGGREGATE BOND INDEX SUBACCOUNT
Accumulation unit value-class 1                  $10.27        $10.24          $10.01(4)
Prior year accumulation unit value-class 1       $10.24        $10.01             ---
Number of accumulation units outstanding,
 end of period-class 1                        86,289.60     74,770.66       34,419.42
Change in number of units - class 1           11,518.94     40,351.24       34,419.42
Total net assets-class 1                        886,367       765,580         344,579
Expense ratio-class 1 (1)                          1.25      %   1.25%           1.25%
Total return-class 1 (2)                           0.32%         2.28%           0.11%(5)
Investment income ratio - class 1 (3)              3.89%         2.96%           0.91%
Accumulation unit value-class 2                  $10.22        $10.20          $10.00(4)
Prior year accumulation unit value-class 2       $10.20        $10.00             ---
Number of accumulation units outstanding,
 end of period-class 2                        37,959.63     35,920.24        9,933.98
Change in number of units - class 2            2,039.39     25,986.26        9,933.98
Total net assets-class 2                        387,785       366,534          99,318
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%
Total return-class 2 (2)                           0.11%         2.06%          -0.02%(5)
Investment income ratio - class 2 (3)              3.54%         1.78%           1.69%
Accumulation unit value-class 3                   $9.97         $9.99(8)
Prior year accumulation unit value-class 3        $9.99         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        22,509.86      1,727.22
Change in number of units - class 3           20,782.64      1,727.22
Total net assets-class 3                        224,497        17,256
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                          -0.17%         -0.09%(5)
Investment income ratio - class 3 (3)              3.13%           ---



                                            2005          2004            2003           2002           2001
SUMMIT MUTUAL FUNDS, INC.

EAFE INTERNATIONAL INDEX SUBACCOUNT
Accumulation unit value-class 1                  $17.13        $15.41          $13.22(4)
Prior year accumulation unit value-class 1       $15.41        $13.22             ---
Number of accumulation units outstanding,
 end of period-class 1                        99,562.87     70,287.26       13,451.90
Change in number of units - class 1           29,275.62     56,835.36       13,451.90
Total net assets-class 1                      1,705,628     1,083,080         177,877
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%
Total return-class 1 (2)                          11.17%        16.53%          32.23%(5)
Investment income ratio - class 1 (3)              0.79%         0.63%            ---
Accumulation unit value-class 2                  $17.04        $15.36          $13.21(4)
Prior year accumulation unit value-class 2       $15.36        $13.21             ---
Number of accumulation units outstanding,
 end of period-class 2                        16,997.08     14,924.54        5,991.96
Change in number of units - class 2            2,072.54      8,932.58        5,991.96
Total net assets-class 2                        289,660       229,202          79,128
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%
Total return-class 2 (2)                          10.97%        16.29%          32.06%(5)
Investment income ratio - class 2 (3)              0.88%         0.67%            ---
Accumulation unit value-class 3                  $12.47        $11.27(8)
Prior year accumulation unit value-class 3       $11.27         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        20,768.86        843.85
Change in number of units - class 3           19,925.01        843.85
Total net assets-class 3                        259,000         9,511
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                          10.64%        12.71%(5)
Investment income ratio - class 3 (3)              0.11%          ---

SCUDDER VARIABLE SERIES I

MONEY MARKET SUBACCOUNT
Accumulation unit value-class 1                  $19.46        $19.18          $19.25          $19.35         $19.29
Prior year accumulation unit value-class 1       $19.18        $19.25          $19.35          $19.29         $18.80
Number of accumulation units outstanding,
 end of period-class 1                       367,445.89    442,132.46      638,133.42      931,729.76   1,140,681.85
Change in number of units - class 1          (74,686.57   (196,000.96)    (293,596.34)    (208,952.10)     90,034.42
Total net assets-class 1                      7,151,327     8,481,953      12,286,838      18,025,188     22,007,619
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%         1.25%
Total return-class 1 (2)                           1.45%        -0.35%          -0.43%           0.24%         2.61%
Investment income ratio - class 1 (3)              2.78%         0.83%           0.84%           1.44%          ---(7)
Accumulation unit value-class 2                  $10.51        $10.38          $10.43          $10.49         $10.49
Prior year accumulation unit value-class 2       $10.38        $10.43          $10.49          $10.49         $10.24
Number of accumulation units outstanding,
 end of period-class 2                       101,761.81     76,293.79       88,720.06      180,389.51   1,099,911.22
Change in number of units - class 2           25,468.02    (12,426.27)     (91,669.45)    (919,521.71)    985,450.93
Total net assets-class 2                      1,069,171       791,734         925,467       1,892,890     11,539,664
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                           1.24%        -0.52%          -0.59%           0.02%          2.41%
Investment income ratio - class 2 (3)              3.00%         0.81%           0.95%           2.05%           ---(7)
Accumulation unit value-class 3                  $10.09        $10.00(8)
Prior year accumulation unit value-class 3       $10.00         $ ---
Number of accumulation units outstanding,
 end of period-class 3                       108,769.42      1,648.41
Change in number of units - class 3          107,121.01      1,648.41
Total net assets-class 3                      1,097,536        16,477
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           0.95%        -0.05%(5)
Investment income ratio - class 3 (3)              3.40%         0.06%




                                            2005          2004            2003           2002           2001
SCUDDER VARIABLE SERIES I

CAPITAL GROWTH SUBACCOUNT
Accumulation unit value-class 1                  $26.40        $24.54          $23.01          $18.36         $26.25
Prior year accumulation unit value-class 1       $24.54        $23.01          $18.36          $26.25         $32.96
Number of accumulation units outstanding,
 end of period-class 1                       992,651.95  1,197,371.59    1,350,544.48    1,588,747.29   2,035,301.14
Change in number of units - class 1         (204,719.64)  (153,172.89)    (238,202.81)    (446,553.85)   (443,221.69)
Total net assets-class 1                     26,210,945    29,379,571      31,073,422      29,169,845     53,428,344
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                           7.61%         6.64%          25.31%         -30.06%        -20.36%
Investment income ratio - class 1 (3)              0.99%         0.54%           0.43%           0.34%           ---(7)
Accumulation unit value-class 2                   $6.86         $6.39           $6.00           $4.80          $6.88
Prior year accumulation unit value-class 2        $6.39         $6.00           $4.80           $6.88          $8.65
Number of accumulation units outstanding,
 end of period-class 2                        21,838.56     20,975.24       22,988.56       26,454.62      36,315.39
Change in number of units - class 2              863.32     (2,013.32)      (3,466.06)      (9,860.77)     18,993.38
Total net assets-class 2                        149,911       134,072         138,042         127,004        249,784
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                           7.39%         6.45%          25.08%         -30.20%        -20.51%
Investment income ratio - class 2 (3)              0.95%         0.54%           0.39%           0.40%           ---(7)
Accumulation unit value-class 3                  $11.61        $10.84(8)
Prior year accumulation unit value-class 3       $10.84         $ ---
Number of accumulation units outstanding,
 end of period-class 3                         6,396.15           ---
Change in number of units - class 3            6,396.15           ---
Total net assets-class 3                      74,266.94           ---
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           7.08%         8.43%(5)
Investment income ratio - class 3 (3)              0.08%          ---

INTERNATIONAL SUBACCOUNT
Accumulation unit value-class 1                  $21.85        $19.05          $16.55          $13.12         $16.27
Prior year accumulation unit value-class 1       $19.05        $16.55          $13.12          $16.27         $23.82
Number of accumulation units outstanding,
 end of period-class 1                       805,828.89    930,525.29    1,025,045.10    1,226,695.97   1,467,192.11
Change in number of units - class 1         (124,696.40)   (94,519.81)    (201,650.87)    (240,496.13)   (274,243.03)
Total net assets-class 1                     17,610,448    17,723,324      16,963,707      16,088,191     23,864,276
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                          14.74%        15.09%          26.18%         -19.37%        -31.71%
Investment income ratio - class 1 (3)              1.57%         1.25%           0.73%           0.88%           ---(7)
Accumulation unit value-class 2                   $7.92         $6.92           $6.02           $4.78          $5.94
Prior year accumulation unit value-class 2        $6.92         $6.02           $4.78           $5.94          $8.72
Number of accumulation units outstanding,
 end of period-class 2                        47,552.75     47,498.91       47,599.35       52,491.50      42,867.14
Change in number of units - class 2               53.83       (100.44)      -4,892.15        9,624.36      12,083.67
Total net assets-class 2                        376,756       328,629         286,721         251,091        254,836
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                          14.51%        14.86%          25.93%         -19.54%        -31.85%
Investment income ratio - class 2 (3)              1.55%         1.27%           0.73%           0.81%           ---(7)



                                            2005          2004            2003           2002           2001
AIM VARIABLE INSURANCE FUND, INC.

CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value-class 1                  $10.06         $9.36           $8.89           $6.95          $9.30
Prior year accumulation unit value-class 1        $9.36         $8.89           $6.95           $9.30         $12.27
Number of accumulation units outstanding,
 end of period-class 1                       684,079.82    784,272.84      859,121.04      910,348.24   1,052,236.08
Change in number of units - class 1         (100,193.01)   (74,848.20)     (51,227.20)    (141,887.84)    (72,042.30)
Total net assets-class 1                      6,882,431     7,340,731       7,635,679       6,324,790      9,785,228
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%          1.25%           1.25%
Total return-class 1 (2)                           7.49%         5.31%          27.92%        -25.29%         -24.23%
Investment income ratio - class 1 (3)              0.06%          ---             ---            ---             ---(7)
Accumulation unit value-class 2                   $6.63         $6.18           $5.88          $4.61           $6.18
Prior year accumulation unit value-class 2        $6.18         $5.88           $4.61          $6.18           $8.17
Number of accumulation units outstanding,
 end of period-class 2                        37,120.68     42,442.13       41,220.60      37,982.92       49,992.93
Change in number of units - class 2           (5,321.45)     1,221.53        3,237.68     (12,010.01)      13,371.00
Total net assets-class 2                        246,185       262,360         242,455        175,004         308,946
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%          1.45%           1.45%
Total return-class 2 (2)                           7.29%         5.10%          27.66%        -25.44%         -24.37%
Investment income ratio - class 2 (3)              0.06%          ---             ---            ---             ---(7)
Accumulation unit value-class 3                  $11.81        $11.04(8)
Prior year accumulation unit value-class 3       $11.04         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        22,088.38      3,547.59
Change in number of units - class 3           18,540.78      3,547.59
Total net assets-class 3                        260,962        39,183
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           6.97%        10.45%(5)
Investment income ratio - class 3 (3)              0.10%          ---

GROWTH SUBACCOUNT
Accumulation unit value-class 1                   $4.86         $4.58           $4.29           $3.31          $4.85
Prior year accumulation unit value-class 1        $4.58         $4.29           $3.31           $4.85          $7.43
Number of accumulation units outstanding,
 end of period-class 1                       522,519.82    496,080.11      360,350.88      235,244.75     181,578.75
Change in number of units - class 1           26,439.71    135,729.23      125,106.13       53,666.00      63,689.12
Total net assets-class 1                      2,540,470     2,272,176       1,544,194         777,752        880,596
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%         1.25%
Total return-class 1 (2)                           6.15%         6.88%          29.61%         -31.83%       -34.70%
Investment income ratio - class 1 (3)               ---           ---             ---             ---           ---(7)
Accumulation unit value-class 2                   $4.88         $4.60           $4.32           $3.34          $4.90
Prior year accumulation unit value-class 2        $4.60         $4.32           $3.34           $4.90          $7.52
Number of accumulation units outstanding,
 end of period-class 2                        54,917.68     40,634.68       21,713.21       18,354.07      20,821.31
Change in number of units - class 2           14,283.00     18,921.47        3,359.14       (2,467.24)      5,195.10
Total net assets-class 2                        267,907       187,115          93,728          61,244        102,108
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                           5.94%         6.68%          29.36%         -31.96%        -34.83%
Investment income ratio - class 2 (3)               ---           ---             ---             ---            ---(7)

BASIC BALANCED SUBACCOUNT
Accumulation unit value-class 3                  $11.13        $10.76(8)
Prior year accumulation unit value-class 3       $10.76         $ ---
Number of accumulation units outstanding,
 end of period-class 3                         3,047.59        117.08
Change in number of units - class 3            2,930.50        117.08
Total net assets-class 3                         33,919         1,259
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           3.47%         7.57%(5)
Investment income ratio - class 3 (3)              2.64%         1.40%

BASIC VALUE SUBACCOUNT
Accumulation unit value-class 3                  $11.61        $11.17(8)
Prior year accumulation unit value-class 3       $11.17         $ ---
Number of accumulation units outstanding,
 end of period-class 3                         2,204.11        448.63
Change in number of units - class 3            1,755.48        448.63
Total net assets-class 3                         25,591         5,012
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           3.92%        11.72%(5)
Investment income ratio - class 3 (3)              0.10%          ---



                                            2005          2004            2003           2002           2001
MFS VARIABLE INSURANCE TRUST

INVESTORS TRUST SUBACCOUNT
Accumulation unit value-class 1                  $16.60        $15.67          $14.24          $11.81         $15.12
Prior year accumulation unit value-class 1       $15.67        $14.24          $11.81          $15.12         $18.22
Number of accumulation units outstanding,
 end of period-class 1                       899,510.00  1,056,026.70    1,266,221.76    1,618,398.26   1,977,403.94
Change in number of units - class 1         (156,516.70)  (210,195.06)    (352,176.50)    (359,005.68)   (276,347.48)
Total net assets-class 1                     14,936,256    16,543,440      18,036,215      19,107,214     29,905,505
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                           5.99%         9.98%          20.65%         -21.94%        -16.99%
Investment income ratio - class 1 (3)              0.55%         0.61%           0.65%           0.56%           ---(7)
Accumulation unit value-class 2                   $8.90         $8.41           $7.66           $6.36          $8.17
Prior year accumulation unit value-class 2        $8.41         $7.66           $6.36           $8.17          $9.86
Number of accumulation units outstanding,
 end of period-class 2                        28,817.28     27,011.26       34,414.52       22,439.53      21,233.29
Change in number of units - class 2            1,806.02     (7,403.26)      11,974.99        1,206.24       7,209.55
Total net assets-class 2                        256,401       227,213         263,722         142,826        173,476
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                           5.77%         9.77%          20.40%         -22.09%        -17.16%
Investment income ratio - class 2 (3)              0.55%         0.68%           0.53%           0.67%           ---(7)

HIGH INCOME SUBACCOUNT
Accumulation unit value-class 1                  $15.02        $14.88          $13.80          $11.85         $11.69
Prior year accumulation unit value-class 1       $14.88        $13.80          $11.85          $11.69         $11.60
Number of accumulation units outstanding,
 end of period-class 1                       482,555.97    507,328.47      484,013.81      455,156.94     536,803.63
Change in number of units - class 1          (24,772.49)    23,314.66       28,856.87      (81,646.68)     (9,419.57)
Total net assets-class 1                      7,248,493     7,550,818       6,681,724       5,392,313      6,276,823
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                           0.92%         7.81%          16.52%           1.32%          0.84%
Investment income ratio - class 1 (3)              6.47%         4.49%           4.05%           7.38%           ---(7)
Accumulation unit value-class 2                  $11.84        $11.76          $10.93           $9.40          $9.30
Prior year accumulation unit value-class 2       $11.76        $10.93           $9.40           $9.30          $9.24
Number of accumulation units outstanding,
 end of period-class 2                        50,089.04     45,083.25       34,209.48       22,611.32      45,248.57
Change in number of units - class 2            5,005.79     10,873.77       11,598.16      (22,637.25)     29,542.35
Total net assets-class 2                        592,963       530,083         373,872         212,541        420,734
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                           0.68%         7.58%          16.27%           1.09%          0.61%
Investment income ratio - class 2 (3)              7.17%         4.28%           3.52%          10.04%           ---(7)
Accumulation unit value-class 3                  $10.31        $10.27(8)
Prior year accumulation unit value-class 3       $10.27         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        31,781.86     10,291.80
Change in number of units - class 3           21,490.06     10,291.80
Total net assets-class 3                        327,718       105,713
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           0.39%         2.72%(5)
Investment income ratio - class 3 (3)              5.10%          ---



                                            2005          2004            2003           2002           2001
MFS VARIABLE INSURANCE TRUST

EMERGING GROWTH SUBACCOUNT
Accumulation unit value-class 1                  $15.14        $14.04          $12.59           $9.78         $14.96
Prior year accumulation unit value-class 1       $14.04        $12.59           $9.78          $14.96         $22.77
Number of accumulation units outstanding,
 end of period-class 1                       979,810.54  1,170,724.42    1,326,242.36    1,485,090.97   1,863,345.02
Change in number of units - class 1         (190,913.88)  (155,517.94)    (158,848.61)    (378,254.05)   (339,937.40)
Total net assets-class 1                     14,835,311    16,438,025      16,690,999      14,531,303     27,869,251
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                           7.83%        11.57%          28.62%         -34.58%        -34.31%
Investment income ratio - class 1 (3)               ---           ---             ---             ---            ---(7)
Accumulation unit value-class 2                   $5.38         $5.00           $4.49           $3.50          $5.36
Prior year accumulation unit value-class 2        $5.00         $4.49           $3.50           $5.36          $8.17
Number of accumulation units outstanding,
 end of period-class 2                        60,769.85     46,342.24       49,561.70       56,912.99      75,635.46
Change in number of units - class 2           14,427.61     (3,219.46)      (7,351.29)     (18,722.47)     36,593.53
Total net assets-class 2                        326,870       231,591         222,464         198,996        405,035
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                           7.63%        11.33%          28.38%         -34.71%        -34.44%
Investment income ratio - class 2 (3)               ---           ---             ---             ---            ---(7)

TOTAL RETURN SUBACCOUNT
Accumulation unit value-class 1                  $13.31        $13.11          $11.92          $10.38         $11.08
Prior year accumulation unit value-class 1       $13.11        $11.92          $10.38          $11.08         $11.19
Number of accumulation units outstanding,
 end of period-class 1                       512,385.94    440,733.64      387,132.97      376,461.60     314,617.74
Change in number of units - class 1           71,652.30     53,600.67       10,671.37       61,843.86     118,264.53
Total net assets-class 1                      6,820,364     5,776,643       4,615,310       3,906,286      3,485,096
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                           1.56%         9.94%          14.89%          -6.33%         -0.98%
Investment income ratio - class 1 (3)              2.03%         1.58%           1.71%           1.66%           ---(7)
Accumulation unit value-class 2                  $13.22        $13.04          $11.89          $10.37         $11.09
Prior year accumulation unit value-class 2       $13.04        $11.89          $10.37          $11.09         $11.22
Number of accumulation units outstanding,
 end of period-class 2                        73,226.66     74,011.79       48,515.02       49,271.07      43,802.08
Change in number of units - class 2             (785.13)    25,496.77         -756.05        5,468.98      40,065.86
Total net assets-class 2                        968,002       965,294         576,649         510,727        485,737
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                           1.36%         9.73%          14.67%          -6.53%         -1.19%
Investment income ratio - class 2 (3)              1.98%         1.27%           1.61%           1.88%           ---(7)
Accumulation unit value-class 3                  $10.76        $10.64(8)
Prior year accumulation unit value-class 3       $10.64         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        31,650.28        376.43
Change in number of units - class 3           31,273.84        376.43
Total net assets-class 3                        340,404         4,007
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           1.04%         6.45%(5)
Investment income ratio - class 3 (3)              0.93%          ---




                                            2005          2004            2003           2002           2001
MFS VARIABLE INSURANCE TRUST

NEW DISCOVERY SUBACCOUNT
Accumulation unit value-class 1                   $8.74         $8.41           $7.99           $6.05          $8.96
Prior year accumulation unit value-class 1        $8.41         $7.99           $6.05           $8.96          $9.55
Number of accumulation units outstanding,
 end of period-class 1                       375,933.26    397,752.51      338,916.64      247,919.43     170,527.89
Change in number of units - class 1          (21,819.25)    58,835.87       90,997.21       77,391.54      62,271.03
Total net assets-class 1                      3,285,792     3,344,478       2,708,944       1,500,460      1,528,343
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                           3.95%         5.20%          32.07%         -32.47%         -6.20%
Investment income ratio - class 1 (3)               ---           ---             ---             ---            ---(7)
Accumulation unit value-class 2                   $8.13         $7.84           $7.47           $5.67          $8.41
Prior year accumulation unit value-class 2        $7.84         $7.47           $5.67           $8.41          $8.98
Number of accumulation units outstanding,
 end of period-class 2                        57,211.04     51,631.19       44,553.00       36,313.22      32,284.78
Change in number of units - class 2            5,579.85      7,078.19        8,239.78        4,028.44      11,580.90
Total net assets-class 2                        465,327       404,806         332,680         205,721        271,430
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                           3.74%         5.00%          31.81%         -32.62%         -6.39%
Investment income ratio - class 2 (3)               ---           ---             ---             ---            ---(7)
Accumulation unit value-class 3                  $11.93        $11.53(8)
Prior year accumulation unit value-class 3       $11.53         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        20,131.20        718.14
Change in number of units - class 3           19,413.06        718.14
Total net assets-class 3                        240,097         8,281
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           3.43%        15.31%(5)
Investment income ratio - class 3 (3)               ---           ---

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INCOME & GROWTH SUBACCOUNT
Accumulation unit value-class 1                   $9.59         $9.28           $8.31           $6.51          $8.17
Prior year accumulation unit value-class 1        $9.28         $8.31           $6.51           $8.17          $9.03
Number of accumulation units outstanding,
 end of period-class 1                       191,577.71    167,925.10      117,499.36       87,468.64      59,728.25
Change in number of units - class 1           23,652.61     50,425.74       30,030.72       27,740.39      22,466.95
Total net assets-class 1                      1,837,240     1,558,248         976,975         569,264        488,105
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                           3.35%        11.60%          27.76%         -20.36%         -9.48%
Investment income ratio - class 1 (3)              1.97%         1.15%           1.01%           0.89%           ---(7)
Accumulation unit value-class 2                   $9.68         $9.38           $8.42           $6.61          $8.31
Prior year accumulation unit value-class 2        $9.38         $8.42           $6.61           $8.31          $9.20
Number of accumulation units outstanding,
 end of period-class 2                        46,128.45     43,024.35       30,461.21       18,473.91      15,580.98
Change in number of units - class 2            3,104.10     12,563.14       11,987.30        2,892.94      15,580.98
Total net assets-class 2                        446,393       403,697         256,630         122,061        129,531
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                           3.14%        11.37%          27.51%         -20.52%         -9.66%
Investment income ratio - class 2 (3)              1.81%         1.08%           0.87%           0.93%           ---(7)
Accumulation unit value-class 3                  $11.28        $10.97(8)
Prior year accumulation unit value-class 3       $10.97         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        14,065.94      7,076.12
Change in number of units - class 3            6,989.82      7,076.12
Total net assets-class 3                        158,639        77,607
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           2.83%         9.67%(5)
Investment income ratio - class 3 (3)              1.32%          ---



                                            2005          2004            2003           2002           2001
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VALUE SUBACCOUNT
Accumulation unit value-class 1                  $17.26        $16.64          $14.73          $11.57         $13.40
Prior year accumulation unit value-class 1       $16.64        $14.73          $11.57          $13.40         $12.03
Number of accumulation units outstanding,
 end of period-class 1                       493,052.20    465,871.27      433,219.53      414,792.73     341,587.70
Change in number of units - class 1           27,180.93     32,651.74       18,426.80       73,205.02     305,656.36
Total net assets-class 1                      8,510,574     7,750,542       6,382,602       4,797,767      4,578,341
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                           3.75%        12.92%          27.37%         -13.70%         11.44%
Investment income ratio - class 1 (3)              0.85%         0.96%           0.97%           0.92%           ---(7)
Accumulation unit value-class 2                  $17.36        $16.76          $14.87          $11.70         $13.59
Prior year accumulation unit value-class 2       $16.76        $14.87          $11.70          $13.59         $12.22
Number of accumulation units outstanding,
 end of period-class 2                        59,960.54     57,197.36       47,860.73       35,494.34      35,166.90
Change in number of units - class 2            2,763.18      9,336.63       12,366.39          327.44      28,372.54
Total net assets-class 2                      1,040,616       958,877         711,904         415,349        477,792
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                           3.52%        12.71%          27.11%         -13.87%         11.20%
Investment income ratio - class 2 (3)              0.88%         0.91%           0.79%           1.03%           ---(7)
Accumulation unit value-class 3                  $11.42        $11.06(8)
Prior year accumulation unit value-class 3       $11.06         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        30,318.82      5,159.79
Change in number of units - class 3           25,159.03      5,159.79
Total net assets-class 3                        346,272        57,090
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           3.22%        10.64%(5)
Investment income ratio - class 3 (3)              0.27%          ---

INTERNATIONAL SUBACCOUNT
Accumulation unit value-class 3                  $12.56        $11.29(8)
Prior year accumulation unit value-class 3       $11.29         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        15,830.63        447.50
Change in number of units - class 3           15,383.12        447.50
Total net assets-class 3                        198,842         5,050
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                          11.30%        12.85%(5)
Investment income ratio - class 3 (3)              0.35%          ---



                                            2005          2004            2003           2002           2001
OPPENHEIMER VARIABLE ACCOUNT FUNDS

MAIN STREET SUBACCOUNT
Accumulation unit value-class 1                   $9.14         $8.73           $8.07           $6.45          $8.04
Prior year accumulation unit value-class 1        $8.73         $8.07           $6.45           $8.04          $9.06
Number of accumulation units outstanding,
 end of period-class 1                       474,032.25    473,852.32      480,305.05      380,438.35     263,546.49
Change in number of units - class 1              179.93     (6,452.73)      99,866.70      116,891.86     155,879.59
Total net assets-class 1                      4,330,564     4,135,920       3,877,906       2,454,143      2,119,728
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                           4.67%         8.11%          25.16%         -19.80%        -11.27%
Investment income ratio - class 1 (3)              1.30%         0.83%           0.85%           0.69%           ---(7)
Accumulation unit value-class 2                   $9.02         $8.64           $8.00           $6.41          $8.01
Prior year accumulation unit value-class 2        $8.64         $8.00           $6.41           $8.01          $9.04
Number of accumulation units outstanding,
 end of period-class 2                        63,697.46     69,395.97       70,514.64       51,390.05      51,297.88
Change in number of units - class 2           (5,698.51)    (1,118.67)      19,124.59           92.17      24,197.52
Total net assets-class 2                        574,613       599,253         564,361         329,280        410,644
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                           4.47%         7.89%          24.91%         -19.96%        -11.44%
Investment income ratio - class 2 (3)              1.33%         0.85%           0.75%           0.76%           ---(7)
Accumulation unit value-class 3                  $11.35        $10.89(8)
Prior year accumulation unit value-class 3       $10.89         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        10,234.29        865.68
Change in number of units - class 3            9,368.61        865.68
Total net assets-class 3                        116,125         9,432
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           4.15%         8.95%(5)
Investment income ratio - class 3 (3)              0.20%          ---

GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value-class 1                  $12.07        $10.69           $9.08           $6.43          $8.36
Prior year accumulation unit value-class 1       $10.69         $9.08           $6.43           $8.36          $9.62
Number of accumulation units outstanding,
 end of period-class 1                       378,651.89    287,133.15      213,656.46      138,981.85      73,225.62
Change in number of units - class 1           91,518.74     73,476.69       74,674.61       65,756.23      26,110.59
Total net assets-class 1                      4,569,189     3,068,994       1,940,387         893,492        612,094
Expense ratio-class 1 (1)                          1.25%         1.25        %   1.25%           1.25%          1.25%
Total return-class 1 (2)                          12.90%        17.69%          41.27%         -23.09%        -13.12%
Investment income ratio - class 1 (3)              0.88%         1.06%           0.56%           0.45%           ---(7)
Accumulation unit value-class 2                  $11.70        $10.39           $8.84           $6.27          $8.17
Prior year accumulation unit value-class 2       $10.39         $8.84           $6.27           $8.17          $9.42
Number of accumulation units outstanding,
 end of period-class 2                        33,529.46     28,702.95       25,489.46       25,480.70      18,542.27
Change in number of units - class 2            4,826.51      3,213.49            8.76        6,938.44      14,054.32
Total net assets-class 2                        392,353       298,080         225,374         159,812        151,527
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                          12.68%        17.45%          40.98%         -23.25%        -13.29%
Investment income ratio - class 2 (3)              1.00%         1.25%           0.64%           0.53%           ---(7)
Accumulation unit value-class 3                  $12.95        $11.53(8)
Prior year accumulation unit value-class 3       $11.53         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        23,042.47      2,448.93
Change in number of units - class 3           20,593.55      2,448.93
Total net assets-class 3                        298,357        28,228
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                          12.33%        15.27%(5)
Investment income ratio - class 3 (3)              0.26%          ---

CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value-class 3                  $11.21        $10.85(8)
Prior year accumulation unit value-class 3       $10.85         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        2,109.28            ---
Change in number of units - class 3           2,109.28            ---
Total net assets-class 3                        23,645            ---
Expense ratio-class 3 (1)                         1.75%          1.75%
Total return-class 3 (2)                          3.29%          8.53%(5)
Investment income ratio - class 3 (3)              ---            ---



                                            2005          2004            2003           2002           2001
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST

FOREIGN SECURITIES SUBACCOUNT
Accumulation unit value-class 1                  $15.28        $14.04          $11.99           $9.18         $11.42
Prior year accumulation unit value-class 1       $14.04        $11.99           $9.18          $11.42         $13.76
Number of accumulation units outstanding,
 end of period-class 1                       647,309.49    652,270.13      591,135.47      564,354.43     479,534.21
Change in number of units - class 1           (4,960.64)    61,134.66       26,781.04       84,820.22     (35,890.83)
Total net assets-class 1                      9,888,164     9,156,535       7,089,127       5,182,760      5,475,005
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                           8.82%        17.06%          30.59%          -19.57%       -17.04%
Investment income ratio - class 1 (3)              1.15%         1.05%           1.51%            1.65%          ---(7)
Accumulation unit value-class 2                  $10.60         $9.77           $8.36            $6.41         $7.99
Prior year accumulation unit value-class 2        $9.77         $8.36           $6.41            $7.99         $9.65
Number of accumulation units outstanding,
 end of period-class 2                        72,823.65     55,682.19       37,017.54        23,989.30      8,398.92
Change in number of units - class 2           17,141.47     18,664.65       13,028.24        15,590.38      5,098.71
Total net assets-class 2                        772,211       543,772         309,425          153,862        67,106
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%            1.45%         1.45%
Total return-class 2 (2)                           8.58%        16.83%          30.33%          -19.73%       -17.19%
Investment income ratio - class 2 (3)              1.24%         0.89%           1.29%            8.85%          ---(7)
Accumulation unit value-class 3                  $12.18        $11.25(8)
Prior year accumulation unit value-class 3       $11.25         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        35,734.12      7,904.88
Change in number of units - class 3           27,829.24      7,904.88
Total net assets-class 3                        435,251        88,930
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           8.27%        12.50%(5)
Investment income ratio - class 3 (3)              0.91%          ---

GROWTH SECURITIES SUBACCOUNT
Accumulation unit value-class 3                  $11.88        $11.11(8)
Prior year accumulation unit value-class 3       $11.11         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        11,709.53        526.83
Change in number of units - class 3           11,182.70        526.83
Total net assets-class 3                        139,142         5,852
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           6.98%        11.07%(5)
Investment income ratio - class 3 (3)              1.32%          ---

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

GUARDIAN SUBACCOUNT
Accumulation unit value-class 1                  $10.81        $10.10           $8.83           $6.78          $9.34
Prior year accumulation unit value-class 1       $10.10         $8.83           $6.78           $9.34          $9.60
Number of accumulation units outstanding,
 end of period-class 1                       486,873.93    478,003.29      364,534.17      278,742.36     126,869.80
Change in number of units - class 1            8,870.64    113,469.12       85,791.81      151,872.56      79,425.48
Total net assets-class 1                      5,262,693     4,825,821       3,217,557       1,890,403      1,184,373
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                           7.07%        14.38%          30.15%         -27.35%          -2.73%
Investment income ratio - class 1 (3)              0.15%         0.13%           0.89%           0.51%           ---(7)
Accumulation unit value-class 2                  $10.79        $10.10           $8.85           $6.81          $9.40
Prior year accumulation unit value-class 2       $10.10         $8.85           $6.81           $9.40          $9.68
Number of accumulation units outstanding,
 end of period-class 2                        56,142.17     50,043.08       41,943.34       28,579.16      19,419.23
Change in number of units - class 2            6,099.09      8,099.74       13,364.18        9,159.93      17,526.65
Total net assets-class 2                        605,873       505,469         371,102         194,700        182,488
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                           6.84%        14.16%          29.87%         -27.50%         -2.91%
Investment income ratio - class 2 (3)              0.15%         0.12%           0.97%           0.72%           ---(7)



                                            2005          2004            2003           2002           2001
ALGER AMERICAN FUND

LEVERAGED ALLCAP SUBACCOUNT
Accumulation unit value-class 1                   $9.70         $8.58           $8.03           $6.03          $9.24(6)
   Prior year accumulation unit value-class 1     $8.58         $8.03           $6.03           $9.24            ---
Number of accumulation units outstanding,
 end of period-class 1                       114,409.35     88,863.65       76,154.66       25,325.33       5,253.60
Change in number of units - class 1           25,545.71     12,708.99       50,829.33       20,071.73       5,253.60
Total net assets-class 1                      1,109,579       762,479         611,531         152,826         48,569
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                          13.03%         6.85%          33.07%         -34.73%         -7.55%(5)
   Investment income ratio - class 1 (3)            ---           ---             ---           0.01%            ---(7)
Accumulation unit value-class 2                   $9.61         $8.52           $7.99           $6.01          $9.23(6)
   Prior year accumulation unit value-class 2     $8.52         $7.99           $6.01           $9.23            ---
Number of accumulation units outstanding,
 end of period-class 2                         9,228.48      9,415.76        7,765.36        1,917.39       1,360.74
Change in number of units - class 2             (187.28)     1,650.40        5,847.97          556.65       1,360.74
Total net assets-class 2                         88,674        80,201          62,023          11,532         12,564
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                          12.81%         6.64%          32.80%         -34.86%         -7.67%(5)
   Investment income ratio - class 2 (3)            ---           ---             ---            0.01%           ---(7)
Accumulation unit value-class 3                  $12.72        $11.31(8)
Prior year accumulation unit value-class 3       $11.31         $ ---
Number of accumulation units outstanding,
 end of period-class 3                         5,265.96           ---
Change in number of units - class 3            5,265.96           ---
Total net assets-class 3                         66,999           ---
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                          12.48%        13.12%(5)
Investment income ratio - class 3 (3)               ---           ---

MIDCAP GROWTH SUBACCOUNT
Accumulation unit value-class 1                  $11.91        $10.98           $9.83           $6.74          $9.68(6)
   Prior year accumulation unit value-class 1    $10.98         $9.83           $6.74           $9.68            ---
Number of accumulation units outstanding,
 end of period-class 1                       316,558.27    298,776.71      193,362.12       48,713.41      19,188.72
Change in number of units - class 1           17,781.57    105,414.59      144,648.71       29,524.68      19,188.72
Total net assets-class 1                      3,769,934     3,280,461       1,901,639         328,180        185,765
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                           8.47%        11.64%          45.98%         -30.41%         -3.19%   (5)
   Investment income ratio - class 1 (3)            ---           ---             ---             ---            ---(7)
Accumulation unit value-class 2                  $11.80        $10.90           $9.78           $6.71          $9.67(6)
   Prior year accumulation unit value-class 2    $10.90         $9.78           $6.71           $9.67            ---
Number of accumulation units outstanding,
 end of period-class 2                        10,102.87     12,814.68       11,564.73        2,437.39       1,405.78
Change in number of units - class 2           (2,711.81)     1,249.95        9,127.34        1,031.61       1,405.78
Total net assets-class 2                        119,197       139,656         113,114          16,365         13,591
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                           8.26%        11.42%          45.68%         -30.55%         -3.32%(5)
   Investment income ratio - class 2 (3)            ---           ---             ---             ---            ---(7)
Accumulation unit value-class 3                  $12.51        $11.59(8)
Prior year accumulation unit value-class 3       $11.59         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        22,909.05           ---
Change in number of units - class 3           22,909.05           ---
Total net assets-class 3                        286,629           ---
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           7.94%        15.92%(5)
Investment income ratio - class 3 (3)               ---           ---




                                            2005          2004            2003           2002           2001
SELIGMAN PORTFOLIOS, INC.

COMMUNICATIONS & INFORMATION SUBACCOUNT
Accumulation unit value-class 1                   $9.47         $8.91           $8.14           $5.72          $9.09(6)
   Prior year accumulation unit value-class 1     $8.91         $8.14           $5.72           $9.09            ---
Number of accumulation units outstanding,
 end of period-class 1                       106,232.58    113,375.97       95,330.97       48,327.72      32,659.45
Change in number of units - class 1           (7,143.39)    18,045.00       47,003.25       15,668.27      32,659.45
Total net assets-class 1                      1,005,674     1,010,721         776,196         276,563        296,783
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                           6.19%         9.49%          42.28%         -37.03%         -9.13%(5)
   Investment income ratio - class 1 (3)            ---           ---             ---             ---            ---(7)
Accumulation unit value-class 2                   $9.38         $8.85           $8.10           $5.70          $9.08(6)
   Prior year accumulation unit value-class 2     $8.85         $8.10           $5.70           $9.08            ---
Number of accumulation units outstanding,
 end of period-class 2                        16,177.78     18,677.47       19,980.55       15,655.18      13,720.98
Change in number of units - class 2           (2,499.68)    (1,303.08)       4,325.37        1,934.20      13,720.98
Total net assets-class 2                        151,778       165,322         161,858          89,311        124,529
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                           5.99%         9.27%          42.00%         -37.14%         -9.24%(5)
   Investment income ratio - class 2 (3)            ---           ---             ---             ---            ---(7)
Accumulation unit value-class 3                  $12.36        $11.70(8)
Prior year accumulation unit value-class 3       $11.70         $ ---
Number of accumulation units outstanding,
 end of period-class 3                         2,215.63        498.60
Change in number of units - class 3            1,717.03        498.60
Total net assets-class 3                         27,388         5,832
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           5.68%        16.97%(5)
Investment income ratio - class 3 (3)               ---           ---

SMALLER-CAP VALUE SUBACCOUNT
Accumulation unit value-class 1                  $16.64        $17.57          $14.87          $10.07         $12.07(6)
   Prior year accumulation unit value-class 1    $17.57        $14.87          $10.07          $12.07            ---
Number of accumulation units outstanding,
 end of period-class 1                       599,025.02    558,958.62      419,944.98      263,920.64      87,793.08
Change in number of units - class 1           40,066.40    139,013.64      156,024.34      176,127.56      87,793.08
Total net assets-class 1                      9,966,542     9,821,590       6,246,136       2,657,266      1,059,413
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%           1.25%          1.25%
Total return-class 1 (2)                          -5.31%        18.14%          47.73%         -16.56%         20.67%(5)
   Investment income ratio - class 1 (3)          10.27%         0.19%           0.80%            ---            ---(7)
Accumulation unit value-class 2                  $16.49        $17.44          $14.80          $10.04         $12.05(6)
   Prior year accumulation unit value-class 2    $17.44        $14.80          $10.04          $12.05            ---
Number of accumulation units outstanding,
 end of period-class 2                        50,744.62     47,620.99       36,197.45       33,197.44      19,340.14
Change in number of units - class 2            3,123.63     11,423.54        3,000.01       13,857.29      19,340.14
Total net assets-class 2                        836,526       830,672         535,582         333,143        233,070
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%           1.45%          1.45%
Total return-class 2 (2)                          -5.49%        17.89%          47.44%         -16.73%         20.51%(5)
   Investment income ratio - class 2 (3)          10.41%         0.19%           0.73%            ---            ---(7)
Accumulation unit value-class 3                  $10.90        $11.57(8)
Prior year accumulation unit value-class 3       $11.57         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        40,263.42     12,464.16
Change in number of units - class 3           27,799.26     12,464.16
Total net assets-class 3                        438,757       144,163
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                          -5.78%        15.66%(5)
Investment income ratio - class 3 (3)             16.16%         0.12%



                                            2005          2004            2003           2002           2001
UNIVERSAL INSTITUTIONAL FUNDS, INC

CORE PLUS FIXED INCOME SUBACCOUNT
Accumulation unit value-class 1                  $10.78        $10.47          $10.16(4)
Prior year accumulation unit value-class 1       $10.47        $10.16           $ ---
Number of accumulation units outstanding,
 end of period-class 1                       118,923.10     48,280.54       20,580.95
Change in number of units - class 1           70,642.57     27,699.59       20,580.95
Total net assets-class 1                      1,282,278       505,686         209,070
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%
Total return-class 1 (2)                           2.95%         3.11%           1.58%(5)
Investment income ratio - class 1 (3)              4.95%         3.77%           0.03%
Accumulation unit value-class 2                  $10.72        $10.44          $10.14(4)
Prior year accumulation unit value-class 2       $10.44        $10.14           $0.00
Number of accumulation units outstanding,
 end of period-class 2                        36,681.29     11,583.36        1,163.96
Change in number of units - class 2           25,097.93     10,419.40        1,163.96
Total net assets-class 2                        393,187       120,873          11,807
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%
Total return-class 2 (2)                           2.72%         2.87%           1.44%(5)
Investment income ratio - class 2 (3)              4.13%         0.76%           0.01%
Accumulation unit value-class 3                  $10.28        $10.04(8)
Prior year accumulation unit value-class 3       $10.04         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        47,458.24     10,405.64
Change in number of units - class 3           37,052.60     10,405.64
Total net assets-class 3                        488,064       104,492
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                           2.41%         0.42%(5)
Investment income ratio - class 3 (3)              4.55%          ---



                                            2005          2004            2003           2002           2001
UNIVERSAL INSTITUTIONAL FUNDS, INC

U.S. REAL ESTATE SUBACCOUNT
Accumulation unit value-class 1                  $20.07        $17.36          $12.89(4)
Prior year accumulation unit value-class 1       $17.36        $12.89           $ ---
Number of accumulation units outstanding,
 end of period-class 1                       270,350.03    163,334.02       67,096.47
Change in number of units - class 1          107,016.01     96,237.55       67,096.47
Total net assets-class 1                      5,425,309     2,835,198         864,612
Expense ratio-class 1 (1)                          1.25%         1.25%           1.25%
Total return-class 1 (2)                          15.61%        34.71%          28.86%(5)
Investment income ratio - class 1 (3)              3.95%         3.05%            ---
Accumulation unit value-class 2                  $19.96        $17.30          $12.87(4)
Prior year accumulation unit value-class 2       $17.30        $12.87           $0.00
Number of accumulation units outstanding,
 end of period-class 2                        27,442.89     33,442.30        5,795.12
Change in number of units - class 2           (5,999.42)    27,647.18        5,795.12
Total net assets-class 2                        547,846       578,646          74,582
Expense ratio-class 2 (1)                          1.45%         1.45%           1.45%
Total return-class 2 (2)                          15.38%        34.45%          28.70%(5)
Investment income ratio - class 2 (3)              3.23%         1.68%            ---
Accumulation unit value-class 3                  $12.91        $11.23(8)
Prior year accumulation unit value-class 3       $11.23         $ ---
Number of accumulation units outstanding,
 end of period-class 3                        65,505.67      5,063.74
Change in number of units - class 3           60,441.93      5,063.74
Total net assets-class 3                        845,880        56,842
Expense ratio-class 3 (1)                          1.75%         1.75%
Total return-class 3 (2)                          15.04%        12.25%(5)
Investment income ratio - class 3 (3)              0.90%          ---



(1) These amounts represent the annualized contract expenses of the separate account consisting primarily of mortality and expense charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(2) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective dated of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of the dividends by the underlying fund which the subaccounts invest.
(4) Commencement of operations was May 1, 2003, with a beginning accumulation unit value of $10.00.
(5) Returns presented are since inception.
(6) Commencement of operations was May 1, 2001, with a beginning accumulation unit value of $10.00.
(7) Information not available.
(8) Commencement of operations was October 18, 2004, with a beginning accumulation unit value of $10.00.


NOTE 8 - SUBSEQUENT EVENT (Unaudited)
In January 2005, the Board of Directors of The Union Central Life Insurance Company and the Ameritas Acacia Companies voted to combine at the mutual holding company level. Members and policyholders of both companies approved the transaction in 2005 and the Department of Insurance in Ohio approved the transaction December 13, 2005, effective January 1, 2006. As a result of the transaction, on Janaury 1, 2006, the Union Central Life Insurance Company was converted from an Ohio mutual life insurance company to an Ohio stock life insurance company, wholly-owned by a newly formed Ohio mutual insurance holding company known as the Union Central Mutual Holding Company ("UCMHC"). UCMHC was immediately merged into the Ameritas Acacia Mutual Holding Company, which concurrently changed its name to the UNIFI mutual holding company.
 The capital stock of Union Central was contributed to UNIFI's wholly-owned holding company subsidiary, Ameritas Holding Company ("AHC"), which resulted in Union Central becoming an indirect subsidiary of UNIFI and a direct subsidiary of AHC.

                CONSOLIDATED FINANCIAL STATEMENTS

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003, WITH REPORT OF
INDEPENDENT AUDITORS

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED FINANCIAL STATEMENTS


           Years ended December 31, 2005, 2004 and 2003



                             CONTENTS
                                                             Page

Report of Independent Auditors. . . . . . . . . . . . . . . . .1

Consolidated Balance Sheets . . . . . . . . . . . . . . . . . .2

Consolidated Statements of Income . . . . . . . . . . . . . . .3

Consolidated Statements of Changes in Equity. . . . . . . . . .4

Consolidated Statements of Cash Flows . . . . . . . . . . . . .5

Notes to Consolidated Financial Statements. . . . . . . . . . .6

                  Report of Independent Auditors


To the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Union Central Life Insurance Company and subsidiaries (the Company) as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Union Central Life Insurance Company and subsidiaries at December 31, 2005 and 2004, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, the Company changed its consolidation policy related to variable interest entities in 2005 to implement a new accounting standard.

                                       /s/ Ernst & Young LLP


Cincinnati, Ohio
February 16, 2006



 THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    CONSOLIDATED BALANCE SHEETS
                          (in thousands)
<table<
                                                             December 31,
                                                           2005        2004
                                                       ----------  ----------
ASSETS
Investments:
 Fixed maturities available-for-sale at fair
  value (amortized cost:  2005 - $3,501,611
  and 2004 - $3,365,283)                               $3,485,092  $3,448,772
 Other fixed maturities                                    12,690      13,236
 Equity securities available-for-sale at fair value
  (cost: 2005 - $21,829 and 2004 - $16,681)                26,157      17,475
 Other equity securities                                       --       4,135
 Cash and cash equivalents                                 13,207      15,840
 Other invested assets                                     32,360      32,647
 Mortgage loans held-for-investment                       507,502     512,292
 Mortgage loans held-for-sale                              21,963     107,020
 Amounts receivable under repurchase agreement             14,386      71,730
 Real estate                                               10,652      10,056
 Policy loans                                             142,257     142,611
                                                       ----------  ----------

    Total investments                                   4,266,266   4,375,814

Accrued investment income                                  46,964      47,646
Deferred policy acquisition costs                         441,015     370,109
Property, plant and equipment at cost, less accumulated
 depreciation (2005 - $84,355 and 2004 - $94,522)          33,268      37,871
Deferred federal income tax asset                           3,659          --
Federal income tax recoverable                              6,577       4,972
Receivables for securities                                 14,854     105,709
Other assets                                              265,445     374,965
Separate account assets                                 2,251,460   2,095,848
                                                       ----------  ----------

    Total assets                                       $7,329,508  $7,412,934
                                                       ==========  ==========

LIABILITIES AND EQUITY
Policy liabilities:
 Future policy benefits                                $4,084,273  $4,036,163
 Deposit funds                                            110,464     113,115
 Policy and contract claims                                26,959      28,982
 Policyholders' dividends                                   8,235       8,398

    Total policy liabilities                            4,229,931   4,186,658
Deferred revenue                                           48,945      50,990
Payables for securities                                     1,921     107,086
Warehouse lines of credit                                  11,581      84,565
Other liabilities                                         120,291     135,020
Deferred federal income tax liability                          --       4,422
Surplus notes payable                                      49,819      49,810
Obligation under repurchase agreement                      14,464      71,041
Separate account liabilities                            2,251,460   2,095,848
                                                       ----------  ----------

    Total liabilities                                   6,728,412   6,785,440

Equity:
 Policyholders' equity                                    645,090     627,109
 Accumulated other comprehensive income (loss)            (43,994)        385
                                                       ----------  ----------

    Total equity                                          601,096     627,494
                                                       ----------  ----------

    Total liabilities and equity                       $7,329,508  $7,412,934
                                                       ==========  ==========

The accompanying notes are an integral part of the financial statements.

    THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF INCOME
                            (in thousands)

                                         Year Ended December 31,
                                       2005       2004       2003
                                     --------   --------   --------
REVENUE
Insurance revenue:
 Traditional insurance premiums      $122,003   $113,805   $117,285
 Universal life policy charges         65,242     61,657     63,291
 Annuities                             37,667     32,336     31,854
Net investment income                 254,239    262,919    273,516
Net realized gains on investments       5,980      7,910     29,151
Fee income                             26,133     23,969     24,885
Other                                  14,104      8,384      9,208
                                     --------   --------   --------
 Total revenue                        525,368    510,980    549,190

BENEFITS AND EXPENSES
Benefits                              109,141    114,654    112,058
Increase in reserves for
 future policy benefits                20,973     12,680     14,053
Interest credited:
 Universal life                        64,408     63,438     72,754
 Investment products                   69,955     71,603     77,885
Underwriting, acquisition
 and insurance expense                218,187    180,346    215,349
Interest expense                        6,655      6,638      6,131
Policyholders' dividends               10,750     11,629     13,740
                                     --------   --------   --------
 Total benefits and expenses          500,069    460,988    511,970
                                     --------   --------   --------

Income before federal income tax
 expense and cumulative effect of
 change in accounting principle        25,299     49,992     37,220
Federal income tax expense              9,718     12,753     11,962
                                     --------   --------   --------

Income before cumulative effect of
 change in accounting principle        15,581     37,239     25,258
Cumulative effect of change in
 accounting principle (See Note 1)      2,400         --         --


Net Income                            $17,981    $37,239    $25,258
                                     ========   ========   ========

The accompanying notes are an integral part of the financial statements.

    THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                            (in thousands)

                                 Accumulated
                                 Other
                                 Comprehensive  Policyholders'
                                 Income (Loss)      Equity       Total
                                 -------------  --------------  --------
Balance at January 1, 2003           $  8,388       $564,612    $573,000
                                     --------       --------    --------

Net income                                            25,258      25,258
Change in unrealized gains (losses)
 on securities, net of tax and
 reclassification adjustment           (3,090)                    (3,090)
Minimum pension liability
 adjustment, net of tax                (3,071)                    (3,071)
                                     --------       --------    --------

Comprehensive income                                              19,097
                                     --------       --------    --------

Balance at December 31, 2003            2,227        589,870     592,097

Net income                                            37,239      37,239
Change in unrealized gains (losses)
 on securities, net of tax and
 reclassification adjustment              789                        789
Minimum pension liability
 adjustment, net of tax                (2,631)                    (2,631)
                                                                --------

Comprehensive income                                              35,397
                                     --------       --------    --------

Balance at December 31, 2004              385        627,109     627,494


Net income                                            17,981      17,981
Change in unrealized gains (losses)
 on securities, net of tax and
 reclassification adjustment          (38,474)                  (38,474)
Minimum pension liability
 adjustment, net of tax                (5,905)                   (5,905)
                                                               --------

Comprehensive loss                                               (26,398)
                                     --------       --------    --------

Balance at December 31, 2005         $(43,994)      $645,090    $601,096
                                     ========       ========    ========

The accompanying notes are an integral part of the financial statements.

    THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
              CONSOLIDATED STATEMENTS OF CASH FLOWS
                          (in thousands)

                                                        Year ended December 31
                                                    --------------------------------
                                                      2005       2004       2003
                                                    --------    --------    --------
OPERATING ACTIVITIES
Net income                                           $17,981     $37,239     $25,258

Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
 Interest credited to universal life policies         64,408      63,438      72,754
 Interest credited to investment products             69,955      71,603      77,885
 Amortization of discounts on investments, net         7,520       8,685      10,441
 Net realized gains on investments                    (5,980)     (7,910)    (29,151)
 Depreciation                                          5,409       8,482      10,580
 Amortization of deferred policy acquisition costs    42,746      52,832      69,708
 Amortization of deferred revenue                    (10,654)    (15,341)    (10,558)
 Policy acquisition cost deferred                    (69,804)    (62,462)    (57,941)
 Revenue deferred                                      8,609       5,429       2,873
 Deferred federal income tax expense                   9,251       5,619       1,612
 Proceeds from (cost of) mortgage loans held
  for sale, net                                       85,057     (85,442)    (18,899)
Changes in operating assets and liabilities:
 Accrued investment income                               682      (1,520)       (863)
 Receivable for securities                            90,855     (97,805)       (964)
 Other (assets) liabilities                           96,966    (101,083)    (76,734)
 Amounts receivable under repurchase agreement        57,344     (35,273)    (36,457)
 Policy liabilities                                 (134,114)     72,842       8,038
 Payable for securities                             (105,165)    106,901    (140,748)
 Obligation under repurchase agreement               (56,577)     34,784      36,257
 Other items, net                                     12,500       4,396      (2,006)
                                                    --------    --------    --------

 Cash Provided by (Used in) Operating Activities     186,989      65,414     (58,915)
                                                    --------    --------    --------

INVESTING ACTIVITIES
Costs of investments acquired                     (1,673,254) (2,457,237) (3,534,371)
Proceeds from sale, maturity or
 repayment of investments                          1,527,886   2,510,121   3,500,802
Decrease (increase) in policy loans                      354       1,426         (11)
Purchases of property and equipment, net                (806)     (4,449)     (4,355)
                                                   ---------   ---------   ---------

Cash Provided by (Used in) Investing Activities     (145,820)     49,861     (37,935)
                                                    --------    --------    --------

FINANCING ACTIVITIES
Receipts from universal life and
 investment contracts                                745,881     560,266     654,871
Withdrawals from universal life and
 investment contracts                               (702,794)   (755,809)   (702,495)
Net proceeds (repayments) from the
 issuance of lines of credit                         (72,984)     65,595      18,970
Net proceeds (repayments) from reverse
 repurchase agreements                               (13,905)     24,555          --
                                                    --------    --------    --------

 Cash Used in Financing Activities                   (43,802)   (105,393)    (28,654)
                                                    --------    --------    --------

Increase (decrease) in cash and cash equivalents      (2,633)      9,882    (125,504)

Cash and cash equivalents at beginning of year        15,840       5,958     131,462
                                                    --------    --------    --------

 Cash and cash equivalents at end of year           $ 13,207    $ 15,840    $  5,958
                                                    ========    ========    ========

Supplemental disclosures of cash flow information:
Cash paid (refunded) during the year for
 federal income taxes                               $  1,234    $ 11,342    $ (6,404)

Cash paid during the year for interest
 on surplus notes                                   $  4,100    $  4,100    $  4,100

Cash paid during the year for interest
 on line of credit                                  $  2,152    $  1,387    $  1,069

The accompanying notes are an integral part of the financial statements.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                       DECEMBER 31, 2005


NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Organization

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of The Union Central Life Insurance Company (Union Central), its majority-owned subsidiaries and all variable interest entities for which the Company is the primary beneficiary. Union Central's subsidiaries include Summit Investment Partners, Inc., a wholly-owned registered investment advisor; Carillon Investments, Inc., a wholly-owned registered broker-dealer that offers investment products and related services through its registered representatives; PRBA, Inc., the wholly-owned holding company of a pension administration company; Summit Investment Partners, LLC, a wholly-owned registered investment advisor and Union Central Mortgage Funding, Inc, a wholly-owned mortgage banking business. Union Central is also considered the primary beneficiary of Carillon Holding Limited, a variable interest entity. Fee based revenues of the consolidated subsidiaries are included in "Fee income" in the Consolidated Statements of Income. The Company also consolidates the following mutual funds due to its level of ownership in these funds: the Summit Apex High Yield Bond Fund; the Summit Apex TSI Fund; the Summit Pinnacle Lehman Aggregate Bond Index Portfolio and the Summit Apex EAFE International Index Fund. The consolidated company will be referred to herein as "the Company". The holdings of the consolidated Summit mutual funds are reported at fair value in "Other fixed maturities" and "Other equity securities" in the Consolidated Balance Sheets. In addition, Summit Mutual Funds, Inc., a registered investment company, is an investment affiliate of Union Central. All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements.

On January 1, 2005, the Company adopted FASB Interpretation 46(R), CONSOLIDATION OF VARIABLE INTEREST ENTITIES, AN INTERPRETATION OF ARB NO. 51 (FIN 46). FIN 46 provides a framework for identifying variable interest entities (VIEs) and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements. FIN 46 requires a VIE to be consolidated if an entity is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no entity is obligated to absorb a majority of expected losses) or both. A variable interest holder that is
the primary beneficiary consolidates the VIE.   Upon extensive
review, the Company determined that it is the primary beneficiary of Carillon Holding Limited, a special purpose entity formed to issue a collateralized bond obligation. In accordance with FIN 46, the assets and liabilities of Carillon Holding Limited were initially recorded at the amounts at which they would have been carried in the consolidated financial statements if FIN 46 had been effective when the Company first met the conditions to be the primary beneficiary. The difference between the net amount added to the Company's Consolidated Balance Sheets and previously recognized interests in Carillon Holding Limited was an after-tax gain of $2,400,000 and was recognized as a cumulative effect of an accounting change as of January 1, 2005. The adoption of FIN 46 also resulted in an increase in total assets of $33,550,000 and an increase in total liabilities of $31,150,000. As of December 31, 2005, the carrying amount of securities serving as collateral within Carillon Holding Limited included "Fixed maturities available-for-sale at fair value" of $20,613,000 and "Equity securities available-for-sale at fair value" of $79,000. At December 31, 2005, debt in Carillon Holding Limited held by creditors totaled $10,287,000. The creditors have no recourse to the general credit of the Company.

The Company was involved in the issuance of a collateralized bond obligation in 1999 through the formation of Summit CBO I, Limited, a variable interest entity. Summit CBO I, Limited issued debt securities to lenders of $350,000,000, including $15,100,000 to Union Central. As of December 31, 2005, $205,011,000 of debt securities were outstanding. Upon extensive review, the Company determined that it was not the primary beneficiary of Summit CBO I, Limited. The Company's maximum exposure to loss as a result of its involvement with Summit CBO I, Limited is $0 at December 31, 2005 as the investment was written off in prior periods.

On September 15, 2005, the Accounting Standards Executive Committee issued Statement of Position ("SOP") No. 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS. This SOP specifies the accounting for internal replacements of insurance contracts, and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Management is still evaluating the impact this guidance will have on its consolidated financial statements.

            THE UNION CENTRAL LIFE INSURANCE COMPANY

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and management of funds accumulated for preretirement and retirement needs.

The Company is licensed to do business in all 50 states.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Investments

Fixed maturity and equity securities classified as available-for-sale are carried at fair value with net unrealized gains and losses reported as a component of accumulated other comprehensive income or loss. Other fixed maturities and equity securities represent the underlying assets of consolidated mutual funds and are carried at fair value with changes in fair value recorded in net investment income.

Other investments are reported on the following bases:

     o Mortgage loans on real estate are carried at their aggregate unpaid balance less unamortized discount or plus unamortized premium and less an allowance for possible credit losses. Mortgage loans held for sale are mortgages the Company intends to sell. Mortgage loans held for sale are stated at the lower of aggregate cost or fair value. The amount by which cost exceeds fair value, if any, is accounted for as a valuation allowance. Changes in the valuation allowance are included in the determination of net income in the period of change.
     o Real estate acquired through foreclosure is carried at the lower of cost or its net realizable value.
     o Policy loans are reported at unpaid balances.
     o Cash and cash equivalent investments consist of cash-in-bank, cash-in-transit and commercial paper that have a maturity date of 90 days or less from the date acquired.
     o Receivables for securities represents amounts due from brokers resulting from securities that were sold at the end of the year, but the proceeds have not been received at the balance sheet date.
     o Payables for securities represents amounts due to brokers resulting from securities purchased at the end of the year for which payment has not been made at the balance sheet date.

The Company's carrying amounts of investments in limited partnerships, reported as other invested assets, are classified as other invested assets and adjusted to reflect the GAAP earnings of the investments underlying the limited partnership portfolios.

The fair values of fixed maturity and equity securities represent quoted market values from published sources or calculated market values using the interest method including anticipated payments at the date of purchase if no quoted market values are obtainable. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. Loan-backed and structured securities, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Realized gains and losses on sales of investments are recognized on a specific identification basis. Realized losses due to the recognition of declines in the value of investments judged to be other-than-temporary are recognized on a specific identification basis.

Interest is not accrued on mortgage loans or bonds for which principal or interest payments are determined to be uncollectible.


In 2005 and 2004, the Company entered into repurchase agreements to economically hedge the interest rate risk associated with funded mortgage loans held for sale that have not yet been sold. Based on the terms of the repurchase agreements, the transactions are considered collateralized loans in accordance with Statement of Financial Accounting Standard No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES. The Company had $14,464,000 and $71,041,000 in outstanding repurchase agreements at December 31, 2005 and 2004, respectively, which represents fair value. As the Company sold the collateral that was pledged to the Company, a liability has been recognized in "Obligation under repurchase agreement" in the Consolidated Balance Sheets to reflect the obligation to return the collateral. Also, the Company recognized a receivable representing the amounts loaned under the terms of the repurchase agreements, which totaled $14,386,000 and $71,730,000 at December 31, 2005 and 2004, respectively, and are reflected in "Amounts receivable under repurchase agreement" in the Consolidated Balance Sheets.

The Company has entered into reverse repurchase agreements whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. Reverse repurchase agreements are accounted for as collateralized borrowed money with the amount received for the securities recorded in "Other liabilities" in the Consolidated Balance Sheets. The Company had reverse repurchase agreements outstanding with a total carrying amount of $10,650,000 and $24,555,000 at December 31, 2005 and 2004, respectively.

Derivatives

The Company purchases and sells call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options that expire monthly until December 1, 2006. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the sold index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options of $6,238,000 at December 31, 2005.

The call options are carried at their fair value, and are
reflected in "Other invested assets" in the Consolidated Balance
Sheets.   The liabilities for the hedged insurance contracts were
adjusted based on the fair value of the related embedded derivatives, and were reflected in "Deposit funds" in the Consolidated Balance Sheets. The notional amount of the call options at December 31, 2005 and 2004 was $63,400,000 and $50,574,000, respectively.

In 2004, the Company entered into interest rate swap agreements with a notional value of $35,000,000 with Morgan Stanley, Bank One and Deutsche Bank to hedge interest rate risk associated with specifically identified bonds within the Company's investment portfolio. The interest rate swap agreements were categorized as fair value hedges. Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps was to offset any change in value of the bonds due to market interest rate fluctuations. The Company is exposed to credit-related losses in the event of nonperformance by the counter-parties to the interest rate swaps.
 To minimize this risk, the Company only enters into private contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to make semi-annual interest payments based on the fixed rate inherent in the interest rate swaps. Settlement of gain or loss under the interest rate swaps occurs upon termination. The change in fair value of the interest rate swaps and the hedged bonds were recorded through income. During 2004, $75,000,000 of the notional value of the interest rate swap agreements was terminated, leaving no notional value as of December 31, 2004. In 2004, a pre-tax gain of $262,000 was realized upon the terminations of the agreements and was recorded in "Net investment income" in the Consolidated Statements of Income.

In 2005, 2004 and 2003, the Company entered into one-month swap agreements with Deutsche Bank and Morgan Stanley to hedge the change in value of a portion of its investments in certain Summit Mutual Fund, Inc. mutual funds. The notional amount of the swap agreements is set based on the amount of the Company's investments in the mutual funds that it determines to hedge. Under the swap agreements, the Company pays or receives the total return of the associated indexes during the term of the swap agreements, and receives interest income on the notional amount of the swap agreements that approximates prevailing short-term rates. The Company records the change in value of its swap agreements and investments in the unconsolidated hedged Summit mutual funds in earnings. The swap agreements were designated and qualified as fair value hedges. There were no open one-month swap agreements outstanding as of December 31, 2005 and 2004.

The Company entered into interest rate swap agreements with a notional value of $30,000,000 and $75,000,000 at December 31, 2005, and 2004, respectively, to hedge interest rate risk associated with a pool of commercial mortgage loans held for sale.
 Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps is to offset any change in value due to market interest rate fluctuations of the pool of commercial mortgage loans prior to the sale. The fair value of the swap agreements was $406,000 and $1,891,000 at December 31, 2005 and 2004,
respectively and are reflected in "Other liabilities" in the Consolidated Balance Sheet. For the years ended December 31, 2005 and 2004, the net proceeds (payments) of $482,000 and ($1,640,000), respectively, were recorded in "Net investment income" in the Consolidated Statements of Income. The interest rate swap agreements were not designated as hedging instruments.

The Company enters into loan commitments in association with originating commercial mortgage loans that are held for sale. The loan commitments are accounted for as derivative instruments. The loan commitments are marked to fair value based on estimates of fluctuations in market interest rates for comparable mortgage loans from loan commitment dates. The loan commitments are typically hedged with repurchase agreements.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses, have been deferred.
Deferred policy acquisition costs are amortized consistent with the methods described in "Policy Liabilities, Revenues, Benefits and Expenses". Amortization of deferred policy acquisition costs totaled $42,746,000, $52,832,000 and $69,708,000 for the years ended December 31, 2005, 2004 and 2003, respectively, and was included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities. Adjustments (increasing) and decreasing deferred policy acquisition costs related to unrealized gains and losses totaled ($7,066,000), $36,783,000 and $40,765,000 in 2005, 2004 and 2003, respectively.

In 2005, 2004 and 2003, the Company revised its estimates of future gross profits, and as a result amortization of deferred policy acquisition costs included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income increased (decreased) by $5,564,000, ($5,969,000) and $2,563,000 for the years ended 2005, 2004 and 2003, respectively.

Property, Plant and Equipment

Property, plant and equipment is stated at historical cost less accumulated depreciation in the Consolidated Balance Sheets. It consists primarily of Union Central's home office, furniture and fixtures and electronic data processing equipment.

Depreciation is computed with the straight-line method over the estimated useful lives of the respective assets, not to exceed 10 years for office furniture and 3 years for electronic data processing equipment. Depreciation is computed for leasehold improvements with the straight-line method over the shorter of the remaining lease term or useful life of the improvements.

Union Central's home office building was completed in 1958. Sprayed on asbestos was applied to the underside of more than half of the floor and roof of the building, a common construction procedure at the time for fire-retardant and insulation purposes.
 Regulations are currently in place that require Union Central to handle and dispose of this type of asbestos in a special manner if a major renovation is undertaken or if the building is demolished.
 Sufficient information is not available to estimate the fair value of this abatement because there are no plans or expectations of plans to renovate the building, and environmental consultants continue to see no material deterioration in the asbestos in the building. Union Central owns one other property in Dayton, Ohio that includes some asbestos containing materials. However, per a recent environmental assessment report, all asbestos in this Dayton property is in good condition and no major renovation or demolition is planned. Accordingly, the fair value of the liability for these two asset retirement obligations cannot be estimated due to an indeterminate settlement date and as such, no liability was recorded under FASB Interpretation No. 47, "ACCOUNTING FOR CONDITIONAL ASSET RETIREMENT OBLIGATIONS".

Capitalization of Software Costs

Software development costs of $288,000 and $3,891,000 were capitalized in 2005 and 2004, respectively. Amortization expense of $3,502,000, $4,204,000 and $5,283,000, respectively, was recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income in 2005, 2004 and 2003. Depreciation is computed with the straight-line method over the estimated useful life of the software, not to exceed 5 years. Unamortized software costs included in the balance sheet were $8,100,000 and $11,300,000 at December 31, 2005 and 2004,
respectively.

Deposit Funds

The liability for deposit funds is generally established at the policyholders' accumulated cash values plus amounts provided for guaranteed interest.

Policy Claim Reserves

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred. In addition, a claim adjustment expense reserve is held to account for the expenses associated with administering these claims. The reserves for unpaid claims are estimated using individual case basis valuations and statistical analyses. The claim adjustment expense reserve is estimated using statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency.
Although some variability is inherent in such estimates, management believes that the reserves for claims and claim related expenses are adequate. The estimates are reviewed and adjusted as experience develops or new information becomes known and such adjustments are included in current operations.

Dividends to Policyholders

The Company's dividend liability is the amount estimated to have accrued to policyholders as of each year-end. Insurance in force receiving dividends accounted for 6.35% and 6.19% of total insurance in force at December 31, 2005 and 2004, respectively.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements (excluding seed money provided by the Company) represent funds that are separately administered for the individual annuity, group annuity and variable universal life lines of business, and for which the contract holders rather than the Company bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account investments are carried at market value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Union Central derives certain fees for maintaining and managing the separate accounts, but bears no investment risk on these assets, except to the extent that it participates in a particular separate account.
 On assets transferred to the separate accounts, the Company recognized interest income of $77,986,000, $37,846,000 and $22,455,000 and investment gains of $53,435,000, $172,762,000 and
$327,660,000 for the years ended December 31, 2005, 2004 and 2003, respectively. The interest income and investment gains were offset by the increase in separate account liabilities within the same line item in the Consolidated Statements of Income.

The Company issues variable annuity contracts through the separate accounts where the Company contractually guarantees to the contract holder total deposits made to the contract less any partial withdrawals. This guarantee only includes benefits that are payable in the event of death. The total separate account assets and liabilities for policies with a minimum guaranteed death benefit were $371,226,000 and $369,537,000 as of December 31, 2005 and 2004, respectively, and were composed of mutual funds. Death claims incurred and paid as a result of the minimum guaranteed death benefit totaled $125,000, $146,000 and $325,000 for the years ended December 31, 2005, 2004 and 2003, respectively. The Company had $11,213,000 of net amount at risk involving the minimum guaranteed death benefit on variable annuities as of December 31, 2005. The weighted average attained age for contract holders with a minimum guaranteed death benefit was 58 years old as of December 31, 2005.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Policy Liabilities, Revenues, Benefits and Expenses

Traditional Insurance Products

Traditional insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, term insurance policies and disability income policies. Premiums for traditional products are recognized as revenue when due.

The liability for future policy benefits for participating traditional life is computed using a net level premium method and the guaranteed mortality and dividend fund interest. The mortality and interest assumptions are equivalent to statutory assumptions. The liabilities for future policy benefits and expenses for non-participating traditional life policies and disability income policies are generally computed using a net level premium method and assumptions for investment yields, morbidity, and withdrawals based principally on experience projected at the time of policy issue, with provision for possible adverse deviations. Interest assumptions for participating traditional life reserves for all policies ranged from 2.3% to 6.0% for the years ended 2005 and 2004.

The costs of acquiring new traditional business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such non-participating deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed the premium paying lifetime of the policies using assumptions consistent with those used to develop policy benefit reserves. For participating life insurance products, deferred policy acquisition costs are amortized in proportion to estimated gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, policyholder dividends, and the increase in reserves for future policy benefits. The future investment yields are assumed to range from 5.6% to 8.1%, 5.7% to 8.2% and 6.1% to 8.3% for 2005, 2004 and 2003,
respectively. Changes in dividend payouts are assumed with changes in yields.

Universal Life and Other Interest Sensitive Products

Interest sensitive products include universal life, single premium whole life and annuity products. They are distinguished by the existence of a separately definable fund that is credited with interest and from which any policy charges are taken. Revenues for these products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges that have been assessed against policyholder account balances during the period.

Benefit reserves for universal life and other interest sensitive products are computed in accordance with the retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to account balances.
 Interest crediting rates ranged from 2.0% to 6.2%, 2.0% to 7.0% and 4.5% to 6.5% for 2005, 2004 and 2003, respectively.

The cost of acquiring universal life and other interest sensitive products, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs for universal life and other interest sensitive products are amortized over the life of the policies in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

Amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as unearned revenue and recognized in income over the life of the policies, using the same assumptions and factors as are used to amortize deferred acquisition costs. These charges consist of policy fees and premium loads that are larger in the initial policy years than they are in the later policy years. Amortization of unearned revenue totaled $10,654,000, $15,341,000 and $10,558,000 for the years ended December 31, 2005, 2004 and 2003, respectively, and was included in "Universal life policy charges" in the Consolidated Statements of Income.

In 2005, 2004 and 2003, the Company revised its estimates of future gross profits, and as a result amortization of unearned revenue included in "Universal life policy charges" in the Consolidated Statements of Income was increased or (decreased) by $(3,529,000), $3,396,000 and $3,161,000 for the years ended 2005,
2004 and 2003, respectively.

Group Products

Group products consist primarily of group life insurance, and group long and short term disability income products. Premiums for group insurance products are recognized as revenue when due.

The liabilities for future policy benefits and expenses for group life and disability income products are computed using statutory methods and assumptions, which approximate net level premium reserves using assumptions for investment yields, mortality, and withdrawals based principally on company experience projected at the time of policy issue, with provisions for possible adverse deviations. Interest assumptions are based on assumed investment yields that ranged from 6.6% to 8.2% and 6.6% to 8.3% for 2005 and 2004, respectively.

Pension Products

Pension products include deferred annuities and payout annuities.
 Revenues for the deferred annuity products consist of investment income on policy funds, mortality and expense charges, contract administration fees, and surrender charges that have been assessed against policyholder account balances. Expenses for deferred annuity products include the interest credited on policy funds and expenses incurred in the administration and maintenance of the contracts. For payout annuities, premiums are recognized as revenue when due while expenses exclude the interest credited on policy funds.

Benefit reserves for the deferred annuity contracts represent the policy account balances before applicable surrender charges. Interest assumptions on payout annuities are based on assumed investment yields that ranged from 2.0% to 8.0% for 2005 and 2004.

Commissions and other related costs of acquiring annuity contracts that vary with and are primarily related to the production of new and renewal business are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs are amortized over the life of the contracts in direct proportion to the present value of expected gross profits from surrender charges and investment and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains or losses) to be realized on a group of contracts are revised.

Reinsurance

Reinsurance premiums and claims are accounted for on basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits are reported net of reinsured amounts.

Federal Income Taxes

The Company accounts for income taxes using the liability method for financial accounting and reporting of income taxes. Under this method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying the applicable tax rate to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

Reclassifications

Previously reported amounts in prior years have, in some instances, been reclassified to conform to the 2005 presentation.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 2 - INVESTMENTS

Available-for-sale securities are summarized as follows:

                                       Cost or     Gross       Gross
                                      Amortized  Unrealized  Unrealized     Fair
                                         Cost       Gains     (Losses)      Value
                                      ----------   -------    --------    ----------
                                                     (in thousands)
December 31, 2005:
U.S. treasury securities and
obligations of U.S. government
corporations and agencies             $   19,776   $    40    $    (49)   $   19,767
Corporate securities and other         2,527,239    35,022     (32,821)    2,529,440
Mortgage-backed securities,
collateralized mortgage obligations
and other structured securities          954,596     2,606     (21,317)      935,885
                                      ----------   -------    --------    ----------

Subtotal                               3,501,611    37,668     (54,187)    3,485,092
Equity securities                         21,829     4,608        (280)       26,157
                                      ----------   -------    --------    ----------

Total                                 $3,523,440   $42,276    $(54,467)   $3,511,249
                                      ==========   =======    ========    ==========

                                       Cost or     Gross       Gross
                                      Amortized  Unrealized  Unrealized     Fair
                                         Cost       Gains     (Losses)      Value
                                      ----------   -------    --------    ----------
                                                   (in thousands)
December 31, 2004:
U.S. treasury securities and
obligations of U.S. government
corporations and agencies             $   34,931   $   171    $   (154)   $   34,948
Corporate securities and other         2,386,810    86,339      (5,939)    2,467,210
Mortgage-backed securities,
collateralized mortgage obligations
and other structured securities          943,542    10,864      (7,792)      946,614
                                      ----------   -------    --------    ----------

Subtotal                               3,365,283    97,374     (13,885)    3,448,772

Equity securities                         16,681       853         (59)       17,475
                                      ----------   -------    --------    ----------

Total                                 $3,381,964   $98,227    $(13,944)   $3,466,247
                                      ==========   =======    ========    ==========

Fixed maturities available-for-sale securities, at December 31, 2005, are summarized by stated maturity as follows:

                                                 Amortized       Fair
                                                    Cost         Value
                                                 ----------   ----------
                                                     (in thousands)
Due in one year or less                          $       --    $       --
Due after one year through five years               221,020       225,469
Due after five years through ten years            1,168,579     1,168,626
Due after ten years                               1,043,495     1,038,776
                                                 ----------   ----------
 Subtotal                                         2,433,094     2,432,871

Mortgage-backed securities                          954,645      935,938
Other securities with multiple repayment dates      113,872      116,283
                                                 ----------   ----------
 Total                                           $3,501,611   $3,485,092
                                                 ==========   ==========

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Significant components of the unrealized gain (loss) on available-for-sale securities included in "Accumulated other comprehensive income (loss)" in the accompanying Consolidated Balance Sheets are as follows:

                                                             December 31,
                                                      2005       2004     2003
                                                    --------   -------  -------
                                                           (in thousands)
Gross unrealized gain (loss) on available-
 for-sale securities                                $(12,191)  $84,283  $87,050
Amortization of deferred policy acquisition costs      7,066   (36,783) (40,765)
Deferred income tax liability                         (2,474)  (16,625) (16,199)
                                                    --------   -------  -------
Net unrealized gain (loss) on available-
 for-sale securities                                $ (7,599)  $30,875  $30,086
                                                    ========   =======  =======

At December 31, 2005, the Company held investments in five unconsolidated mutual funds within Summit Mutual Funds, Inc.'s Apex and Pinnacle series. Mutual funds within the Apex series are offered to institutional and retail clients, while mutual funds within the Pinnacle series are offered exclusively to providers of variable insurance products. The investments within these Summit Mutual Funds, Inc. are carried at fair value and included in "Equity securities available-for-sale" in the Consolidated Balance Sheets as follows:

                                         December 31, 2005      December 31, 2004
                                         -----------------      -----------------
                                           Fair   Percent        Fair   Percent
                                           Value   Owned         Value   Owned
                                           -----   -----         -----   -----
                                                     (in thousands)
Summit Mutual Funds, Inc.:
Apex Series:
Bond Fund                                 $1,575   1.6%         $1,447   1.5%

Pinnacle Series:
S&P MidCap 400 Index Portfolio               421   0.3             412   0.4
Russell 2000 Small Cap Index Portfolio       657   0.9             677   1.0
S&P 500 Index Portfolio                    3,113   1.1           3,013   1.1
EAFE International Index Portfolio           805   1.8             762   1.5
                                          ------                ------
Total                                     $6,571                $6,311
                                          ======                ======

A summary of available-for-sale securities with unrealized losses along with the related fair value, aggregated by the length of time that investments have been in a continuous loss position, is as follows (in thousands):

                                                      December 31, 2005
                           -------------------------------------------------------------------------
                                   Less than            Twelve Months
                                 Twelve Months             or More                    Total
                           -----------------------   ---------------------   -----------------------
                                          Gross                   Gross                     Gross
                              Fair      Unrealized     Fair     Unrealized      Fair      Unrealized
                              Value       Losses       Value      Losses        Value       Losses
                           ----------   ----------   --------   ----------   ----------   ----------
Fixed maturity securities  $1,919,721   $(43,007)    $371,021   $(11,180)    $2,290,742   $(54,187)
Equity securities               5,450       (268)          58        (12)         5,508       (280)
                           ----------   --------     --------   --------     ----------   --------

Total                      $1,925,171   $(43,275)    $371,079   $(11,192)    $2,296,250   $(54,467)
                           ==========   ========     ========   ========     ==========   ========

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES


                                                      December 31, 2004
                           -------------------------------------------------------------------------
                                   Less than            Twelve Months
                                 Twelve Months             or More                    Total
                           -----------------------   ---------------------   -----------------------
                                          Gross                   Gross                     Gross
                              Fair      Unrealized     Fair     Unrealized      Fair      Unrealized
                              Value       Losses       Value      Losses        Value       Losses
                           ----------   ----------   --------   ----------   ----------   ----------
Fixed maturity securities  $  932,256   $(10,548)    $208,180   $ (3,337)    $1,140,436   $(13,885)
Equity securities               1,704        (34)          95        (25)         1,799        (59)
                           ----------   --------     --------   --------     ----------   --------
Total                      $  933,960   $(10,582)    $208,275   $ (3,362)    $1,142,235   $(13,944)
                           ==========   ========     ========   ========     ==========   ========

The unrealized losses in both 2005 and 2004 reported above were primarily caused by the effect of the interest rate environment on certain securities with stated interest rates currently below market rates, and as such, are temporary in nature. Certain securities also experienced declines in fair value that were due in part to credit-related considerations. The Company considers various factors when considering if a decline is other than temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violations of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2005 and December 31, 2004.

See Note 8 for discussion of the methods and assumptions used by the Company in estimating the fair values of available-for-sale securities.

Investments in bonds on deposit with state insurance departments to satisfy regulatory requirements are carried at fair value and totaled $2,938,000 and $3,325,000, at December 31, 2005 and 2004,
respectively.

Proceeds, gross realized gains, and gross realized losses from the sales and maturities of available-for-sale securities follows:

                              Year Ended December 31,
                         ------------------------------------
                           2005          2004          2003
                         --------      --------      --------
                                   (in thousands)
Proceeds                $1,440,568    $2,415,601    $3,352,138
Gross realized gains        26,479        35,895        69,271
Gross realized losses       19,789        16,064        28,000

In 2004, the Company completed the sale of mortgage-backed securities with a book value of $285,000,000 to a third party in conjunction with a securitization transaction that closed in 2005. An after-tax loss of $1,200,000 was recorded on the sale.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

A summary of the characteristics of the Company's mortgage portfolio follows:


                                 December 31, 2005     December 31, 2004
                               --------------------   --------------------
                                         Percent of             Percent of
                               Carrying   Carrying    Carrying   Carrying
                                Amount     Amount      Amount     Amount
                               --------    ------     --------    ------
                                             (in thousands)
Region
New England and Mid-Atlantic   $ 28,790      5.4%     $ 42,272      6.8%
South Atlantic                   98,149     18.5       134,944     21.8
North Central                   105,337     19.9       114,090     18.4
South Central                    56,507     10.7        56,338      9.2
Mountain                        109,433     20.7       128,959     20.8
Pacific                         131,249     24.8       142,709     23.0
                               --------    ------     --------    ------
 Total                         $529,465    100.0%     $619,312    100.0%
                               ========    ======     ========    ======
Property Type
Apartment and residential      $ 29,216      5.5%     $ 35,772      5.8%
Warehouses and industrial       104,173     19.7       135,800     21.9
Retail and shopping center      175,550     33.2       209,921     33.9
Office                          142,633     26.9       166,510     26.9
Other                            77,893     14.7        71,309     11.5
                               --------    ------     --------    ------
 Total                         $529,465    100.0%     $619,312     100.0%
                               ========    ======   ========    ======

In 2002, the Company sold commercial mortgage loans with a book value of $186,686,000 to Morgan Stanley. Relative to the sale, the Company has agreed to repurchase mortgage loans which are secured by properties that do not have terrorism insurance in place, in the event the properties are subjected to a terrorist attack resulting in a loss. As of December 31, 2005, the maximum potential exposure to the Company is $1,237,000. It is management's opinion that the probability of loss related to this commitment is remote due to the nature and location of the properties.

At December 31, 2005 and 2004, respectively, an interest-only strip asset of $1,041,000 and $1,387,000 was recorded in "Other invested assets" in the Consolidated Balance Sheets. The Company recognized a pre-tax realized loss of $9,000 and $305,000 in 2005 and 2004, respectively. The losses were recorded in "Net realized gains on investments" in the Consolidated Statements of Income and as a reduction of the interest-only strip asset due to the prepayment of mortgage loans previously sold to third parties.
The realized loss and reduction of the interest-only strip asset represented the present value of compensation related to mortgage loans previously sold to third parties that the Company would have received over the life of the mortgage loans. Amortization expense of $337,000, $393,000 and $518,000 was recorded in "Net investment income" in the Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003, respectively.

In 2005 and 2004, the Company recorded a pre-tax realized gain
(loss) of $288,000 and ($335,000), respectively, representing the difference between net collateral value and book value on two mortgage loans. One mortgage loan was held for investment at December 31, 2005 with a book value of $729,000. The Company recognized and collected interest totaling $124,000 and $161,000 during 2005 and 2004, respectively, on the two mortgage loans.

The Company had a $50,000,000 and $100,000,000 warehouse facility from a bank that provides warehouse financing at December 31, 2005 and 2004, respectively. This facility bears interest at prime (7.25% at December 31, 2005 and 5.25% at December 31, 2004) or 30-
day LIBOR (4.39% at December 31, 2005 and 2.56% at December 31,
2004) plus 1.00%.  At December 31, 2005 and 2004 $675,000 and
$84,565,000 was outstanding under this facility, respectively, and was recorded in "Warehouse lines of credit" in the Consolidated Balance Sheets. Outstanding borrowings on the Company's warehouse finance facilities are collateralized by commercial mortgage loans held for sale. Upon the sale of these loans the borrowings under the facility are repaid. At December 31, 2005 and 2004, $49,325,000 and $15,435,000 was unused under this facility, respectively.

The Company had a $100,000,000 master repurchase agreement from a bank that provides warehouse financing at December 31, 2005. This agreement bears interest at 7-day LIBOR, which resets daily (4.32% at December 31, 2005) plus 0.70%. At December 31, 2005 $10,906,000 was outstanding under this agreement and was recorded in "Warehouse lines of credit" in the Consolidated Balance Sheets.
 Outstanding borrowings on the Company's warehouse finance facilities are collateralized by commercial mortgage loans held for sale. Upon the sale of these loans the borrowings under the facility are repaid. At December 31, 2005, $89,094,000 was unused under this agreement.

Real estate consists of investment real estate under lease and foreclosed real estate. The investment real estate under lease is depreciated over 40 years. The cost of the property totaled $1,755,000 at December 31, 2005 and 2004 and accumulated depreciation totaled $1,408,000 at December 31, 2005 and 2004.
The book value of foreclosed real estate was $9,623,000 and $9,709,000 at December 31, 2005 and 2004, respectively, and is not depreciated.

In 2005, 2004 and 2003, the Company recognized impairments of $1,075,000, $1,752,000 and $1,813,000, respectively, on real estate. The loss was determined based on an internal cash flow analysis and was recorded in "Net realized capital gains on investments" in the Consolidated Statement of Income.

NOTE 3 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. Reinsurance ceded is recorded in "Other assets" in the Consolidated Balance Sheets. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances would be established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. No losses are anticipated, and, based on management's evaluation; there are no concentrations of credit risk at December 31, 2005 and 2004. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $1,000,000 on any one life or $4,000 per month disability risk and reinsures the balance.

Reinsurance transactions with other insurance companies for the years ended December 31, 2005, 2004 and 2003 are summarized as follows:

                                          December 31, 2005
                            -------------------------------------------------
                              Direct     Assumed      (Ceded)         Net
                              ------     -------      -------         ---
                                        (in thousands)
Life insurance in force     $37,279,746  $105,461  $(21,877,347)  $15,507,860
                            ===========  ========  ============   ===========
Premiums and other
considerations:
Traditional insurance
  premiums and
  universal life            $   252,894  $  5,114  $    (70,763)  $   187,245
Annuity                          37,667        --            --        37,667
                            -----------  --------  ------------   -----------

Total                       $   290,561  $  5,114  $    (70,763)  $   224,912
                            ===========  ========  ============   ===========


                                          December 31, 2004
                            -------------------------------------------------
                              Direct     Assumed      (Ceded)         Net
                              ------     -------      -------         ---
                                            (in thousands)
Life insurance in force     $34,864,605  $125,468  $(20,855,818)  $14,134,255
                            ===========  ========  ============   ===========
Premiums and other
considerations:
 Traditional insurance
  premiums and
  universal life            $   395,773  $  5,365  $   (225,676)  $   175,462
 Annuity                         32,336        --            --        32,336
                            -----------  --------  ------------   -----------
Total                       $   428,109  $  5,365  $   (225,676)  $   207,798
                            ===========  ========  ============   ===========


     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES


                                                December 31, 2003
                                  -------------------------------------------------
                                    Direct     Assumed      (Ceded)         Net
                                    ------     -------      -------         ---
                                                  (in thousands)
Life insurance in force           $31,353,542  $141,861  $(17,636,047)  $13,859,356
                                  ===========  ========  ============   ===========
Premiums and other
considerations:
 Traditional insurance premiums
    and universal life            $   347,834  $  5,888  $   (173,146)  $   180,576
 Annuity                               31,854        --            --        31,854
                                  -----------  --------  ------------   -----------
Total                             $   379,688  $  5,888     $(173,146)  $   212,430
                                  ===========  ========  ============   ===========


Benefits paid or provided were reduced by $18,909,000, $16,836,000 and $21,521,000 during the years ended December 31, 2005, 2004, and 2003, respectively, for estimated recoveries under reinsurance treaties.

In anticipation of the 2005 Bank Owned Life Insurance (BOLI) assumption reinsurance transaction, in the fourth quarter of 2004, Union Central entered into an indemnity reinsurance agreement with the Security Life of Denver (SLD) to 100% coinsure the BOLI line of business. During 2005, SLD assumed 82% of all BOLI policies. The remaining BOLI policies were recaptured by Union Central during 2005 and will either transfer to other companies through a 1035 exchange program, or will remain with Union Central. The impact on net income from these transactions was immaterial.

Neither the Company nor any of its related parties control, either directly or indirectly, any reinsurers in which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits.

NOTE 4 - FEDERAL INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

                                               December 31,
                                            2005         2004
                                          --------     --------
                                               (in thousands)
Deferred income tax liabilities:
 Deferred policy acquisition costs        $151,882     $142,412
 Unrealized gains - FAS 115                     --       16,625
 Capitalization of software                  2,521        4,581
 Other                                       1,391          662
                                          --------     --------
Total deferred income tax liabilities      155,794      164,280
                                          --------     --------
Deferred income tax assets:
 Policyholders' dividends                    2,811        2,864
 Future policy benefits                     78,896       79,299
 Premium - based DAC adjustment             36,814       35,207
 Unrealized losses - FAS 115                 1,794           --
 Net unrealized investment losses           13,454       17,823
 Retirement plan accruals                   24,116       20,289
 Investment income differences                 505          358
 Other                                       5,331        4,018
                                          --------     --------
    Total deferred income tax assets       163,721      159,858
 Valuation allowance for
  deferred income tax assets                (4,268)          --
                                          --------     --------
    Net deferred income tax assets         159,453      159,858
                                          --------     --------
    Net deferred income tax
       asset (liabilities)                $  3,659     $( 4,422)
                                          ========     ========


     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Significant components of the provision for federal income tax expense are as follows:


                  Year ended December 31,
                ----------------------------
                 2005      2004       2003
                 ----      ----       ----
                     (in thousands)
Current         $  467    $ 7,134    $10,350
Deferred         9,251      5,619      1,612
                ------    -------    -------
Total           $9,718    $12,753    $11,962
                ======    =======    =======

Federal income tax expense is calculated based on applying the statutory corporate tax rate to taxable income, and adjusting this amount for permanent differences between financial statement amounts versus deductions allowed for federal income tax purposes.
 Significant differences are due to the dividends received deduction and the return to provision adjustment for taxes recorded in the prior year.

NOTE 5 - COMMITMENTS AND CONTINGENCIES

Leases

The Company leases office space for various field agency offices with lease terms that vary in duration from 1 to 15 years. Some of these leases include escalation clauses that vary with levels of operating expense. Rental expense under these operating leases totaled $3,181,000, $3,808,000 and $3,835,000 in 2005, 2004 and
2003, respectively. The Company leased equipment through a series of arrangements in 2005, 2004 and 2003. Rental expense under these agreements totaled $125,000, $158,000 and $121,000 in 2005,
2004 and 2003, respectively.

At December 31, 2005, the future minimum lease payments for all noncancelable operating leases are as follows:


Year           Amount
----          --------
           (in thousands)
2006          $ 2,394
2007            2,035
2008            1,798
2009            1,499
2010            1,388
After 2010      2,543
              -------
Total         $11,657
              =======

Other Commitments

At December 31, 2005, the Company had outstanding agreements to fund mortgages totaling $37,105,000 in early 2006. In addition, the Company has committed to invest $6,028,000 in equity-type limited partnerships during the years 2006 to 2011. These transactions are in the normal course of business for the Company.

In 2000, the Company commenced the development of a 123-acre business park (the Park), which included the installation of infrastructure and a roadway. To fund the cost of the infrastructure and roadway, the municipality in which the Park is located issued $2,800,000 of municipal bonds. The municipal bonds will be paid off through tax increment financing (TIF). TIF is an economic development tool that allows a local government to use increases in real property tax revenues to finance public infrastructure improvements. Thus, the development of the Park will result in increased real property tax revenues, which will be directed to pay off the municipal bonds. If increases in real property tax revenues from the Park are not sufficient to service the municipal bonds, the Company must fund any shortage. As of December 31, 2005, the Company has recorded a liability of $90,000, which represents a projected shortfall. The maximum estimated potential exposure to the Company is $2,800,000.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Litigation

In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities.
The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

Guaranty Fund Assessments

The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance is expected to result in an increase in assessments by state guaranty funds, or voluntary payments by solvent insurance companies, to fund policyholder losses or liabilities of insurance companies that become insolvent. These assessments may, in certain instances, be offset against future premium taxes. For 2005, 2004 and 2003, the charge to operations related to these assessments was not significant. The estimated liability of $765,000 and $796,000 at December 31, 2005 and 2004, respectively, was based on data provided by the National Organization of Life and Health Insurance Guaranty Associations and was included in "Other liabilities" in the Consolidated Balance Sheets.

NOTE 6 - STATUTORY SURPLUS AS REPORTED TO REGULATORY AUTHORITIES

Union Central files statutory-basis financial statements with regulatory authorities. Union Central's statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, Union Central's state of domicile. The State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners ACCOUNTING PRACTICES AND PROCEDURES MANUAL subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner. Surplus as reflected in the statutory-basis financial statements was as follows:

                                  December 31,
                            ------------------------
                              2005            2004
                            --------        --------
                                 (in thousands)
Capital and surplus         $336,939        $337,730

NOTE 7 - EMPLOYEE BENEFITS

The Company has pension plans covering substantially all of its employees. Pension expense and funding was determined according to regulations as specified by the Employee Retirement Income Security Act of 1974 (ERISA) and subsequent amendments. Benefits are based on the average of the employee's compensation over their career.

During 2005, the Company offered an early retirement benefit to employees. In 2005, the Company recognized the total expense of the program, which resulted in a $6,792,000 decrease in net income in the Consolidated Statements of Income. Expenses of $5,217,000 was associated with the pension plan and $1,575,000 was associated with other postretirement benefits.

In addition to pension benefits, the Company provides certain health care and life insurance benefits for its eligible retired employees ("Other Postretirement Benefits"). Substantially all of the Company's employees may become eligible for these benefits if they reach normal retirement age while working for the Company.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

The measurement date for the Company's pension benefits was December 31. The measurement date for Other Postretirement
Benefits was October 1. A summary of the assets, obligations and assumptions are as follows:

                                                                               Other
                                             Pension                       Postretirement
                                             Benefits                         Benefits
                                  ------------------------------   ------------------------------
                                    2005       2004       2003       2005       2004       2003
                                  --------   --------   --------   --------   --------   --------
                                                            (in thousands)
Accumulated benefit obligation    $163,174   $140,852   $128,666   $ 26,092   $ 25,596   $ 23,355

Projected benefit obligation      $166,707   $143,023   $130,603

Plan assets at fair value         $143,103   $109,540   $113,692   $ 12,266   $ 10,278   $  8,131

Funded status                     $(23,604)  $(33,483)  $(16,911)  $(13,826)  $(15,318)  $(15,224)

Accrued liabilities               $ 20,072   $ 31,312   $ 14,975   $ 16,377   $ 14,546   $ 15,343

Employer contributions            $ 33,417   $     --   $  4,855   $  2,325   $  2,575   $  2,400

Plan participants' contributions  $     --   $     --   $     --   $    374   $    351   $    242

Benefits and administrative
 expenses paid                    $  7,028   $  6,014   $  6,354   $  2,172   $  2,281   $  1,927

Components of net periodic
 benefit cost:
 Service cost                     $  3,970   $  3,597   $  3,711   $  1,106   $    845   $    731
 Interest cost                       8,971      8,181      7,962      1,490      1,464      1,336
 Expected return on plan assets    (10,139)    (8,746)    (8,075)      (938)      (709)      (504)
 Transition asset amortization         (41)       (41)       (41)        --         --         --
 Amount of recognized
   (gains)/losses                    4,288      3,529      4,734        (24)        --         --
 Amount of prior service
   cost recognized                  (1,037)    (1,050)    (1,070)       117        178      1,142
                                  --------   --------   --------   --------   --------   --------
 Total net periodic benefit cost  $  6,012   $  5,470   $  7,221   $  1,751   $  1,778   $  2,705
                                  ========   ========   ========   ========   ========   ========

                                                                  Other
                                        Pension              Postretirement
                                        Benefits                Benefits
                                  --------------------    --------------------
                                  2005    2004    2003    2005    2004    2003
                                  ----    ----    ----    ----    ----    ----
Weighted average assumptions:
 Discount rate                    5.75%   6.00%   6.50%   5.75%   6.00%   6.50%
 Expected compensation increase   3.50%   3.00%   3.00%   3.50%   3.00%   3.00%
 Expected return on plan assets   8.50%   8.50%   8.50%   8.50%   8.50%   8.50%




                                           Other
                             Pension   Postretirement
                             Benefits     Benefits
                             --------     --------
                                (in thousands)
Expected Benefit Payments:
2006                           $8,848      $2,130
2007                            8,955       2,095
2008                            9,087       2,037
2009                            9,262       1,953
2010                            9,544       1,878
2011 - 2015                    52,822       9,190

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Also, $5,905,000, $2,631,000 and $3,071,000 (net of tax) was
charged directly to policyholders' equity in 2005, 2004 and 2003, respectively, as a result of recognizing an additional minimum pension liability adjustment under Statement of Financial Accounting Standard No. 87, EMPLOYERS' ACCOUNTING FOR PENSIONS, and was included in "Minimum pension liability adjustment" in the Consolidated Statements of Equity.

Plan assets of the pension and other postretirement benefit plans are composed of affiliated and unaffiliated mutual funds and a portfolio of actively managed equity securities. As of their respective measurement dates in 2005 and 2004, $115,792,000 and $89,955,000 was invested in affiliated mutual funds.

The expected long-term rate of return for the assets in the Company's benefit plans is currently 8.5%. In developing this assumption, the Company periodically monitors investment yields on the assets in the plans to determine if the current expected rate of return is reasonable given the current investment performance.
 Historical and projected returns are also reviewed for appropriateness of the selected assumption. The Company believes its assumption of future returns is reasonable.

The primary investment objectives of the Company's benefit plans are to provide sufficient assets and liquidity to meet the distribution requirements of the plans through capital appreciation of the plans' assets and levelized funding. To accomplish this objective, pension plan assets are invested in affiliated and unaffiliated mutual funds and assets of the Other Postretirement Benefit Plans are invested in a diversified pool of equity securities, affiliated mutual funds and cash. The Company's investment strategy for the pension plan is generally a target investment mix of 60% equities and 40% bonds. The Company's investment strategy for Other Postretirement Benefit Plans is a target investment allocation consisting primarily of equities with the remainder in bonds and cash. The actual allocation of plan assets by investment category for the year ending December 31, 2005 and 2004 are as follows:

                                               Other
                         Pension           Postretirement
                         Benefits             Benefits
                     ------------------------------------
                      2005     2004        2005     2004
                     ------   ------      ------   ------
Equity securities:
Domestic equities     51.0%    52.3%       79.6%    82.6%
Foreign equities       9.0      9.6        13.5      9.4
Bonds                 40.0     38.1         5.7      5.8
Cash                    --       --         1.2      2.2
                     ------   ------      ------   ------
Total                100.0%   100.0%      100.0%   100.0%
                     ======   ======      ======   ======

The Company's current funding strategy for its benefit plans is to fund an amount at least equal to the minimum required funding as determined under ERISA with consideration of factors such as the minimum pension liability requirement for Pension Benefits and the maximum tax deductible amounts for both Pension Benefits and Other Postretirement Benefits. The ultimate amount of the Company's funding may be adjusted based on changes in the fair value of plan assets and changes in related assumptions. For the year ending December 31, 2005, the Company does not expect any required contributions under ERISA for the Pension Plans and will fund Other Postretirement Benefits Plans to meet their liquidity needs.

The health care cost trend rate was 11.2% graded to 5.0% over 9 years for 2005. The health care cost trend rate assumption has an insignificant effect on the postretirement benefit obligation, the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost as of and for the year ended December 31, 2005.

In 2005, the Company adjusted its projection of the liability for other Postretirement Benefits to consider the impact of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) as the Company concluded that its prescription drug benefits were actuarially equivalent to Medicare Part D under the Act. The Company will receive a subsidy in future years under the Act and during the fourth quarter of 2005, the Company recognized a reduction in the benefit obligation of $3,473,000.

The net periodic benefit cost related to benefits under the Act was reduced by $150,000, which was composed of a reduction in interest cost on the benefit obligation of $78,000, a reduction in service cost of $37,000 and amortization of gains of $35,000.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

The expected benefit payments and the gross amount of anticipated subsidy receipts are noted below:

                  Before      Expected
                Medicare      Medicare
                  Part D        Part D        Net
   Year         Subsidies     Subsidies     Payments
---------       ---------     ---------     --------
   2006          $1,966        $  190        $1,776
   2007           1,937           210         1,727
   2008           1,887           234         1,653
   2009           1,828           257         1,571
   2010           1,776           275         1,501
2011-2015         8,906         1,751         7,155

The Company has two contributory savings plans for home office employees and agents meeting certain service requirements, which qualify under Section 401(k) of the Internal Revenue Code. These plans allow eligible employees to contribute up to certain prescribed limits of their pre-tax compensation. The Company will match 50% of the first 6% of participants' contributions for the Employees Savings Plan and the Agents Savings Plan. The Company's matching contributions to these plans were $1,943,000, $1,846,000 and $1,820,000 for 2005, 2004 and 2003, respectively. The value of the plans' assets was $103,089,000 and $95,318,000 at December 31, 2005 and 2004, respectively. The assets are held in the deposit fund or under the variable accounts of a group annuity policy. At December 31, 2005 and 2004, $33,259,000 and
$31,960,000, respectively, was invested in affiliated mutual funds.

NOTE 8 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

CASH AND CASH EQUIVALENTS: The carrying amounts reported in the Consolidated Balance Sheets for these instruments approximate their fair values.

INVESTMENT SECURITIES: Fair values for bonds are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent securities broker dealers or quoted market prices of comparable instruments. The fair values of common stock in Company sponsored mutual funds are based on quoted market prices and are recognized in "Equity securities available-for-sale at fair value", "Other fixed maturities" and "Other equity securities" in the Consolidated Balance Sheets. The fair values for limited partnerships are based on the quoted market prices of the investments underlying the limited partnership portfolios.

MORTGAGE LOANS: The fair values for commercial mortgages held for investment in good standing are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages held for investment with potential loan losses are based on discounted cash flow analysis of the underlying properties.

The estimate of fair values for commercial mortgage loans held for sale is based on current pricing of whole loan transactions that a purchaser unrelated to the seller would demand for a similar loan.

WAREHOUSE FINANCE FACILITY: The warehouse finance facility is offered with interest at market interest rates, and therefore, the carrying amount of the warehouse finance facility is a reasonable estimation of fair value.

POLICY LOANS: Management is unable to ascertain the estimated life of the policy loan portfolio. Due to the excessive costs that would be incurred to determine this information, management considers the estimation of its fair value to be impracticable. The nature of a policy loan insures that the outstanding loan balance will be fully recoverable because the balance owed to the Company is always equal to or lower than the cash value of the insurance policy owed to the policyholder. Policy loans are stated at their aggregate unpaid balance in the Consolidated Balance Sheets.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

SURPLUS NOTES: Fair value for the Company's surplus notes liability was estimated using a discounted cash flow calculation based on current interest rates consistent with the maturity of the surplus notes.

REPURCHASE AGREEMENTS: The fair value of repurchase agreements are based on quoted market prices.

INTEREST RATE SWAP AGREEMENTS: The fair value of interest rate swaps is the estimated amount the Company would receive or pay to terminate the agreements based on current market interest rates.

The carrying amounts and fair values of the Company's mortgage loans are as follows:

                            December 31, 2005          December 31, 2004
                           -------------------        -------------------
                            Carrying     Fair         Carrying    Fair
                             Amount      Value         Amount     Value
                            --------     -----        --------    -----
                                           (in thousands)
Commercial mortgage loans   $529,465   $550,970      $619,312   $656,724
                            ========   ========      ========   ========

The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts are as follows:

                         December 31, 2005          December 31, 2004
                        -------------------        -------------------
                         Carrying     Fair         Carrying    Fair
                          Amount      Value         Amount     Value
                         --------     -----        --------    -----
                                        (in thousands)

Direct access            $ 58,844   $ 58,844      $ 61,072   $ 61,072
Traditional annuities      36,667     37,962        35,157     38,324
Supplementary contracts     8,379      8,423         9,855      9,907
GPA not involving life        305        327           539        584
Dividend accumulations      5,665      5,665         5,830      5,830
Premium deposit funds         604        604           662        662
                         --------   --------      --------   --------
Total                    $110,464   $111,825      $113,115   $116,379
                         ========   ========      ========   ========

The carrying amounts and fair values of the Company's liability for surplus notes are as follows:

                   December 31, 2005          December 31, 2004
                 --------------------       --------------------
                 Carrying     Fair          Carrying     Fair
                  Amount      Value          Amount      Value
                 --------     -----         --------     -----
                               (in thousands)
Surplus notes    $49,819     $53,981        $49,810     $56,034
                 =======     =======        =======     =======

The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to the carrying value and fair value of the Company's investments is disclosed in Note 2.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 9 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claim adjustment expense is summarized as follows:

                                      December 31,
                             ------------------------------
                               2005       2004       2003
                             --------   --------   --------
                                     (in thousands)
Balance as of January 1      $186,248   $176,655   $161,037
Incurred related to:
 Current year                  93,715     83,105     91,862
 Prior years                    7,781     11,451      6,927
                             --------   --------   --------
Total incurred                101,496     94,556     98,789
                             --------   --------   --------
Paid related to :
 Current year                  55,083     45,940     52,342
 Prior years                   41,609     39,023     30,829
                             --------   --------   --------
Total paid                     96,692     84,963     83,171
                             --------   --------   --------
Balance as of December 31    $191,052   $186,248   $176,655
                             ========   ========   ========

The balance in the liability for unpaid claims and claim adjustment expenses is included in "Future policy benefits" and "Policy and contract claims" in the Consolidated Balance Sheets.

As a result of changes in estimates of insured events in prior years, the provision of claims and claim adjustment expenses increased by $7,781,000, $11,451,000 and $6,927,000 in 2005, 2004
and 2003, respectively. Amounts related to incurred claims related to prior years' resulted from prior year claims being settled for amounts greater than originally estimated. Included in the above balances are reinsurance recoverables of $4,887,000, $2,615,000 and $4,037,000 at 2005, 2004 and 2003, respectively.

NOTE 10 - SURPLUS NOTES

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Superintendent of the Ohio Insurance Department, these Notes pay interest semi-annually on May 1 and November 1.
Interest expense of $4,100,000 was incurred in 2005, 2004 and 2003, and was recorded in "Interest expense" in the Consolidated Statements of Income. In connection with issuing the Notes, Union Central incurred and capitalized $765,000 of issuance cost. This cost is recorded in "Other assets" in the Consolidated Balance Sheets, and totaled $537,000 and $562,000 as of December 31, 2005 and 2004, respectively. Issuance cost of $26,000 was amortized in 2005, 2004 and 2003, respectively, and recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Additionally, the Notes have an original issue discount of $260,000 which is deducted from the balance of the Notes. Issuance costs and original issue discount will be amortized under the straight-line method over the term of the Notes. Amortization relating to original issue discount of $9,000 was recorded in 2005, 2004 and 2003 in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Unamortized original issue discount of $181,000 and $190,000 was deducted from the balance of the Notes as of December 31, 2005 and 2004, respectively.

NOTE 11 - OTHER COMPREHENSIVE INCOME (LOSS)

Statement of Financial Accounting Standards No. 130, REPORTING COMPREHENSIVE INCOME (FAS 130) establishes the requirement for the reporting and display of comprehensive income (loss) and its components in the financial statements. Comprehensive income is defined by the FASB as all changes in an enterprise's equity during a period other than those resulting from investments by owners and distributions to owners. Comprehensive income (loss) includes net income and other comprehensive income, which includes all other non-owner related changes to equity and includes unrealized gains and losses on available-for-sale debt and equity securities and minimum pension liability adjustments. FAS 130 also requires separate presentation of the accumulated balance of other comprehensive income within the equity section of a statement of financial position.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

The Company has presented the required displays of total comprehensive income and its components, along with the separate presentation of the accumulated balance of other comprehensive income within the Consolidated Statements of Equity.

Following are the FAS 130 disclosures of the related tax effects allocated to each component of other comprehensive income (loss) and the accumulated other comprehensive income (loss) balances required by FAS 130.

<caption
                                              Year Ended December 31, 2005
                                              ----------------------------
                                          Before-Tax        Tax         Net-of-Tax
                                             Amount   Expense/(Benefit)   Amount
                                          ----------  ----------------- ----------
                                                        (in thousands)
Change in unrealized gains (losses)
 on securities:

Change in unrealized gains (losses)
  arising during 2005                     $(35,997)     $ (8,331)       $(27,666)

Less:  reclassification adjustments
 for gains realized in net income          (16,628)       (5,820)        (10,808)
                                          --------      --------        --------

Net change in unrealized gains (losses)      (52,625)    (14,151)        (38,474)

Minimum pension liability adjustment        (9,085)       (3,180)         (5,905)
                                          --------      --------         -------

Other comprehensive loss                  $(61,710)     $(17,331)       $(44,379)
                                          ========      ========        ========


                                              Year Ended December 31, 2004
                                              ----------------------------
                                          Before-Tax        Tax         Net-of-Tax
                                             Amount   Expense/(Benefit)   Amount
                                          ----------  ----------------- ----------
                                                        (in thousands)
Change in unrealized gains (losses)
 on securities:

Change in unrealized gains (losses)
 arising during 2004                       $22,694       $ 7,943         $14,751

Less:  reclassification adjustments
 for gains realized in net income          (21,480)       (7,518)        (13,962)
                                           -------       -------         -------

Net change in unrealized gains (losses)      1,214           425             789

Minimum pension liability adjustment        (4,048)       (1,417)         (2,631)
                                           -------       -------         -------

Other comprehensive loss                   $(2,834)        $(992)        $(1,842)
                                           =======       =======         =======

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                              Year Ended December 31, 2003
                                              ----------------------------
                                          Before-Tax        Tax         Net-of-Tax
                                             Amount   Expense/(Benefit)   Amount
                                          ----------  ----------------- ----------
                                                        (in thousands)
Change in unrealized gains (losses)
 on securities:

Change in unrealized gains (losses)
 arising during 2003                       $20,561       $ 7,196         $13,365

Less:  reclassification adjustments
 for gains realized in net income          (25,316)       (8,861)        (16,455)
                                           -------       -------         -------
Net change in unrealized gains (losses)     (4,755)       (1,665)         (3,090)

Minimum pension liability adjustment        (4,725)       (1,654)         (3,071)
                                           -------       -------         -------

Other comprehensive loss                   $(9,480)      $(3,319)        $(6,161)
                                           =======       =======         =======


NOTE 12 - SUBSEQUENT EVENT
In January 2005, the Board of Directors of The Union Central Life Insurance Company and the Ameritas Acacia Companies voted to combine at the mutual holding company level. Members and policyholders of both companies approved the transaction in 2005 and the Department of Insurance in Ohio approved the transaction on December 13, 2005, effective January 1, 2006.

As a result of the transaction, on January 1, 2006, the Union Central Life Insurance Company was converted from an Ohio mutual life insurance company to an Ohio stock life insurance company, wholly-owned by a newly formed Ohio mutual insurance holding company known as the Union Central Mutual Holding Company ("UCMHC"). UCMHC was immediately merged into the Ameritas Acacia Mutual Holding Company, which concurrently changed its name to the UNIFI mutual holding company. The capital stock of the Union Central was contributed to UNIFI's wholly-owned holding company subsidiary, Ameritas Holding Company ("AHC"), which resulted in Union Central becoming an indirect subsidiary of UNIFI and a direct subsidiary of AHC.

In connection with the mutual insurance holding company formation effective January 1, 2006, Union Central established a Closed Block for certain policyholder policies to protect the dividend rights of these policyholders on July 1, 2005. The purpose of the closed block is to provide reasonable assurance to policyowners within the Closed Block that assets will be available to provide for the continuation, in aggregate, of dividends throughout the life of the policies based on the 2005 dividend scale if the experience underlying such dividend scale continues, and for appropriate adjustment in such dividend scale if the experience changes. The policies included in the Closed Block are traditional dividend paying ordinary life policies, including whole life plans, limited pay plans, endowments and some term policies, as well as policies which are eligible to be reinstated to dividend paying policies. Riders and dividend options on policies in the closed block are also included. The policies in the Closed Block will continue to be eligible for dividends as declared by the Company's Board of Directors.

The types of assets and cash flows within the Closed Block were agreed upon by the Company and the Insurance Department of the State of Ohio. Assets will be assigned to the Closed Block in an amount that produces cash flows which, together with anticipated revenues from the Closed Block policies, are expected to be sufficient to support the Closed Block policy activity including payment of claims, expenses and taxes and to provide for continuation of the payment of dividends throughout the life of the policies. If the assets assigned to the Closed Block, the investment cash flows from those assets and the revenues from the Closed Block policies prove to be insufficient to pay the benefits guaranteed under the Closed Block policies, the Company will be required to make such payments from its general funds. If, over time, the aggregate performance of the Closed Block assets and policies is better than assumed in the funding of the Closed Block, dividends to policyholders will be increased. If, over time, the aggregate performance of the Closed Block assets is less favorable than assumed in the funding, dividends to policyholders will be reduced.

     THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

The assets and liabilities within the Closed Block will be recorded in the Company's financial statements on the same basis as similar assets and liabilities. Assets allocated to the Closed Block will inure solely to the benefit of the policyholders within the Closed Block and will not revert to the benefit of stockholders of Union Central.

The amount of initial Closed Block assets will be determined in two steps whereby a provisional amount of assets was estimated as of the Closed Block funding date of July 1, 2005, and a final calculation of initial Closed Block assets will be made in early 2006. If there is a shortfall of the provisional funding below the actual initial assets needed, additional assets will be transferred from the Company's General Account to the Closed Block to complete the funding in 2006. If there is an excess of the provisional funding over the actual initial assets needed, assets will be transferred from the Closed Block to the Company's General Account, with interest, to complete the funding in 2006. The Closed Block was initially funded with policy loans on policies within the Closed Block, due and deferred premiums on the policies in the Closed Block, and certain designated assets in Union Central's general account including such items as bonds, mortgage loans, and investment income due and accrued on bonds and mortgage loans.

A policyholder dividend obligation (PDO) is required for earnings in the Closed Block after January 1, 2006 that are not available to shareholders. If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. The PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless future performance is less favorable than expected at the inception of the Closed Block. If actual cumulative performance of the Closed block is less favorable than expected, only actual earnings will be recognized in income and no PDO would be established.

As of July 1, 2005, assets of $362,940,000 and liabilities of $422,431,000 were provisionally funded into the Closed Block. The final adjustment of initial Closed Block assets and liabilities will occur in early 2006, and the operation of the Closed Block will commence on January 1, 2006.

                           PART C

                      OTHER INFORMATION

                       CARILLON ACCOUNT
                           (VA III)
                   PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

  (a) Financial Statements
      (1) The Financial Statements of the Registrant, Carillon
          Account, are included in Part B
      (2) The Financial Statements of the Depositor, The Union
          Central Life Insurance Company, are included in Part B.
      (3) The Schedule of Investments in securities of unaffiliated issuers is included in the Carillon
          Account Financials and Notes

  (b) Exhibits
      (1) Resolution of the Board of Directors of The Union Central Life Insurance Company authorizing establishment of CA - previously filed (initial filing on July 11, 1984)
      (2) Proposed form of Custodianship Agreement -
          previously filed (initial filing on July 11, 1984)
      (3) Principal Underwriting Agreement - (previously
          filed October 13, 2004)
      (4) Specimen Contract - (previously filed August 13, 2004)
      (5) Specimen Application - (previously filed August 13,
          2004)
      (6) (a) Certificate of Incorporation of The Union Central Life Insurance Company - previously filed (initial filing on July 11, 1984)
          (b) Code of Regulations of The Union Central Life Insurance Company - previously filed (initial filing on July 11, 1984)
      (7) Not Applicable
      (8) None
      (9) Opinion of John F. Labmeier, Esq., The Union Central Life Insurance Company - filed herewith
     (10) Consent of Ernst & Young LLP - filed herewith.
     (11) None
     (12) Not applicable

Item 25.  Directors and Officers

Set forth below is a list of the directors and executive officers of The Union Central Life Insurance Company and the position held with the Company by each person.


Name and                        Principal Positions and
Business Address                Offices with Depositor
----------------                -----------------------
James A. Anderson                 Director
3333 Burnet Avenue
Cincinnati, Ohio 45229

Michael S. Cambron                Director
36 E. Fourth Street
Cincinnati, Ohio  45202

Senator Richard H. Finan          Director
11137 Main Street
Cincinnati, Ohio  45241

Michael A. Fisher                 Director
441 Vine Street
300 Carew Tower
Cincinnati, Ohio  45202

John H. Jacobs*                   Chairman of the Board and
                                  Chief Executive Officer

Francis V. Mastrianna, Ph.D.      Director
5603 Flagstone Way
Milford, Ohio 45150

Thomas E. Petry                   Director
312 Walnut Street. Suite 1600
Cincinnati, Ohio  45202

Larry R. Pike*                    Director

Myrtis H. Powell, Ph.D.           Director
8315 Crestdale Court
Cincinnati, Ohio 45236

Dudley S. Taft                    Director
312 Walnut Street
Suite 3550
Cincinnati, Ohio  45202

John M. Tew, Jr., M.D.            Director
234 Goodman Street
Cncinnati, Ohio 45219-0724

Gary T. Huffman*                  President and Chief
                                  Operating Officer

Steven R. Sutermeister*           Senior Vice President and Chief
                                  Investment Officer

David F. Westerbeck*              Executive Vice President,
                                  General Counsel
                                  and Secretary

Dale D. Johnson*                  Senior Vice President

Lisa A. Mullen*                   Senior Vice President

Steven J. Valerius*               Senior Vice President

Christopher T. Lutz*              Vice President, Controller
                                  and Treasurer

----------------
*  P.O. Box 40888
  Cincinnati, Ohio  45240

Item 26.  Persons Controlled by or Under Common Control with the
Depositor or Registrant

Set forth below is a chart showing the principal entities within the UNIFI Mutual Holding Company enterprise, of which Union
Central is a member company.

Name of Corporation (state where organized)                  Principal Business
-------------------------------------------                  ------------------
UNIFI Mutual Holding Company (NE)............................mutual insurance holding company
  Ameritas Holding Company (NE)..............................stock insurance holding company
    Acacia Life Insurance Company (DC).......................life insurance company
      Acacia Financial Corporation (MD)......................holding company
        Acacia Federal Savings Bank (DE).....................federally chartered bank
          Acacia Service Corp. (VA)..........................deposit solicitation
        Calvert Group, Ltd. (DE).............................holding company
          Calvert Asset Management Company (DE)..............asset management services
          Calvert Shareholder Services, Inc. (DE)............administrative services
          Calvert Administrative Services Company (DE).......administrative services
          Calvert Distributors, Inc. (DE)....................broker-dealer

    Ameritas Life Insurance Corp. (NE).......................life/health insurance company
      AMAL Corporation (NE)..................................a joint venture holding company between
                                                             Ameritas Life Insurance Corp. (86.00%),
                                                             Acacia Life Insurance Company (11.03%),
                                                             and Acacia Financial Corporation (2.97%)
        Ameritas Variable Life Insurance Company (NE)........life insurance company
        Ameritas Investment Corp. (NE).......................securities broker dealer and investment adviser owned by AMAL Corporation (66.41%)
                                                             and AmerUs Life Insurance Company (33.59%)
      Ameritas Investment Advisors, Inc. (NE)................investment adviser
      First Ameritas Life Insurance Corp. of New York (NY)...life insurance company
      Pathmark Administrators, Inc. (NE).....................third-party administrator of dental and eye care insurance plans

    The Union Central Life Insurance Company (OH)............life insurance company
      Union Central Mortgage Funding, Inc. (OH)..............mortgage loan and servicing
      Summit Investment Partners, LLC (OH)...................investment adviser
      Carillon Marketing Agency, Inc. (DE)...................insurance agency
      Carillon Investments, Inc. (OH)........................securities broker dealer and investment adviser
      PBRA, Inc. (CA)........................................holding company
        PRB Administrators, Inc. (DE)                        pension administration services
      Summit Investment Partners, Inc. (OH)                  investment adviser


Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.


Item 27.  Number of Contractowners

As of December 31, 2005, the total number of contractowners of qualified and non-qualified contracts was 180.

Item 28.  Indemnification

Article 1701.13(E)(1) of the Ohio Revised Code provides in relevant part that a corporation may indemnify any person who is a party to a lawsuit or any other legal action other than one brought on behalf of the corporation, by reason of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, against expenses and amounts paid in connection with a lawsuit or action if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful.

Article VII of the Code of Regulations of The Union Central Life Insurance Company states that, "The Corporation shall, to the full extent not prohibited by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other person whom it may indemnify pursuant thereto."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) The principal underwriter of contracts for the Registrant is Carillon Investments, Inc. Carillon
         Investments, Inc. also acts as a principal underwriter for Carillon Life Account.

     (b) Set forth below is a list of each officer and director of Carillon Investments, Inc. and the position held with the company by each person.


Name and                      Positions and
Principal Business Address*   Offices with Underwriter
--------------------------    ------------------------
Gary T. Huffman               Director

Dale D. Johnson               Director

Steven R. Sutermeister        Director

Salene M. Hitchcock-Gear      President

Kevin W. O'Toole              Vice President

Connie Grosser                Vice President, Operations,
                              and Treasurer

John F. Labmeier              Vice President and Secretary

Andrew J. Van Erp             Vice President

John M. Lucas                 Assistant Secretary

Jennifer A. Elliott           Assistant Vice President, Operations

John R. Feldman               Assistant Vice President

Amy D. Starkey                Assistant Vice President and
                              Chief Compliance Officer

Melissa A. MacKendrick        Assistant Treasurer

---------------
* The principal business address of each person is 1876 Waycross Road, Cincinnati, Ohio 45240

     (c) Compensation from the Registrant

                 Net
            Underwriting
              Discounts   Compensation
Name of          and           on        Brokerage
Underwriter  Commissions   Redemption   Commissions  Compensation
Carillon
Investments,
Inc.          $$590,320        N/A           N/A          N/A



Item 30.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained by the Depositor at its principal office, 1876 Waycross Road, Cincinnati, Ohio 45240.

Item 31.  Management Services

None.

Item 32.  Undertakings and Representations

The Registrant is relying on a no-action letter issued to the American Council of Life Insurance published November 28, 1988. The no-action letter provides certain assurances relying on compliance with Internal Revenue Code Section 403(b)(11) and certain provisions of the Investment Company Act of 1940. The Registrant represents it will comply with paragraph 1 - 4 of the no-action letter.

The Union Central Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Union Central Life Insurance Company.

                        SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Carillon Account, and the Depositor, The Union Central Life Insurance Company, certify that this Post-Effective Amendment meets all the requirements of effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on their behalf by the undersigned, duly authorized, in the City of Cincinnati and the State of Ohio, on the 28th day of April, 2006.


                                     CARILLON ACCOUNT
                                       (Registrant)


                         THE UNION CENTRAL LIFE INSURANCE COMPANY
(SEAL)                                  (Depositor)


Attest: /s/ John F. Labmeier   By: /s/ John H. Jacobs
                                    John H. Jacobs
                             Chief Executive Officer and
                                Chairman of the Board
                         The Union Central Life Insurance Company


As required by the Securities Act of 1933, this Registration
Statement has been signed below by the following Directors and Officers of The Union Central Life Insurance Company in the capacities and on the dates indicated.

Signature                    Title                      Date

/s/ John H. Jacobs       Chief Executive Officer and    04/28/2006
John H. Jacobs           Chairman of the Board
                         (Principal Executive Officer)


/s/ Christopher T. Lutz  Vice President, Controller     04/28/2006
Christopher T. Lutz      	and Treasurer
                         (Principal Financial and
                         Accounting Officer)



Signature                              Title        Date

*/s/ Michael S. Cambron              Director     04/28/2006
Michael S. Cambron


*/s/ Michael A. Fisher               Director     04/28/2006
Michael A. Fisher


*/s/ Francis V. Mastrianna, Ph.D.    Director     04/28/2006
Francis V. Mastrianna, Ph.D.


*/s/ Thomas E. Petry                 Director     04/28/2006
Thomas E. Petry


*/s/ Myrtis H. Powell, Ph.D.         Director     04/28/2006
Myrtis H. Powell, Ph.D.


*/s/ Dudley S. Taft                  Director     04/28/2006
Dudley S. Taft


*/s/ John M. Tew, Jr., M.D.          Director     04/28/2006
John M. Tew, Jr., M.D.

*/ By David F. Westerbeck, pursuant to Power of Attorney